UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07883
ICON Funds
(Exact name of registrant as specified in charter)
5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111
(Address of principal executive offices)      (Zip code)
Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111
(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2010
Date of reporting period: March 31, 2010

Item 1. Reports to Stockholders.

2010 Semiannual Report
ICON Diversified Funds
Investment Update
(Unaudited)

ICON Bond Fund
ICON Core Equity Fund
ICON Equity Income Fund
ICON Long/Short Fund
ICON Risk-Managed Equity Fund

1-800-764-0442 ï www.iconfunds.com

                                                                                                    SAR-DIV-10
                                                                                                    B56425

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

About This Report (Unaudited)	2

Schedules of Investments (Unaudited)
ICON Bond Fund	4
ICON Core Equity Fund	10
ICON Equity Income Fund	13
ICON Long/Short Fund	17
ICON Risk-Managed Equity Fund	21

Financial Statements (Unaudited)	26

Financial Highlights (Unaudited)	36

Notes to Financial Statements (Unaudited)	46

Six-Month Hypothetical Expense Example (Unaudited)	64

Other Information (Unaudited)	68

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2010, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or

2 About This Report

underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund and the Equity Income Fund may invest up to 25% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

About This Report 3

ICON Bond Fund
Schedule of Investments
March 31, 2010 (unaudited)

		Interest	Maturity
Principal Amount		Rate	Date	Value

Corporate Bonds (94.2%)
$220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	$291,093
500,000	AK Steel Corp.	7.75%	06/15/12	502,500
1,000,000	Alcoa, Inc.	5.55%	02/01/17	1,004,540
1,000,000	Alcoa, Inc.	6.75%	07/15/18	1,036,368
950,000	Alcoa, Inc.	5.72%	02/23/19	923,554
1,000,000	Allied Waste North America, Inc.	6.88%	06/01/17	1,090,000
1,000,000	Altria Group, Inc.	7.75%	02/06/14	1,143,727
500,000	Ameren Energy Generating Co.	7.00%	04/15/18	533,663
1,440,000	American Express Bank FSB(b)	0.53%	06/12/17	1,313,833
1,800,000	American Express Credit Co.(b)	0.37%	02/24/12	1,778,818
500,000	American Express Credit Co.	7.30%	08/20/13	561,206
1,000,000	American Express Credit Co.	7.00%	03/19/18	1,135,792
850,000	American General Finance Corp.	4.63%	09/01/10	848,717
250,000	American General Finance Corp.	5.20%	12/15/11	238,977
750,000	American General Finance Corp.	5.38%	10/01/12	705,558
400,000	American International Group, Inc.	5.38%	10/18/11	410,839
900,000	American International Group, Inc.	4.25%	05/15/13	883,424
900,000	American International Group, Inc.	8.25%	08/15/18	944,352
1,000,000	AmSouth Bank NA	4.85%	04/01/13	976,378
650,000	Arizona Public Service Co.	6.38%	10/15/11	690,232
1,000,000	Associated Banc Corp.	6.75%	08/15/11	1,001,286
500,000	AutoZone, Inc.	4.38%	06/01/13	520,894
800,000	Avnet, Inc.	6.00%	09/01/15	842,450
500,000	Ball Corp.	6.88%	12/15/12	505,000
2,250,000	Bank of America Corp.	5.42%	03/15/17	2,223,553
1,000,000	Bank of America NA(b)	0.54%	06/15/16	894,425
950,000	Bank of America NA(b)	0.56%	06/15/17	834,365
1,000,000	BB&T Corp.	5.25%	11/01/19	1,005,412
1,000,000	Bear Sterns Cos., LLC(b)	0.97%	10/28/14	983,354
950,000	Bear Sterns Cos., LLC(b)	0.64%	11/21/16	891,231
401,000	Bill Barrett Corp.	9.88%	07/15/16	432,078
750,000	Boston Scientific Corp.	6.00%	06/15/11	780,001
2,000,000	Branch Banking Trust(b)	0.55%	05/23/17	1,822,074
150,000	CENTEX Corp.	4.55%	11/01/10	150,375
500,000	Chesapeake Energy Corp.	7.00%	08/15/14	506,875

4 Schedule of Investments

		Interest	Maturity
Principal Amount		Rate	Date	Value

$500,000	Chesapeake Energy Corp.	6.63%	01/15/16	$490,000
850,000	Citigroup, Inc.	5.30%	10/17/12	892,752
2,000,000	Citigroup, Inc.(b)	0.52%	06/09/16	1,711,302
1,000,000	Citigroup, Inc.	6.13%	05/15/18	1,021,789
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	483,825
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	567,464
1,000,000	Commercial Metals Co.	7.35%	08/15/18	1,052,062
500,000	ConocoPhillips	4.75%	02/01/14	537,663
500,000	Consolidated Edison, Inc.	5.55%	04/01/14	544,425
1,000,000	Constellation Energy Group, Inc.	4.55%	06/15/15	1,022,676
2,000,000	Coventry Health Care, Inc.	5.88%	01/15/12	2,071,660
1,000,000	Coventry Health Care, Inc.	6.13%	01/15/15	995,197
114,000	Cox Communications, Inc.	7.63%	06/15/25	130,549
500,000	Credit Suisse New York, YD	5.50%	05/01/14	544,216
500,000	Credit Suisse New York, YD	6.00%	02/15/18	529,391
1,100,000	CSX Corp.	7.38%	02/01/19	1,281,812
500,000	Daimler Finance North America LLC	6.50%	11/15/13	554,320
950,000	Delphi Financial Group, Inc.	7.88%	01/31/20	980,894
500,000	Denbury Resources, Inc.	9.75%	03/01/16	550,000
232,000	Dillards, Inc.	9.13%	08/01/11	242,440
1,000,000	Edison Mission Energy	7.50%	06/15/13	867,500
450,000	Exelon Generation Co., LLC	5.35%	01/15/14	479,831
750,000	Exelon Generation Co., LLC	6.20%	10/01/17	816,210
1,000,000	Fifth Third Bank	0.36%	05/17/13	933,928
6,000	First American Financial Corp.	7.55%	04/01/28	4,448
23,000	FirstEnergy Corp.	6.45%	11/15/11	24,395
1,000,000	Ford Motor Credit Co. LLC	9.75%	09/15/10	1,023,976
201,000	Ford Motor Credit Co. LLC(b)	5.51%	06/15/11	205,020
2,000,000	Ford Motor Credit Co. LLC	7.25%	10/25/11	2,067,782
1,000,000	Ford Motor Credit Co. LLC(b)	3.00%	01/13/12	971,250
1,000,000	Ford Motor Credit Co. LLC	7.50%	08/01/12	1,035,481
750,000	Fortune Brands, Inc.	4.88%	12/01/13	779,370
1,000,000	Freeport-McMoRan Copper & Gold, Inc.(b)	3.88%	04/01/15	1,010,000
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.25%	04/01/15	544,375
600,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	667,500
1,000,000	Frontier Communications Corp.	8.13%	10/01/18	1,000,000
1,000,000	General Electric Capital Corp.(b)	0.42%	07/27/12	983,511
1,000,000	General Electric Capital Corp.(b)	0.40%	05/08/13	971,456
1,000,000	General Electric Capital Corp.(b)	0.40%	03/20/14	952,587
1,000,000	General Electric Capital Corp.(b)	0.41%	09/15/14	940,395
500,000	General Electric Capital Corp.	4.75%	09/15/14	525,486

Schedule of Investments 5

		Interest	Maturity
Principal Amount		Rate	Date	Value

$1,000,000	General Electric Capital Corp.(b)	0.45%	05/11/16	$907,670
397,000	Genworth Financial, Inc.	5.65%	06/15/12	409,203
2,000,000	GMAC, Inc.	6.00%	12/15/11	2,005,000
2,000,000	GMAC, Inc.	6.75%	12/01/14	1,987,406
450,000	Hartford Financial Services Group	5.25%	10/15/11	469,613
700,000	Hartford Financial Services Group	5.38%	03/15/17	700,518
2,000,000	Hartford Financial Services Group	6.30%	03/15/18	2,093,562
1,000,000	Hartford Life Global Fund(b)	0.39%	03/15/13	937,862
1,000,000	Hartford Life Global Fund(b)	0.44%	06/16/14	928,141
1,000,000	HCP, Inc.	5.65%	12/15/13	1,045,309
1,500,000	HCP, Inc.	6.30%	09/15/16	1,524,424
500,000	HCP, Inc.	6.70%	01/30/18	509,573
1,000,000	Horace Mann Educators Corp.	6.85%	04/15/16	1,018,488
500,000	HSBC Finance Corp.	4.75%	07/15/13	525,127
1,900,000	HSBC Finance Corp.(b)	4.83%	11/10/13	1,886,643
2,000,000	HSBC Finance Corp.	5.00%	06/30/15	2,082,772
1,000,000	HSBC Finance Corp.(b)	0.68%	06/01/16	948,010
1,000,000	Humana, Inc.	7.20%	06/15/18	1,081,347
900,000	Ingersoll-Rand Global Holding Co. Ltd.	9.50%	04/15/14	1,091,282
900,000	International Paper Co.	7.95%	06/15/18	1,051,507
450,000	John Hancock(a)	7.38%	02/15/24	446,401
850,000	JPMorgan Chase & Co.	6.63%	03/15/12	924,018
1,000,000	JPMorgan Chase Bank NA(b)	0.59%	06/13/16	938,400
1,000,000	Lincoln National Corp.	7.00%	03/15/18	1,082,824
1,000,000	Lincoln National Corp.	8.75%	07/01/19	1,222,772
1,350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	1,428,312
1,100,000	Merrill Lynch & Co., Inc.(b)	4.77%	05/05/14	1,078,143
1,000,000	Merrill Lynch & Co., Inc.(b)	0.71%	01/15/15	931,423
500,000	MetLife, Inc.	6.75%	06/01/16	560,326
500,000	Morgan Stanley	5.30%	03/01/13	532,118
500,000	Morgan Stanley(b)	0.55%	01/09/14	478,046
1,500,000	Morgan Stanley	4.75%	04/01/14	1,531,615
1,900,000	Morgan Stanley(b)	0.73%	10/15/15	1,760,012
2,000,000	Morgan Stanley(b)	0.70%	10/18/16	1,828,628
1,000,000	National City Bank(b)	0.62%	06/07/17	890,628
1,000,000	National City Corp.	6.88%	05/15/19	1,111,139
500,000	Newfield Exploration Co.	7.13%	05/15/18	507,500
1,000,000	Newmont Mining Corp.	5.13%	10/01/19	1,005,962
122,000	NLV Financial Corp.(a)	6.50%	03/15/35	94,657
900,000	Nordstrom, Inc.	6.75%	06/01/14	1,010,609
500,000	NRG Energy, Inc.	7.38%	02/01/16	496,250

6 Schedule of Investments

		Interest	Maturity
Principal Amount		Rate	Date	Value

$1,000,000	NRG Energy, Inc.	7.38%	01/15/17	$990,000
1,000,000	Peabody Energy Corp.	6.88%	03/15/13	1,011,250
1,000,000	PNC Funding Corp.(b)	0.45%	01/31/14	960,534
750,000	PPL Energy Supply LLC	6.50%	05/01/18	799,164
950,000	Protective Life Corp.	6.40%	01/15/18	924,213
180,000	Provident Cos., Inc.	7.00%	07/15/18	183,557
400,000	Prudential Financial, Inc.	5.10%	09/20/14	422,492
1,600,000	Prudential Financial, Inc.	4.75%	09/17/15	1,646,829
2,050,000	Prudential Financial, Inc.	6.10%	06/15/17	2,168,018
225,000	PSEG Energy Holdings LLC	8.50%	06/15/11	231,804
750,000	RadioShack Corp.	7.38%	05/15/11	786,562
2,000,000	Regions Financial Corp.	6.38%	05/15/12	2,006,172
1,000,000	Regions Financial Corp.(b)	0.45%	06/26/12	914,098
1,000,000	Reliance Steel & Aluminum Co.	6.20%	11/15/16	1,016,837
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,092,468
900,000	Reynolds American, Inc.	7.25%	06/01/13	1,000,759
800,000	Rohm and Haas Co.	5.60%	03/15/13	853,382
500,000	Rohm and Haas Co.	6.00%	09/15/17	531,216
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,145,319
500,000	RR Donnelley & Sons Co.	4.95%	04/01/14	502,508
600,000	Ryder System, Inc.	5.00%	04/01/11	618,372
500,000	Ryder System, Inc.	5.85%	03/01/14	532,102
500,000	Sempra Energy	6.00%	02/01/13	539,127
1,750,000	SLM Corp.	5.13%	08/27/12	1,738,887
1,000,000	SLM Corp.	5.38%	01/15/13	987,647
500,000	SLM Corp.	5.38%	05/15/14	473,595
1,000,000	Sovereign Bank(b)	1.96%	08/01/13	987,080
1,000,000	State Street Bank & Trust(b)	0.45%	12/08/15	940,440
2,000,000	Suntrust Banks, Inc.(b)	0.59%	04/01/15	1,787,002
1,000,000	Suntrust Banks, Inc.	6.00%	09/11/17	1,012,907
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	528,521
500,000	Tesoro Corp.	6.63%	11/01/15	478,750
1,100,000	The AES Corp.	7.75%	10/15/15	1,119,250
600,000	The Black & Decker Corp.	8.95%	04/15/14	710,378
400,000	The Dow Chemical Co.	6.00%	10/01/12	435,430
800,000	The Dow Chemical Co.	7.60%	05/15/14	913,274
1,000,000	The Dow Chemical Co.	5.70%	05/15/18	1,037,363
1,000,000	The Goldman Sachs Group, Inc.(b)	0.75%	01/12/15	977,863
2,000,000	The Goldman Sachs Group, Inc.(b)	0.65%	07/22/15	1,933,830
1,000,000	The Goldman Sachs Group, Inc.(b)	0.72%	03/22/16	948,955
2,000,000	Torchmark Corp.	6.38%	06/15/16	2,031,992

Schedule of Investments 7

		Interest	Maturity
Principal Amount		Rate	Date	Value

$1,900,000	UBS AG	5.88%	12/20/17	$1,967,760
1,000,000	Union Planters Corp.	4.38%	12/01/10	1,005,018
1,000,000	United States Steel Corp.	6.05%	06/01/17	962,500
1,660,000	Valero Energy Corp.	6.13%	06/15/17	1,727,877
2,000,000	Wachovia Corp.(b)	0.44%	08/01/13	1,941,282
1,500,000	Wachovia Corp.	5.25%	08/01/14	1,575,580
1,000,000	Wachovia Corp.(b)	0.59%	10/28/15	927,663
500,000	Wachovia Corp.(b)	0.53%	06/15/17	454,732
900,000	Wells Fargo Bank NA(b)	0.46%	05/16/16	822,140
1,000,000	Whirlpool Corp.	7.75%	07/15/16	1,095,927
1,000,000	Whiting Petroleum Corp.	7.00%	02/01/14	1,023,750
1,000,000	Willis Group Holdings PLC	6.20%	03/28/17	1,013,092
1,000,000	Wilmington Trust Corp.	4.88%	04/15/13	947,637
100,000	Xerox Corp.	5.65%	05/15/13	107,255
500,000	Xerox Corp.	7.63%	06/15/13	512,911

Total Corporate Bonds (Cost $155,612,990)				162,484,193
U.S. Government Bond (0.5%)
825,000	Fannie Mae	5.13%	01/02/14	895,950

Total U.S. Government Bonds (Cost $810,404)				895,950
Foreign Government Bond (0.3%)
500,000	Republic of South Africa, YD	6.50%	06/02/14	550,625

Total Foreign Government Bonds (Cost $512,835)				550,625
Short-Term Investment (3.2%)
5,577,430	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10			5,577,430

Total Short-Term Investments (Cost $5,577,430)				5,577,430
Total Investments 98.2% (Cost $162,513,659)				169,508,198
Other Assets Less Liabilities 1.8%				3,079,271

Net Assets 100.0%				$172,587,469

The accompanying notes are an integral part of the financial statements.

(a)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2010 was $541,058, which represented 0.31% of the Fund’s Net Assets.

(b)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

YD	Yankee Dollar Bond

8 Schedule of Investments

ICON Bond Fund
Credit Quality Composition
March 31, 2010 (Unaudited)

Aa1	0.3%
Aa2	3.9%
Aa3	4.3%
A1	5.5%
A2	10.1%
A3	13.0%
Baa1	7.3%
Baa2	9.9%
Baa3	19.4%
Ba1	7.5%
Ba2	1.8%
Ba3	1.3%
B1	5.8%
B2	1.6%
B3	2.5%

94.2%

Percentages are based upon corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

Schedule of Investments 9

ICON Core Equity Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (92.7%)
18,500	Abbott Laboratories	$974,580
22,100	Accenture PLC, Class A	927,095
17,900	Aetna, Inc.	628,469
28,200	Aflac, Inc.	1,530,978
12,900	Alliant Techsystems, Inc.†	1,048,770
41,300	Altria Group, Inc.	847,476
7,900	Apple, Inc.†	1,855,947
45,500	Arbitron, Inc.	1,213,030
18,200	Avnet, Inc.†	546,000
41,200	Banco Santander S.A., ADR	546,724
33,200	Barrick Gold Corp.	1,272,888
7,400	Becton, Dickinson & Co.	582,602
22,300	Campbell Soup Co.	788,305
33,200	Cardinal Health, Inc.	1,196,196
43,400	Cash America International, Inc.	1,713,432
14,000	Caterpillar, Inc.	879,900
13,500	Celgene Corp.†	836,460
27,100	Chevron Corp.	2,054,993
34,100	Cisco Systems, Inc.†	887,623
19,900	Computer Sciences Corp.†	1,084,351
33,800	ConAgra Foods, Inc.	847,366
28,500	ConocoPhillips	1,458,345
10,400	Covance, Inc.†	638,456
6,400	Credicorp, Ltd.	564,352
20,600	CSX Corp.	1,048,540
8,100	DeVry, Inc.	528,120
9,500	Diamond Offshore Drilling, Inc.	843,695
42,100	Dollar Financial Corp.†	1,012,926
28,500	Dominion Resources, Inc. of Virginia	1,171,635
17,900	Dow Chemical Co.	529,303
42,200	Eli Lilly & Co.	1,528,484
5,900	Emerson Electric Co.	297,006
8,000	Express Scripts, Inc.†	814,080
20,600	Exxon Mobil Corp.	1,379,788
13,800	Freeport-McMoRan Copper & Gold, Inc.	1,152,852
15,400	General Dynamics Corp.	1,188,880
164,600	General Electric Co.	2,995,720
14,200	Genzyme Corp.†	735,986
23,800	GlaxoSmithKline PLC, ADR	916,776
3,400	Google, Inc., Class A†	1,927,834
16,100	Harsco Corp.	514,234
21,000	Hartford Financial Services Group, Inc.	596,820
44,300	Hewlett-Packard Co.	2,354,545
26,400	Honeywell International, Inc.	1,195,128
22,600	Illinois Tool Works, Inc.	1,070,336
38,100	Intel Corp.	848,106
12,500	International Business Machines Corp.	1,603,125
4,700	ITT Educational Services, Inc.†	528,656
19,700	Kellogg Co.	1,052,571
12,700	Kimberly-Clark Corp.	798,576
12,700	Massey Energy Co.	664,083
5,300	Mastercard, Inc., Class A	1,346,200
14,300	McDonald’s Corp.	954,096
14,500	Mednax, Inc.†	843,755
13,800	Medtronic, Inc.	621,414

10 Schedule of Investments

Shares		Value

61,700	Merck & Co., Inc.	$2,304,495
116,900	Microsoft Corp.	3,421,663
99,400	Navios Maritime Holdings, Inc.	660,016
44,700	Newmont Mining Corp.	2,276,571
5,000	Nike, Inc., Class B	367,500
19,800	Noble Corp.†	828,036
8,300	Parker Hannifin Corp.	537,342
17,300	Patterson Cos., Inc.	537,165
124,200	Pfizer, Inc.	2,130,030
24,500	PG&E Corp.	1,039,290
20,000	Philip Morris International, Inc.	1,043,200
4,700	Potash Corp. of Saskatchewan, Inc.	560,945
33,200	Procter & Gamble Co.	2,100,564
26,000	Prudential Financial, Inc.	1,573,000
9,500	Reynolds American, Inc.	512,810
40,700	RPM International, Inc.	868,538
10,400	Siemens AG, ADR	1,039,688
9,900	Stryker Corp.	566,478
19,900	Target Corp.	1,046,740
34,100	The Allstate Corp.	1,101,771
22,200	Thermo Fisher Scientific, Inc.†	1,141,968
17,600	Time Warner, Inc.	550,352
36,200	Tower Group, Inc.	802,554
6,600	Transocean, Ltd.†	570,108
57,900	Tyco International, Ltd.	2,214,675
63,400	U.S. Bancorp	1,640,792
14,500	Union Pacific Corp.	1,062,850
17,200	UnitedHealth Group, Inc.	561,924
7,200	V.F. Corp.	577,080
15,400	Visa, Inc., Class A	1,401,862
19,200	Wal-Mart Stores, Inc.	1,067,520
9,200	WellPoint, Inc.†	592,296
73,800	Wells Fargo & Co.	2,296,656
18,500	Wolverine World Wide, Inc.	539,460
52,200	Xcel Energy, Inc.	1,106,640

Total Common Stocks (Cost $84,623,048)		98,630,187

Short-Term Investment (7.9%)
$8,376,125	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	8,376,125

Total Short-Term Investments (Cost $8,376,126)		8,376,125
Total Investments 100.6% (Cost $92,999,174)		107,006,312
Liabilities Less Other Assets (0.6)%		(598,485)

Net Assets 100.0%		$106,407,827

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

Schedule of Investments 11

ICON Core Equity Fund
Sector Composition
March 31, 2010 (Unaudited)

Information Technology	17.1%
Health Care	17.1%
Industrials	14.8%
Financial	12.6%
Leisure and Consumer Staples	8.5%
Energy	7.3%
Materials	6.3%
Consumer Discretionary	5.9%
Telecommunication & Utilities	3.1%

92.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Core Equity Fund
Industry Composition
March 31, 2010 (Unaudited)

Pharmaceuticals	7.4%
Industrial Conglomerates	5.9%
Computer Hardware	5.5%
Diversified Banks	4.7%
Integrated Oil & Gas	4.6%
Data Processing & Outsourced Services	3.6%
Gold	3.3%
Aerospace & Defense	3.2%
Systems Software	3.2%
Multi-Utilities	3.1%
Life & Health Insurance	2.9%
Household Products	2.7%
Consumer Finance	2.6%
Packaged Foods & Meats	2.5%
Tobacco	2.3%
Oil & Gas Drilling	2.1%
Industrial Machinery	2.0%
Railroads	2.0%
Internet Software & Services	1.8%
Property & Casualty Insurance	1.8%
Managed Health Care	1.7%
Life Sciences Tools & Services	1.7%
Health Care Equipment	1.7%
Health Care Distributors	1.6%
Health Care Services	1.6%
Biotechnology	1.5%
Advertising	1.1%
Diversified Metals & Mining	1.1%
Hypermarkets & Super Centers	1.0%
Education Services	1.0%
General Merchandise Stores	1.0%
Other Industries (each less than 1%)	10.5%

92.7%

Percentages are based upon common stocks as a percentage of net assets.

12 Schedule of Investments

ICON Equity Income Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (71.3%)
8,700	Abbott Laboratories	$458,316
17,000	Aflac, Inc.	922,930
10,000	Alliance Resource Partners, L.P.	419,100
10,300	Alliant Energy Corp.	342,578
40,100	Annaly Capital Management, Inc., REIT	688,918
50,600	Anworth Mortgage Asset Corp., REIT	341,044
77,400	Apollo Investment Corp.	985,302
15,200	Arthur J Gallagher & Co.	373,160
12,700	Automatic Data Processing, Inc.	564,769
5,200	Banco de Chile, ADR	300,872
11,200	Bemis Co., Inc.	321,664
7,500	BP PLC, ADR	428,025
16,300	Bristol-Myers Squibb Co.	435,210
7,300	Caterpillar, Inc.	458,805
16,300	ConAgra Foods, Inc.	408,641
7,600	ConocoPhillips	388,892
10,400	Consolidated Edison, Inc.	463,216
12,700	Cooper Industries PLC	608,838
29,500	Deluxe Corp.	572,890
30,400	Dime Community Bancshares	383,952
8,200	Dominion Resources, Inc. of Virginia	337,102
13,100	Dow Chemical Co.	387,367
13,100	DPL, Inc.	356,189
12,000	E.I. du Pont de Nemours & Co.	446,880
9,000	Eastman Chemical Co.	573,120
5,400	Eaton Corp.	409,158
14,800	Eli Lilly & Co.	536,056
24,700	Empire District Electric Co.	445,094
12,700	Family Dollar Stores, Inc.	464,947
22,600	First Niagara Financial Group, Inc.	321,372
9,400	Genuine Parts Co.	397,150
15,600	Hawaiian Electric Industries, Inc.	350,220
14,700	Home Depot, Inc.	475,545
41,200	Intel Corp.	917,112
5,000	International Business Machines Corp.	641,250
7,800	Kimberly-Clark Corp.	490,464
13,800	Kraft Foods, Inc., Class A	417,312
3,900	Lockheed Martin Corp.	324,558
3,600	Lorillard, Inc.	270,864
7,300	M&T Bank Corp.	579,474
10,100	McDonald’s Corp.	673,872
24,700	Merck & Co., Inc.	922,545
15,000	Methanex Corp.	364,650
77,100	MFA Financial, Inc., REIT	567,456
27,800	Microsoft Corp.	813,706
92,800	Navios Maritime Holdings, Inc.	616,192
6,700	Northrop Grumman Corp.	439,319
9,200	NSTAR	325,864
11,100	Nu Skin Enterprises, Inc., Class A	323,010
12,800	NYSE Euronext	379,008
17,000	Olin Corp.	333,540
13,200	ONEOK, Inc.	602,580
29,500	Partner Communications Co. Ltd., ADR	666,405
25,000	Pepco Holdings, Inc.	428,750
30,500	Pfizer, Inc.	523,075

Schedule of Investments 13

Shares		Value

9,500	Reynolds American, Inc.	$512,810
22,300	RPM International, Inc.	475,882
36,100	Sara Lee Corp.	502,873
6,400	SCANA Corp.	240,576
18,100	Ship Finance International Ltd.	321,456
12,200	Snap-on, Inc.	528,748
10,800	Sun Life Financial, Inc.	347,004
8,200	Time Warner Cable, Inc.	437,142
7,000	TransCanada Corp.	257,320
6,900	V.F. Corp.	553,035
10,400	Willis Group Holdings PLC	325,416

Total Common Stocks (Cost $26,348,528)		31,490,590
Preferred Stocks (2.7%)
15,400	Allianz SE,8.38%	397,512
14,500	plc Capital Trust IV, 7.25%	353,075
16,800	Wells Fargo Capital XII, 7.88%	438,984

Total Preferred Stocks (Cost $1,173,847)		1,189,571

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (7.5%)
$500,000	Bank of America Corp.	5.42%	03/15/17	$494,123
350,000	Central European Distribution Corp.	3.00%	03/15/13	312,812
350,000	Commercial Metals Co.	7.35%	08/15/18	368,222
300,000	Delphi Financial Group, Inc.	7.88%	01/31/20	309,756
300,000	Hartford Financial Services Group, Inc.	5.38%	03/15/17	300,222
400,000	Hartford Financial Services Group, Inc., MTN	6.00%	01/15/19	409,623
400,000	Molina Healthcare, Inc., Series MOH	3.75%	10/01/14	370,000
400,000	Prudential Financial, Inc., Series C, MTN	4.75%	06/13/15	411,018
350,000	Valero Energy Corp.	6.13%	02/01/20	350,089

Total Corporate Bonds (Cost $3,349,940)				3,325,865
Convertible Corporate Bonds (1.6%)
400,000	Massey Energy Co.	3.25%	08/01/15	388,000
350,000	World Acceptance Corp.	3.00%	10/01/11	331,625

Total Convertible Corporate Bonds (Cost $702,049)				719,625
U.S. Government Bonds (9.7%)
1,000,000	Federal Home Loan Mortgage Corp.	5.50%	07/18/16	1,119,718
350,000	Federal Home Loan Mortgage Corp.	6.75%	03/15/31	424,857
500,000	Federal National Mortgage Association	7.25%	05/15/30	635,615
500,000	Financing Corp.	9.40%	02/08/18	676,569
600,000	U.S. Treasury Bond	8.00%	11/15/21	817,500
600,000	U.S. Treasury Bond	4.50%	02/15/36	586,031

Total U.S. Government Bonds (Cost $4,229,587)				4,260,290
Convertible Preferred Stock (0.7%)
7,800	Omnicare Capital Trust II, Series B, 4.0%			321,750

Total Convertible Preferred Stocks (Cost $326,842)				321,750

14 Schedule of Investments

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Call Options Purchased (0.9%)
Apple, Inc., January 2011, $190.00	18	101,115
Bank of America Corp., January 2011, $17.50	286	69,641
Cisco Systems, Inc., January 2011, $27.50	182	30,849
Delphi Financial Group, October 2010, $25.00	120	30,300
Hartford Financial Services Group, January 2011, $30.00	133	40,565
Hewlett Packard Co., January 2011, $60.00	100	18,950
Humana, Inc., January 2011, $50.00	70	31,150
McKesson Corp., January 2011, $70.00	71	25,560
Prudential Financial, Inc., January 2011, $60.00	67	44,890

Total Call Options Purchased (Cost $365,581)		393,020

Shares or Principal Amount		Value

Exchange Traded Funds (2.0%)
5,000	iShares iBoxx High Yield Corporate Bond Fund	$441,850
25,000	PowerShares Financial Preferred Portfolio	433,248

Total Exchange Traded Funds (Cost $556,745)		875,098

Short-Term Investment (0.1%)
$59,689	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	59,689

Total Short-Term Investments (Cost $59,689)		59,689
Total Investments 96.5% (Cost $37,112,808)		42,635,498
Other Assets Less Liabilities 3.5%		1,543,421

Net Assets 100.0%		$44,178,919

The accompanying notes are an integral part of the financial statements.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments 15

ICON Equity Income Fund
Sector Composition
March 31, 2010 (Unaudited)

Financial	14.8%
Telecommunication & Utilities	10.3%
Industrials	9.0%
Consumer Discretionary	6.8%
Information Technology	6.6%
Leisure and Consumer Staples	6.6%
Materials	6.6%
Health Care	6.5%
Energy	4.1%

71.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Equity Income Fund
Industry Composition
March 31, 2010 (Unaudited)

Pharmaceuticals	6.5%
Diversified Chemicals	3.9%
Multi-Utilities	3.9%
Mortgage REIT’s	3.6%
Electric Utilities	3.6%
Packaged Foods & Meats	3.0%
Life & Health Insurance	2.9%
Asset Management & Custody Banks	2.2%
Industrial Machinery	2.1%
Semiconductors	2.1%
Integrated Oil & Gas	1.8%
Systems Software	1.8%
Tobacco	1.8%
Aerospace & Defense	1.7%
Thrifts & Mortgage Finance	1.6%
Insurance Brokers	1.6%
Restaurants	1.5%
Wireless Telecommunication Services	1.5%
Computer Hardware	1.5%
Marine	1.4%
Electrical Components & Equipment	1.4%
Gas Utilities	1.4%
Regional Banks	1.3%
Oil & Gas Storage & Transportation	1.3%
Commercial Printing	1.3%
Data Processing & Outsourced Services	1.3%
Apparel, Accessories & Luxury Goods	1.3%
Household Products	1.1%
Specialty Chemicals	1.1%
Home Improvement Retail	1.1%
General Merchandise Stores	1.1%
Construction & Farm Machinery & Heavy Trucks	1.0%
Cable & Satellite	1.0%
Other Industries (each less than 1%)	5.6%

71.3%

Percentages are based upon common stocks as a percentage of net assets.

16 Schedule of Investments

ICON Long/Short Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (87.4%)
9,200	Abbott Laboratories[x]	$484,656
12,500	Accenture PLC, Class Ax	524,375
5,100	Aetna, Inc.	179,061
7,500	Aflac, Inc.[x]	407,175
25,000	Altria Group, Inc.[x]	513,000
4,500	America Movil S.A.B. de C.V., Series L, ADR	226,530
5,000	Apollo Group, Inc., Class A†,x	306,450
3,000	Assurant, Inc.	103,140
14,100	AT&T, Inc.[x]	364,344
4,500	Atwood Oceanics, Inc.†	155,835
9,000	Automatic Data Processing, Inc.[x]	400,230
2,600	Baxter International, Inc.	151,320
10,000	BB&T Corp.	323,900
3,600	Becton, Dickinson & Co.	283,428
3,300	Bemis Co., Inc.	94,776
7,900	Bristol-Myers Squibb Co.	210,930
10,500	Burger King Holdings, Inc.	223,230
10,000	Capital One Financial Corp.[x]	414,100
2,000	Cash America International, Inc.[x]	78,960
3,800	Chevron Corp.[x]	288,154
4,000	Chubb Corp.[x]	207,400
3,500	Clorox Co.	224,490
16,300	Comcast Corp., Class Ax	306,766
15,000	Commercial Metals Co.	225,900
2,500	Computer Sciences Corp.†	136,225
2,200	Consolidated Edison, Inc.[x]	97,988
9,600	Covidien PLC[x]	482,688
3,000	CVS Caremark Corp.[x]	109,680
5,000	Danaher Corp.	399,550
15,000	Delphi Financial Group, Inc., Class A	377,400
3,000	Diageo plc, ADR	202,350
1,600	Diamond Offshore Drilling, Inc.[x]	142,096
5,000	Ecolab, Inc.	219,750
4,400	Eli Lilly & Co.	159,368
2,300	Exxon Mobil Corp.[x]	154,054
4,000	Fiserv, Inc.†,x	203,040
4,900	FMC Corp.[x]	296,646
1,300	General Dynamics Corp.	100,360
60,000	General Electric Co.[x]	1,092,000
7,500	Genzyme Corp.†,x	388,725
2,000	GlaxoSmithKline PLC, ADR[x]	77,040
4,000	Harris Corp.	189,960
4,000	HCC Insurance Holdings, Inc.	110,400
15,600	Hewlett-Packard Co.[x]	829,140
6,000	Home Depot, Inc.	194,100
8,000	International Business Machines Corp.[x]	1,026,000
8,800	Johnson & Johnson, Inc.[x]	573,760
15,000	Kellogg Co.[x]	801,450
10,500	Kimberly-Clark Corp.[x]	660,240
5,700	Kroger Co.	123,462
1,200	L-3 Communications Holdings, Inc.[x]	109,956
6,500	Laboratory Corp. of America Holdings†,x	492,115
2,500	Loews Corp.[x]	93,200
7,000	Lowe’s Cos., Inc.	169,680
2,500	Lubrizol Corp.	229,300
9,900	Marathon Oil Corp.	313,236
5,400	McKesson Corp.[x]	354,888
7,400	Medtronic, Inc.[x]	333,222
16,600	Merck & Co., Inc.[x]	620,010
35,400	Microsoft Corp.[x]	1,036,158
7,500	Monsanto Co.[x]	535,650

Schedule of Investments 17

Shares		Value

6,000	Newmont Mining Corp.[x]	$305,580
2,600	Norfolk Southern Corp.[x]	145,314
1,500	Northrop Grumman Corp.	98,355
5,300	Novartis AG, ADR	286,730
7,600	Patterson Cos., Inc.[x]	235,980
10,000	PepsiCo, Inc.[x]	661,600
10,800	Pfizer, Inc.	185,220
5,900	Procter & Gamble Co.[x]	373,293
30,000	Republic Airways Holdings, Inc.†	177,600
5,000	Reynolds American, Inc.	269,900
1,000	RWE AG, ADR	88,900
8,000	Sealed Air Corp.	168,640
10,000	SK Telecom Co. Ltd., ADR	172,600
7,500	Snap-on, Inc.	325,050
4,200	Stryker Corp.	240,324
6,000	SYNNEX Corp.†	177,360
11,000	Sysco Corp.[x]	324,500
8,700	The Allstate Corp.[x]	281,097
5,600	Thermo Fisher Scientific, Inc.†	288,064
12,500	Tidewater, Inc.[x]	590,875
5,000	Time Warner Cable, Inc.	266,550
3,300	Transocean, Ltd.†,x	285,054
1,800	Travelers Cos., Inc.[x]	97,092
12,500	U.S. Bancorp[x]	323,500
5,900	UnitedHealth Group, Inc.	192,753
15,000	Valero Energy Corp.	295,500
10,000	Wal-Mart Stores, Inc.[x]	556,000
3,200	WellPoint, Inc.†	206,016
7,600	Wells Fargo & Co.[x]	236,512

Total Common Stocks (Cost $25,452,515)		27,988,996

		Interest	Maturity
Principal Amount		Rate	Date	Value

Corporate Bonds (0.5%)
$100,000	American General Finance Corp.	4.63%	09/01/10	$99,849
70,000	American International Group, Inc.	5.38%	10/18/11	71,897

Total Corporate Bonds (Cost $161,026)				171,746
Short-Term Investment (27.5%)
8,805,780	Brown Brothers Harriman Time Deposit (USD), 0.03%, 04/01/10			8,805,780

Total Short-Term Investments (Cost $8,805,780)				8,805,780
Total Investments 115.4% (Cost $34,419,321)				36,966,522
Liabilities Less Other Assets (15.4)%				(4,936,349)

Net Assets 100.0%				$32,030,173

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

x	Portion of security is pledged as collateral for securities sold short.

ADR	American Depositary Receipt

18 Schedule of Investments

ICON Long/Short Fund
Schedule of Securities Sold Short
March 31, 2010 (unaudited)

Shares	Short Security	Value

7,600	Allscripts-Misys Healthcare Solutions, Inc.†	$148,656
5,000	Cognex Corp.	92,450
10,000	Goodyear Tire & Rubber Co.†	126,400
5,000	Harley-Davidson, Inc.	140,350
800	Harman International Industries, Inc.†	37,424
20,000	iShares Barclays 1-3 Year Treasury Bond Fund	1,667,400
12,800	iShares S&P SmallCap 600 Index Fund	760,832
90,000	SPDR S&P 500 ETF Trust	10,529,100
4,300	SPDR S&P MidCap 400 ETF Trust	615,588
5,000	Texas Industries, Inc.	170,850
4,000	Vail Resorts, Inc.†	160,360
9,800	Vanguard Small-Cap ETF	617,302
1,900	WebMD Health Corp.†	88,122
2,400	Yahoo!, Inc.†	39,672

Total Securities Sold Short (Proceeds $14,595,525)		$15,194,506

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

Schedule of Investments 19

ICON Long/Short Fund
Sector Composition
March 31, 2010 (Unaudited)

Health Care	20.1%
Leisure and Consumer Staples	15.1%
Information Technology	14.1%
Financial	9.5%
Industrials	7.6%
Energy	6.9%
Materials	6.5%
Consumer Discretionary	4.6%
Telecommunication & Utilities	3.0%

87.4%

Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund
Industry Composition
March 31, 2010 (Unaudited)

Pharmaceuticals	8.1%
Computer Hardware	5.8%
Health Care Equipment	4.7%
Household Products	3.9%
Industrial Conglomerates	3.4%
Systems Software	3.2%
Packaged Foods & Meats	2.5%
Life & Health Insurance	2.5%
Tobacco	2.4%
Integrated Oil & Gas	2.4%
Data Processing & Outsourced Services	2.3%
Industrial Machinery	2.3%
Soft Drinks	2.1%
Oil & Gas Equipment & Services	1.8%
Health Care Distributors	1.8%
Property & Casualty Insurance	1.8%
Oil & Gas Drilling	1.8%
Managed Health Care	1.8%
Cable & Satellite	1.8%
Diversified Banks	1.8%
Hypermarkets & Super Centers	1.7%
Fertilizers & Agricultural Chemicals	1.7%
IT Consulting & Other Services	1.6%
Consumer Finance	1.5%
Health Care Services	1.5%
Specialty Chemicals	1.4%
Wireless Telecommunication Services	1.3%
Biotechnology	1.2%
Integrated Telecommunication Services	1.1%
Home Improvement Retail	1.1%
Food Distributors	1.0%
Regional Banks	1.0%
Aerospace & Defense	1.0%
Multi-line Insurance	1.0%
Education Services	1.0%
Gold	1.0%
Other Industries (each less than 1%)	9.1%

87.4%

Percentages are based upon long positions as a percentage of net assets.

20 Schedule of Investments

ICON Risk-Managed Equity Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (100.5%)
7,400	3M Co.[x]	$618,418
8,800	Abbott Laboratories[x]	463,584
5,900	Accenture PLC, Class A	247,505
7,600	AGL Resources, Inc.	293,740
29,900	Altria Group, Inc.[x]	613,548
6,200	Amdocs Ltd.†	186,682
3,400	America Movil S.A.B. de C.V., Series L, ADR	171,156
5,600	American Electric Power Co., Inc.[x]	191,408
5,800	American Financial Group, Inc.	165,010
5,600	Ameriprise Financial, Inc.[x]	254,016
20,200	Amerisource-Bergen Corp.[x]	584,184
2,200	Apple, Inc.†,x	516,846
4,800	Assurant, Inc.	165,024
6,300	Assured Guaranty, Ltd.	138,411
9,800	Atwood Oceanics, Inc.†,x	339,374
1,000	AutoZone, Inc.†	173,090
2,900	Barrick Gold Corp.	111,186
2,000	BHP Billiton Ltd., ADR	160,640
3,400	BP PLC, ADR	194,038
3,700	CACI International, Inc., Class A†	180,745
15,000	Campbell Soup Co.[x]	530,250
8,900	Cardinal Health, Inc.[x]	320,667
9,500	Cash America International, Inc.[x]	375,060
5,400	Celgene Corp.†,x	334,584
2,000	Cephalon, Inc.†	135,560
5,100	Chevron Corp.[x]	386,733
5,200	Clorox Co.[x]	333,528
3,700	Cognizant Technology Solutions Corp., Class A†	188,626
4,800	Computer Sciences Corp.†	261,552
14,100	ConAgra Foods, Inc.[x]	353,487
10,300	ConocoPhillips[x]	527,051
5,200	Consolidated Edison, Inc.	231,608
9,900	Constellation Brands, Inc., Class A†	162,756
3,900	Cooper Industries PLC	186,966
2,200	Covance, Inc.†	135,058
2,700	Credicorp, Ltd.[x]	238,086
10,900	CSX Corp.[x]	554,810
3,300	Darden Restaurants, Inc.	146,982
7,700	Delphi Financial Group, Inc., Class A	193,732
5,800	DeVry, Inc.	378,160
1,600	Eaton Corp.	121,232
2,900	Ecolab, Inc.	127,455
5,300	Express Scripts, Inc.†,x	539,328
18,400	Ezcorp, Inc., Class A†,x	379,040
4,700	Family Dollar Stores, Inc.	172,067
3,700	Freeport-McMoRan Copper & Gold, Inc.[x]	309,098
2,200	General Dynamics Corp.	169,840
20,300	General Electric Co.[x]	369,460
2,200	General Mills, Inc.	155,738
7,300	Genzyme Corp.†,x	378,359
1,400	Google, Inc., Class A†,x	793,814
18,000	Hewlett-Packard Co.[x]	956,700
5,700	Honeywell International, Inc.	258,039
3,900	Hubbell, Inc., Class Bx	196,677
2,600	Humana, Inc.†	121,602
9,400	Intel Corp.[x]	209,244
8,400	International Business Machines Corp.[x]	1,077,300

Schedule of Investments 21

Shares		Value

1,700	ITT Educational Services, Inc.†	$191,216
3,700	JOS A. Bank Clothiers, Inc.†	202,205
4,200	Kellogg Co.	224,406
8,300	Kimberly-Clark Corp.[x]	521,904
6,500	Loews Corp.	242,320
2,100	Lorillard, Inc.	158,004
4,900	Lubrizol Corp.[x]	449,428
4,500	Massey Energy Co.	235,305
900	Mastercard, Inc., Class A	228,600
7,200	McDonald’s Corp.[x]	480,384
5,000	Medicis Pharmaceutical Corp., Class A	125,800
10,400	Medtronic, Inc.[x]	468,312
14,900	Merck & Co., Inc.[x]	556,515
51,400	Microsoft Corp.[x]	1,504,478
9,200	Mylan, Inc.†	208,932
5,800	Newmont Mining Corp.[x]	295,394
3,700	Nike, Inc., Class Bx	271,950
8,100	Noble Corp.†,x	338,742
2,700	Northrop Grumman Corp.	177,039
2,200	Nucor Corp.	99,836
4,800	Occidental Petroleum Corp.[x]	405,792
5,000	ONEOK, Inc.	228,250
2,500	Parker Hannifin Corp.	161,850
11,100	Patterson Cos., Inc.	344,655
10,400	PepsiCo, Inc.[x]	688,064
26,800	Pfizer, Inc.[x]	459,620
4,800	PNC Financial Services Group, Inc.[x]	286,560
3,400	Potash Corp. of Saskatchewan, Inc.[x]	405,790
3,700	Procter & Gamble Co.	234,099
8,700	Prudential Financial, Inc.[x]	526,350
5,700	Quest Diagnostics, Inc.[x]	332,253
4,000	Reliance Steel & Aluminum Co.	196,920
1,600	Research In Motion, Ltd.†	118,320
5,300	Reynolds American, Inc.[x]	286,094
3,100	Sempra Energy	154,690
3,300	Siemens AG, ADR	329,901
5,400	Snap-on, Inc.[x]	234,036
3,400	StanCorp Financial Group, Inc.	161,942
5,800	Steel Dynamics, Inc.	101,326
5,000	Stryker Corp.[x]	286,100
6,900	Sun Life Financial, Inc.	221,697
14,500	Sysco Corp.[x]	427,750
6,400	Target Corp.[x]	336,640
6,500	Teva Pharmaceutical Industries Ltd., ADR[x]	410,020
11,700	The Allstate Corp.[x]	378,027
19,200	The Walt Disney Co.[x]	670,272
6,900	Time Warner Cable, Inc.[x]	367,839
8,400	Time Warner, Inc.	262,668
6,900	TJX Cos., Inc.[x]	293,388
4,200	Torchmark Corp.	224,742
6,600	Travelers Cos., Inc.[x]	356,004
16,800	U.S. Bancorp[x]	434,784
7,800	Union Pacific Corp.[x]	571,740
10,300	United Technologies Corp.[x]	758,183
3,700	UnitedHealth Group, Inc.†	120,879
6,300	Varian Medical Systems, Inc.†,x	348,579
4,200	Visa, Inc., Class Ax	382,326
9,400	Wal-Mart Stores, Inc.[x]	522,640
10,300	Wells Fargo & Co.[x]	320,536
4,800	Wisconsin Energy Corp.	237,168
2,400	WW Grainger, Inc.	259,488
7,900	Xcel Energy, Inc.	167,480

Total Common Stocks (Cost $33,209,551)		39,075,086

22 Schedule of Investments

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Put Option Purchased (0.0%)
S&P 500 Index, April 2010, $1,150.00	175	$14,437

Total Put Options Purchased (Cost $44,739)		14,437

Principal Amount		Value

Short-Term Investment (22.8%)
$8,866,761	Brown Brothers Harriman Time Deposit (USD), 0.03%, 04/01/10	$8,866,761

Total Short-Term Investments (Cost $8,866,761)		8,866,761
Total Investments 123.3% (Cost $42,121,051)		47,956,284
Liabilities Less Other Assets (23.3)%		(9,061,085)

Net Assets 100.0%		$38,895,199

The accompanying notes are an integral part of the financial statements.

x	Portion of security is pledged as collateral for call options written.

†	Non-income producing security.

ADR	American Depositary Receipt

Schedule of Investments 23

ICON Risk-Managed Equity Fund
Schedule of Written Call Options
March 31, 2010 (unaudited)

Underlying Security/
Expiration Date/
Exercise Price	Contracts	Value

Written Call Options (1.3)%
S&P 500 Index, April 2010, 1,165.00	100	$158,000
S&P 500 Index, April 2010, $1,170.00	100	129,000
S&P 500 Index, April 2010, $1,175.00	100	112,500
S&P 500 Index, April 2010, $1,180.00	95	81,700
S&P 500 Index, April 2010, $1,185.00	50	34,500

Total Options Written (Premiums Received $583,503)		$515,700

The accompanying notes are an integral part of the financial statements.

24 Schedule of Investments

ICON Risk-Managed Equity Fund
Sector Composition
March 31, 2010 (Unaudited)

Information Technology	17.6%
Health Care	17.2%
Leisure and Consumer Staples	13.4%
Financial	13.0%
Industrials	12.8%
Consumer Discretionary	10.2%
Energy	6.2%
Materials	5.8%
Telecommunication & Utilities	4.3%

100.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Equity Fund
Industry Composition
March 31, 2010 (Unaudited)

Computer Hardware	6.6%
Pharmaceuticals	5.7%
Integrated Oil & Gas	3.9%
Systems Software	3.9%
Aerospace & Defense	3.5%
Life & Health Insurance	3.4%
Industrial Conglomerates	3.4%
Packaged Foods & Meats	3.3%
Health Care Distributors	3.2%
Railroads	2.9%
Health Care Equipment	2.8%
Household Products	2.8%
Tobacco	2.7%
Diversified Banks	2.6%
Movies & Entertainment	2.4%
Data Processing & Outsourced Services	2.2%
Property & Casualty Insurance	2.2%
Health Care Services	2.2%
Biotechnology	2.2%
IT Consulting & Other Services	2.1%
Internet Software & Services	2.0%
Multi-Utilities	2.0%
Consumer Finance	1.9%
Soft Drinks	1.8%
Oil & Gas Drilling	1.7%
Restaurants	1.6%
Specialty Chemicals	1.5%
Multi-line Insurance	1.5%
Education Services	1.5%
Hypermarkets & Super Centers	1.4%
Gas Utilities	1.3%
Industrial Machinery	1.3%
General Merchandise Stores	1.3%
Apparel Retail	1.3%
Diversified Metals & Mining	1.2%
Food Distributors	1.1%
Gold	1.1%
Fertilizers & Agricultural Chemicals	1.0%
Steel	1.0%
Electrical Components & Equipment	1.0%
Cable & Satellite	1.0%
Other Industries (each less than 1%)	7.0%

100.5%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 25

Statements of Assets and Liabilities
March 31, 2010 (unaudited)

	ICON	ICON
	Bond Fund	Core Equity Fund
Assets
Investments, at cost	$162,513,659	$92,999,174

Investments, at value	169,508,198	107,006,312
Cash	3	5
Deposits for short sales	-	-
Receivables:
Fund shares sold	264,564	67,972
Investments sold	1,065,056	528,397
Interest	1,994,818	2
Dividends	-	193,783
Expense reimbursement by Adviser	48,028	-
Other assets	54,134	42,679

Total Assets	172,934,801	107,839,150

Liabilities
Options written, at value (premiums received $583,503)	-	-
Securities sold short, at value (proceeds of $14,595,525)	-	-
Payables:
Due to prime broker	-	-
Investments purchased	-	1,061,617
Fund shares redeemed	180,803	210,452
Dividends on short positions	-	-
Distributions due to shareholders	2,325	-
Advisory fees	87,902	67,378
Accrued distribution fees	38,816	42,087
Fund accounting fees	4,310	2,641
Transfer agent fees	18,523	26,772
Administration fees	7,078	4,316
Trustee fees	3,995	3,177
Accrued expenses	3,580	12,883

Total Liabilities	347,332	1,431,323

Net Assets - all share classes	$172,587,469	$106,407,827

Net Assets - Class I	$166,837,325	$72,820,806

Net Assets - Class C	$4,735,124	$31,145,749

Net Assets - Class Z	$1,015,020	$489,480

Net Assets - Class A	$-	$1,951,792

Net Assets Consist of
Paid-in capital	$162,935,604	$148,110,067
Accumulated undistributed net investment income/(loss)	(329,421)	199,898
Accumulated undistributed net realized gain/(loss) from investments, written options and securities sold short	2,986,747	(55,909,276)
Unrealized appreciation/(depreciation) on investments, written options and securities sold short	6,994,539	14,007,138

Net Assets	$172,587,469	$106,407,827

The accompanying notes are an integral part of the financial statements.

26 Financial Statements

		ICON
ICON	ICON	Risk-Managed
Equity Income Fund	Long/Short Fund	Equity Fund

$37,112,808	$34,419,321	$42,121,051

42,635,498	36,966,522	47,956,284
766,584	8,139	8,963
-	15,514,696	-

80,144	1,639	100,975
1,682,435	456,570	971,541
93,726	2,097	7
185,139	66,762	69,193
12,429	31,967	24,285
38,830	40,204	40,692

45,494,785	53,088,596	49,171,940

-	-	515,700

-	15,194,506	-

-	5,699,758	8,935,556
1,205,203	-	719,824
43,713	48,477	50,114
-	34,921	-
-	-	2,698
27,991	23,646	24,424
11,456	15,350	9,961
1,101	819	962
18,503	16,609	13,759
1,715	991	1,440
1,327	898	972
4,857	22,448	1,331

1,315,866	21,058,423	10,276,741

$44,178,919	$32,030,173	$38,895,199

$39,690,422	$16,662,574	$32,658,657

$3,404,355	$12,951,743	$2,750,798

$84,852	$142,713	$56,468

$999,290	$2,273,143	$3,429,276

$74,297,372	$94,564,467	$57,377,836

(311,859)	(207,378)	29,453

(35,329,284)	(64,275,136)	(24,415,126)

5,522,690	1,948,220	5,903,036

$44,178,919	$32,030,173	$38,895,199

Financial Statements 27

	ICON	ICON
	Bond Fund	Core Equity Fund
Shares outstanding (unlimited shares authorized, no par value)
Class I	15,844,036	7,547,493
Class C	448,796	3,490,334
Class Z	96,583	50,673
Class A	-	209,523
Net asset value (offering and redemption price per share)
Class I	$10.53	$9.65
Class C	$10.55	$8.92
Class Z	$10.51	$9.66
Class A	-	$9.32
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	-	$9.89

The accompanying notes are an integral part of the financial statements.

28 Financial Statements

		ICON
ICON	ICON	Risk-Managed
Equity Income Fund	Long/Short Fund	Equity Fund

3,603,060	1,379,624	2,929,577
313,543	1,121,619	260,787
7,719	11,784	4,978
91,383	189,490	308,850

$11.02	$12.08	$11.15
$10.86	$11.55	$10.55
$10.99	$12.11	$11.34
$10.94	$12.00	$11.10

$11.61	$12.73	$11.78

Financial Statements 29

Statements of Operations
For the period ended March 31, 2010 (unaudited)

		ICON
	ICON	Core Equity
	Bond Fund	Fund
Investment Income
Interest	$4,643,043	$425
Dividends	-	1,012,715
Income from securities lending, net	882	11,551
Foreign taxes withheld	-	(2,144)

Total Investment Income	4,643,925	1,022,547

Expenses
Advisory fees	515,318	384,775
Distribution fees:
Class I	207,739	85,270
Class C	19,374	158,057
Class A	-	2,476
Fund accounting fees	25,380	15,159
Transfer agent fees	49,782	68,263
Administration fees	42,190	25,201
Registration fees:
Class I	13,974	7,121
Class C	7,359	6,558
Class A	-	5,619
Insurance expense	13,193	7,028
Trustee fees and expenses	10,215	6,050
Interest expense	420	160
Other expenses	57,557	50,895
Dividends on Short positions	-	-

Total expenses before expense reimbursement	962,501	822,632
Expense reimbursement by Adviser due to expense limitation agreement	(90,198)	-

Net Expenses	872,303	822,632

Net Investment Income/(Loss)	3,771,622	199,915

Net realized gain/(loss) from investment transactions	3,068,586	11,995,566
Net realized gain/(loss) from written option transactions	-	-
Net realized gain/(loss) from securities sold short	-	-
Change in unrealized net appreciation/(depreciation) on investments	1,565,557	(4,387,578)
Change in unrealized net appreciation/(depreciation) on written options	-	-

Net Realized and Unrealized Gain/(Loss) on Investments	4,634,143	7,607,988

Net Increase/(Decrease) in Net Assets Resulting From Operations	$8,405,765	$7,807,903

The accompanying notes are an integral part of the financial statements.

30 Financial Statements

ICON	ICON	ICON
Equity Income	Long/Short	Risk-Managed
Fund	Fund	Equity Fund

$154,975	$61,212	$1,172
1,112,326	401,237	443,059
-	1,162	2,181
(10,626)	224	(640)

1,256,675	463,835	445,772

163,048	143,933	145,949

49,719	21,432	42,323
16,306	71,439	15,780
466	2,863	2,313
6,425	5,004	5,752
40,852	41,141	36,131
10,679	8,318	9,560

8,403	9,420	9,386
6,058	6,326	6,187
5,461	5,507	5,491
4,059	4,239	3,561
2,394	1,757	2,143
142	70,185	24,570
36,086	54,674	42,880
-	84,568	-

350,098	530,806	352,026

(22,588)	(59,143)	(34,244)

327,510	471,663	317,782

929,165	(7,828)	127,990

7,346,321	773,318	(930,888)
-	-	4,471,943
-	1,783,961	-

(3,972,140)	(1,132,221)	(942,770)

-	-	11,028

3,374,181	1,425,058	2,609,313

$4,303,346	$1,417,230	$2,737,303

Financial Statements 31

Statements of Changes in Net Assets

	ICON Bond Fund		ICON Core Equity Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2010 (unaudited)	2009	2010 (unaudited)	2009
Operations
Net investment income/(loss)	$3,771,622	$5,438,595	$199,915	$816,652
Net realized gain/(loss) on investment transactions, written options and securities sold short	3,068,586	1,554,731	11,995,566	(53,156,403)
Change in net unrealized appreciation/(depreciation) on investments, written options and securities sold short	1,565,557	11,782,343	(4,387,578)	23,270,077

Net increase/(decrease) in net assets resulting from operations	8,405,765	18,775,669	7,807,903	(29,069,674)

Dividends and Distributions to Shareholders
Net investment income
Class I	(3,661,581)	(5,269,023)	(1,206,894)	-
Class C	(86,649)	(146,269)	(306,237)	-
Class Z	(23,807)	(19,370)	(12,403)	-
Class A	-	-	(17,821)	-
Net realized gains
Class I	(558,064)	-	-	-
Class C	(15,108)	-	-	-
Class Z	(3,365)	-	-	-
Class A	-	-	-	-

Net decrease from dividends and distributions	(4,348,574)	(5,434,662)	(1,543,355)	-

Fund Share Transactions
Shares sold
Class I	18,356,351	110,025,884	14,244,881	34,414,296
Class C	571,547	3,715,970	915,144	3,488,160
Class Z	12,853	1,024,697	47,877	568,499
Class A	-	-	137,550	1,065,854
Reinvested dividends and distributions
Class I	3,031,797	5,195,686	1,185,449	-
Class C	71,630	141,136	292,854	-
Class Z	379	593	6,842	-
Class A	-	-	15,412	-
Shares repurchased
Class I	(24,621,100)	(62,932,616)	(9,656,200)	(32,263,347)
Class C	(456,229)	(2,543,325)	(5,171,245)	(13,186,346)
Class Z	(109,848)	(14,142)	(482,660)	(530,397)
Class A	-	-	(299,273)	(649,988)

Net Increase/(decrease) from fund share transactions	(3,142,620)	54,613,883	1,236,631	(7,093,269)

Total net increase/(decrease) in net assets	914,571	67,954,890	7,501,179	(36,162,943)
Net Assets
Beginning of period	171,672,898	103,718,008	98,906,648	135,069,591

End of period	$172,587,469	$171,672,898	$106,407,827	$98,906,648

32 Financial Statements

ICON Equity Income Fund		ICON Long/Short Fund		ICON Risk-Managed Equity Fund
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2010 (unaudited)	2009	2010 (unaudited)	2009	2010 (unaudited)	2009

$929,165	$2,620,014	$(7,828)	$648,416	$127,990	$806,738

7,346,321	(32,693,378)	2,557,279	(35,128,986)	3,541,055	(19,891,160)

(3,972,140)	9,486,473	(1,132,221)	9,908,366	(931,742)	9,167,171

4,303,346	(20,586,891)	1,417,230	(24,572,204)	2,737,303	(9,917,251)

(1,149,369)	(2,442,168)	(226,189)	(1,205,084)	(91,727)	(748,790)
(88,436)	(123,710)	(108,323)	(359,390)	-	(37,849)
(2,098)	(2,966)	(2,537)	(4,344)	(228)	(2,338)
(9,086)	(17,663)	(33,034)	(80,999)	(12,851)	(14,552)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

(1,248,989)	(2,586,507)	(370,083)	(1,649,817)	(104,806)	(803,529)

1,977,563	17,031,691	6,435,340	3,640,010	1,959,712	14,905,319
257,500	1,003,478	440,557	783,734	305,392	1,277,270
12,135	4,455	28,275	26,476	11,370	57,628
741,522	477,212	359,655	293,068	2,015,347	1,280,397

1,126,905	2,330,556	207,416	1,110,666	-	737,233
81,957	113,379	99,955	331,307	-	33,619
2,098	2,966	2,472	4,257	-	2,338
7,269	16,732	28,090	69,277	-	12,100

(7,841,059)	(53,677,014)	(5,668,206)	(62,354,601)	(9,078,072)	(50,438,637)
(501,269)	(1,647,586)	(3,175,562)	(8,349,905)	(955,068)	(1,977,570)
(6)	(11,436)	(19,890)	(351,623)	(31,184)	(325,048)
(13,403)	(521,267)	(575,894)	(1,949,938)	(211,778)	(687,665)

(4,148,788)	(34,876,834)	(1,837,792)	(66,747,272)	(5,984,281)	(35,123,016)

(1,094,431)	(58,050,232)	(790,645)	(92,969,293)	(3,351,784)	(45,843,796)

45,273,350	103,323,582	32,820,818	125,790,111	42,246,983	88,090,779

$44,178,919	$45,273,350	$32,030,173	$32,820,818	$38,895,199	$42,246,983

Financial Statements 33

Statements of Changes in Net Assets (continued)

	ICON Bond Fund		ICON Core Equity Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2010 (unaudited)	2009	2010 (unaudited)	2009
Transactions in Fund Shares
Shares sold
Class I	1,760,140	11,482,901	1,524,794	4,484,288
Class C	54,724	394,493	106,930	493,140
Class Z	1,230	106,530	5,178	69,039
Class A	-	-	15,360	141,844
Reinvested dividends and distributions
Class I	291,061	534,012	128,576	-
Class C	6,863	14,570	34,208	-
Class Z	37	60	740	-
Class A	-	-	1,726	-
Shares repurchased
Class I	(2,363,477)	(6,559,440)	(1,043,383)	(4,364,896)
Class C	(43,768)	(266,193)	(603,621)	(1,833,735)
Class Z	(10,609)	(1,498)	(52,958)	(79,984)
Class A	-	-	(32,988)	(88,346)

Net increase/(decrease)	(303,799)	5,705,435	84,562	(1,178,650)

Shares outstanding, beginning of period	16,693,214	10,987,779	11,213,461	12,392,111

Share outstanding, end of period	16,389,415	16,693,214	11,298,023	11,213,461

Accumulated undistributed net investment income/(loss)	$(329,421)	$(329,006)	$199,898	$1,543,338

The accompanying notes are an integral part of the financial statements.

34 Financial Statements

ICON Equity Income Fund		ICON Long/Short Fund		ICON Risk-Managed Equity Fund
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2010 (unaudited)	2009	2010 (unaudited)	2009	2010 (unaudited)	2009

186,241	2,000,622	531,350	340,946	181,770	1,569,658
24,511	129,891	38,343	78,797	29,988	145,207
1,108	480	2,319	2,545	1,036	5,713
68,732	54,286	30,154	28,761	184,074	137,816

107,735	259,726	17,015	109,323	-	81,150
7,934	12,741	8,557	33,955	-	4,017
201	331	203	418	-	243
700	1,909	2,320	6,852	-	1,363

(738,230)	(6,514,734)	(465,900)	(5,931,965)	(846,397)	(5,380,747)
(48,470)	(193,327)	(273,632)	(831,324)	(93,101)	(217,823)
-	(1,218)	(1,621)	(31,165)	(2,874)	(35,997)
(1,283)	(56,756)	(47,829)	(185,853)	(19,664)	(71,413)

(390,821)	(4,306,049)	(158,721)	(6,378,710)	(565,168)	(3,760,813)

4,406,526	8,712,575	2,861,238	9,239,948	4,069,360	7,830,173

4,015,705	4,406,526	2,702,517	2,861,238	3,504,192	4,069,360

$(311,859)	$7,965	$(207,378)	$170,533	$29,453	$6,269

Financial Statements 35

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Bond Fund
Class I
Period Ended March 31, 2010	$10.28	0.23	0.28	0.51	(0.22)	(0.04)
Year Ended September 30, 2009	$9.44	0.40	0.84	1.24	(0.40)	-
Year Ended September 30, 2008	$10.02	0.42	(0.55)	(0.13)	(0.45)	-
Year Ended September 30, 2007	$10.00	0.44	0.03	0.47	(0.45)	-
Year Ended September 30, 2006	$10.16	0.42	(0.15)	0.27	(0.42)	(0.01)
Year Ended September 30, 2005	$10.52	0.40	(0.29)	0.11	(0.41)	(0.06)
Class C
Period Ended March 31, 2010	$10.30	0.20	0.28	0.48	(0.19)	(0.04)
Year Ended September 30, 2009	$9.46	0.34	0.84	1.18	(0.34)	-
Year Ended September 30, 2008	$10.05	0.35	(0.55)	(0.20)	(0.39)	-
Year Ended September 30, 2007	$10.02	0.38	0.04	0.42	(0.39)	-
Year Ended September 30, 2006	$10.18	0.36	(0.15)	0.21	(0.36)	(0.01)
Year Ended September 30, 2005	$10.54	0.33	(0.28)	0.05	(0.35)	(0.06)
Class Z
Period Ended March 31, 2010	$10.26	0.24	0.29	0.53	(0.24)	(0.04)
Year Ended September 30, 2009	$9.42	0.45	0.81	1.26	(0.42)	-
Year Ended September 30, 2008	$10.02	0.44	(0.57)	(0.13)	(0.47)	-
Year Ended September 30, 2007	$10.00	0.46	0.03	0.49	(0.47)	-
Year Ended September 30, 2006	$10.15	0.45	(0.15)	0.30	(0.44)	(0.01)
Year Ended September 30, 2005	$10.51	0.42	(0.28)	0.14	(0.44)	(0.06)

The accompanying notes are an integral part of the financial statements

36 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(a)			net assets(a)
				Before	After		Before	After
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(b)

(0.26)	$10.53	5.05%	$166,837	1.09%	1.00%	(c)	4.32%	4.41%	35.67%
(0.40)	$10.28	13.50%	$166,145	1.09%	1.00%	(c)	4.08%	4.17%	73.71%
(0.45)	$9.44	(1.48)%	$100,985	1.08%	1.00%	(c)	4.06%	4.14%	73.47%
(0.45)	$10.02	4.80%	$123,102	1.09%	1.00%	(c)	4.34%	4.42%	34.40%
(0.43)	$10.00	2.72%	$90,324	1.11%	1.01%	(c)	4.14%	4.24%	66.82%
(0.47)	$10.16	1.05%	$82,415	1.18%	1.10%		3.72%	3.80%	76.28%

(0.23)	$10.55	4.73%	$4,735	2.23%	1.60%	(c)	3.17%	3.80%	35.67%
(0.34)	$10.30	12.80%	$4,441	2.40%	1.60%	(c)	2.75%	3.55%	73.71%
(0.39)	$9.46	(2.16)%	$2,725	2.42%	1.60%	(c)	2.71%	3.53%	73.47%
(0.39)	$10.05	4.27%	$1,491	3.15%	1.60%	(c)	2.28%	3.82%	34.40%
(0.37)	$10.02	2.09%	$968	3.08%	1.61%	(c)	2.17%	3.64%	66.82%
(0.41)	$10.18	0.47%	$988	3.42%	1.69%		1.46%	3.19%	76.28%

(0.28)	$10.51	5.18%	$1,015	1.33%	0.75%	(c)	4.07%	4.65%	35.67%
(0.42)	$10.26	13.79%	$1,087	1.91%	0.75%	(c)	3.34%	4.50%	73.71%
(0.47)	$9.42	(1.43)%	$8	186.00%	0.75%	(c)	(180.79)%	4.46%	73.47%
(0.47)	$10.02	5.02%	$11	31.60%	0.75%	(c)	(26.18)%	4.67%	34.40%
(0.45)	$10.00	3.06%	$4	25.40%	0.76%	(c)	(20.18)%	4.47%	66.82%
(0.50)	$10.15	1.30%	$5	74.28%	0.84%		(69.41)%	4.03%	76.28%

Financial Highlights 37

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Core Equity Fund
Class I
Period Ended March 31, 2010	$9.08	0.03	0.70	0.73	(0.16)	-
Year Ended September 30, 2009	$11.24	0.10	(2.26)	(2.16)	-	-
Year Ended September 30, 2008	$16.59	0.09	(4.07)	(3.98)	-	(1.37)
Year Ended September 30, 2007	$15.22	0.02	2.46	2.48	-	(1.11)
Year Ended September 30, 2006	$15.14	(0.02)	0.67	0.65	-	(0.57)
Year Ended September 30, 2005	$12.78	(0.05)	2.41	2.36	-	-
Class C
Period Ended March 31, 2010	$8.37	(0.01)	0.64	0.63	(0.08)	-
Year Ended September 30, 2009	$10.46	0.03	(2.12)	(2.09)	-	-
Year Ended September 30, 2008	$15.66	(0.01)	(3.82)	(3.83)	-	(1.37)
Year Ended September 30, 2007	$14.52	(0.10)	2.35	2.25	-	(1.11)
Year Ended September 30, 2006	$14.58	(0.14)	0.65	0.51	-	(0.57)
Year Ended September 30, 2005	$12.41	(0.15)	2.32	2.17	-	-
Class Z
Period Ended March 31, 2010	$9.07	0.02	0.70	0.72	(0.13)	-
Year Ended September 30, 2009	$11.24	0.10	(2.27)	(2.17)	-	-
Year Ended September 30, 2008	$16.62	0.09	(4.10)	(4.01)	-	(1.37)
Year Ended September 30, 2007	$15.23	0.03	2.47	2.50	-	(1.11)
Year Ended September 30, 2006	$15.12	0.02	0.66	0.68	-	(0.57)
Year Ended September 30, 2005	$12.79	(0.14)	2.47	2.33	-	-
Class A
Period Ended March 31, 2010	$9.08	(0.01)	0.33	0.32	(0.08)	-
Year Ended September 30, 2009	$10.92	0.01	(2.20)	(2.19)	-	-
Year Ended September 30, 2008	$16.32	(0.01)	(4.02)	(4.03)	-	(1.37)
Year Ended September 30, 2007	$15.09	(0.06)	2.40	2.34	-	(1.11)
May 31, 2006 (inception) to September 30, 2006	$15.80	(0.27)	(0.44)	(0.71)	-	-

The accompanying notes are an integral part of the financial statements

38 Financial Highlights

						Ratio of net investment
				Ratio of expenses		income/(loss) to average
				to average net assets		net assets
				Before	After	Before	After
				expense	expense	expense	expense
distributions				limitation/	limitation/	limitation/	limitation/
Total			Net assets,	recoupment	recoupment	recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer	and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit	credit	credit	rate

(0.16)	$9.65	8.08%	$72,821	1.31%	1.31%	0.69%	0.69%	71.78%
-	$9.08	(19.22)%	$62,963	1.37%	1.37%	1.23%	1.23%	208.48%
(1.37)	$11.24	(25.99)%	$76,606	1.27%	1.27%	0.67%	0.67%	173.81%
(1.11)	$16.59	17.05%	$88,246	1.24%	1.23%	0.12%	0.13%	116.81%
(0.57)	$15.22	4.35%	$104,966	1.23%	1.23%	(0.13)%	(0.13)%	148.67%
-	$15.14	18.47%	$93,780	1.27%	N/A	(0.33)%	N/A	136.82%

(0.08)	$8.92	7.60%	$31,146	2.20%	2.20%	(0.22)%	(0.22)%	71.78%
-	$8.37	(19.98)%	$33,089	2.25%	2.25%	0.44%	0.44%	208.48%
(1.37)	$10.46	(26.61)%	$55,364	2.05%	2.05%	(0.09)%	(0.09)%	173.81%
(1.11)	$15.66	16.25%	$92,350	2.02%	2.02%	(0.68)%	(0.67)%	116.81%
(0.57)	$14.52	3.54%	$95,842	2.03%	2.02%	(0.91)%	(0.91)%	148.67%
-	$14.58	17.49%	$78,145	2.04%	N/A	(1.10)%	N/A	136.82%

(0.13)	$9.66	8.03%	$489	1.58%	1.58%	0.40%	0.40%	71.78%
-	$9.07	(19.31)%	$887	1.45%	1.45%	1.27%	1.27%	208.48%
(1.37)	$11.24	(26.11)%	$1,222	1.34%	1.34%	0.65%	0.65%	173.81%
(1.11)	$16.62	17.18%	$1,320	1.18%	1.18%	0.17%	0.17%	116.81%
(0.57)	$15.23	4.57%	$1,291	0.99%	0.98%	0.12%	0.12%	148.67%
-	$15.12	18.22%	$1,165	1.76%	N/A	(0.94)%	N/A	136.82%

(0.08)	$9.32	7.74%	$1,952	2.17%	2.17%	(0.18)%	(0.18)%	71.78%
-	$8.73	(20.05)%	$1,969	2.43%	2.43%	0.11%	0.11%	208.48%
(1.37)	$10.92	(26.76)%	$1,878	2.09%	2.09%	(0.08)%	(0.08)%	173.81%
(1.11)	$16.32	16.25%	$1,390	1.66%	1.65%	(0.42)%	(0.41)%	116.81%

-	$15.09	(4.49)%	$128	7.44%	7.43%	(5.45)%	(5.44)%	148.67%

Financial Highlights 39

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Equity Income Fund
Class I
Period Ended March 31, 2010	$10.28	0.23	0.82	1.05	(0.31)	-
Year Ended September 30, 2009	$11.87	0.40	(1.59)	(1.19)	(0.40)	-
Year Ended September 30, 2008	$16.48	0.34	(3.00)	(2.66)	(0.31)	(1.64)
Year Ended September 30, 2007	$14.94	0.29	2.26	2.55	(0.34)	(0.67)
Year Ended September 30, 2006	$15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	$14.33	0.27	1.54	1.81	(0.27)	(0.08)
Class C
Period Ended March 31, 2010	$10.16	0.19	0.80	0.99	(0.29)	-
Year Ended September 30, 2009	$11.73	0.32	(1.56)	(1.24)	(0.33)	-
Year Ended September 30, 2008	$16.33	0.21	(2.97)	(2.76)	(0.20)	(1.64)
Year Ended September 30, 2007	$14.85	0.14	2.23	2.37	(0.22)	(0.67)
Year Ended September 30, 2006	$15.71	0.15	0.29	0.44	(0.21)	(1.09)
Year Ended September 30, 2005	$14.27	0.13	1.54	1.67	(0.15)	(0.08)
Class Z
Period Ended March 31, 2010	$10.26	0.24	0.81	1.05	(0.32)	-
Year Ended September 30, 2009	$11.84	0.41	(1.57)	(1.16)	(0.42)	-
Year Ended September 30, 2008	$16.46	0.38	(3.04)	(2.66)	(0.32)	(1.64)
Year Ended September 30, 2007	$14.94	0.30	2.26	2.56	(0.37)	(0.67)
Year Ended September 30, 2006	$15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	$14.33	0.28	1.55	1.83	(0.29)	(0.08)
Class A
Period Ended March 31, 2010	$10.21	0.24	0.80	1.04	(0.31)	-
Year Ended September 30, 2009	$11.80	0.38	(1.57)	(1.19)	(0.40)	-
Year Ended September 30, 2008	$16.40	0.31	(2.99)	(2.68)	(0.28)	(1.64)
Year Ended September 30, 2007	$14.92	0.27	2.22	2.49	(0.34)	(0.67)
May 31, 2006 (inception) to September 30, 2006	$15.04	0.08	(0.01)	0.07	(0.19)	-

The accompanying notes are an integral part of the financial statements

40 Financial Highlights

								Ratio of net investment
				Ratio of expenses				income/(loss) to average
				to average net assets(a)				net assets(a)
				Before		After		Before	After
				expense		expense		expense	expense
distributions				limitation/		limitation/		limitation/	limitation/
Total			Net assets,	recoupment		recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer		and transfer		and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings		agent earnings		agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit		credit		credit	credit	rate(b)

(0.31)	$11.02	10.41%	$39,690	1.47%		1.45%	(c)	4.30%	4.32%	63.50%
(0.40)	$10.28	(9.48)%	$41,623	1.40%		1.40%	(c)	4.58%	4.58%	148.56%
(1.95)	$11.87	(17.76)%	$98,501	1.23%	(f)	1.23%	(c)	2.48%	2.48%	132.93%
(1.01)	$16.48	17.67%	$124,668	1.23%	(g)	1.22%	(c)	1.86%	1.86%	121.30%
(1.44)	$14.94	4.02%	$133,835	1.23%		1.23%	(c)	1.96%	1.96%	162.84%
(0.35)	$15.79	12.71%	$129,681	1.27%		1.27%		1.79%	1.79%	143.82%

(0.29)	$10.86	9.91%	$3,404	2.73%		2.20%	(c)	3.05%	3.58%	63.50%
(0.33)	$10.16	(10.12)%	$3,348	2.69%		2.21%	(c)	3.21%	3.69%	148.56%
(1.84)	$11.73	(18.60)%	$4,461	2.34%	(f)	2.20%	(c)	1.40%	1.54%	132.93%
(0.89)	$16.33	16.45%	$5,331	2.33%	(g)	2.21%	(c)	0.75%	0.87%	121.30%
(1.30)	$14.85	3.03%	$4,753	2.29%		2.20%	(c)	0.91%	1.00%	162.84%
(0.23)	$15.71	11.71%	$3,861	2.53%		2.20%		0.53%	0.86%	143.82%

(0.32)	$10.99	10.39%	$85	8.30%		1.20%	(c)	(2.49)%	4.61%	63.50%
(0.42)	$10.26	(9.20)%	$66	8.73%		1.21%	(c)	(2.83)%	4.69%	148.56%
(1.96)	$11.84	(17.81)%	$81	11.18%	(f)	1.20%	(c)	(7.14)%	2.84%	132.93%
(1.04)	$16.46	17.74%	$40	11.08%	(g)	1.21%	(c)	(7.96)%	1.92%	121.30%
(1.44)	$14.94	4.04%	$24	4.36%		1.20%	(c)	(1.20)%	1.96%	162.84%
(0.37)	$15.79	12.89%	$23	9.37%		1.20%		(6.31)%	1.86%	143.82%

(0.31)	$10.94	10.38%	$999	5.81%		1.46%	(c)	0.18%	4.53%	63.50%
(0.40)	$10.21	(9.53)%	$237	5.68%		1.46%	(c)	0.26%	4.48%	148.56%
(1.92)	$11.80	(17.98)%	$281	5.40%	(f)	1.44%	(c)	(1.67)%	2.29%	132.93%
(1.01)	$16.40	17.29%	$322	3.77%	(g)	1.45%	(c)	(0.60)%	1.73%	121.30%

(0.19)	$14.92	0.46%	$19	38.36%		1.44%	(c)	(35.18)%	1.74%	162.84%

Financial Highlights 41

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Long/Short Fund(e)
Class I
Period Ended March 31, 2010	$11.73	0.02	0.49	0.51	(0.16)	-
Year Ended September 30, 2009	$13.76	0.16	(1.91)	(1.75)	(0.28)	-
Year Ended September 30, 2008	$19.26	0.13	(4.86)	(4.73)	(0.03)	(0.74)
Year Ended September 30, 2007	$17.19	0.07	2.47	2.54	(0.04)	(0.43)
Year Ended September 30, 2006	$15.99	0.03	1.17	1.20	-	-
Year Ended September 30, 2005	$13.92	(0.08)	2.65	2.57	-	(0.50)
Class C
Period Ended March 31, 2010	$11.19	(0.03)	0.48	0.45	(0.09)	-
Year Ended September 30, 2009	$13.13	0.06	(1.81)	(1.75)	(0.19)	-
Year Ended September 30, 2008	$18.54	-	(4.67)	(4.67)	-	(0.74)
Year Ended September 30, 2007	$16.67	(0.08)	2.38	2.30	-	(0.43)
Year Ended September 30, 2006	$15.63	(0.13)	1.17	1.04	-	-
Year Ended September 30, 2005	$13.73	(0.19)	2.59	2.40	-	(0.50)
Class Z
Period Ended March 31, 2010	$11.80	0.03	0.50	0.53	(0.22)	-
Year Ended September 30, 2009	$13.81	0.17	(1.89)	(1.72)	(0.29)	-
Year Ended September 30, 2008	$19.30	0.18	(4.93)	(4.75)	-	(0.74)
Year Ended September 30, 2007	$17.29	0.10	2.41	2.51	(0.07)	(0.43)
Year Ended September 30, 2006	$16.05	0.11	1.13	1.24	-	-
Year Ended September 30, 2005	$13.94	(0.05)	2.66	2.61	-	(0.50)
Class A
Period Ended March 31, 2010	$11.67	0.02	0.49	0.51	(0.18)	-
Year Ended September 30, 2009	$13.69	0.14	(1.88)	(1.74)	(0.28)	-
Year Ended September 30, 2008	$19.20	0.10	(4.85)	(4.75)	(0.02)	(0.74)
Year Ended September 30, 2007	$17.18	0.05	2.46	2.51	(0.06)	(0.43)
May 31, 2006 (inception) to September 30, 2006	$17.52	0.05	(0.39)	(0.34)	-	-

The accompanying notes are an integral part of the financial statements

42 Financial Highlights

								Ratio of net investment
				Ratio of expenses				income/(loss) to average
				to average net assets				net assets
				Before		After		Before		After
				expense		expense		expense		expense
distributions				limitation/		limitation/		limitation/		limitation/
Total			Net assets,	recoupment		recoupment		recoupment		recoupment
dividends	Net asset		end of	and transfer		and transfer		and transfer		and transfer	Portfolio
and	value, end	Total	period (in	agent earnings		agent earnings		agent earnings		agent earnings	turnover
distributions	of period	return*	thousands)	credit		credit		credit		credit	rate

(0.16)	$12.08	4.31%	$16,663	2.80%		2.48%	(c)	(0.06)%		0.26%	87.78%
(0.28)	$11.73	(12.40)%	$15,209	2.03%		1.97%	(c)	1.44%		1.50%	131.79%
(0.77)	$13.76	(25.43)%	$93,243	1.47%		1.47%	(c)	0.78%		0.78%	174.59%
(0.47)	$19.26	15.05%	$238,943	1.46%		1.46%	(c)	0.39%		0.39%	105.00%
-	$17.19	7.50%	$168,522	1.45%	(d)	1.45%	(c)	0.18	%(d)	0.18%	94.62%
(0.50)	$15.99	18.69%	$53,158	1.58%		1.58%		(0.53)%		(0.53)%	112.06%

(0.09)	$11.55	3.99%	$12,952	3.48%		3.21%	(c)	(0.74)%		(0.47)%	87.78%
(0.19)	$11.19	(13.10)%	$15,093	2.95%		2.81%	(c)	0.44%		0.58%	131.79%
(0.74)	$13.13	(26.09)%	$27,148	2.31%		2.31%	(c)	(0.01)%		(0.01)%	174.59%
(0.43)	$18.54	14.05%	$43,986	2.33%		2.32%	(c)	(0.48)%		(0.47)%	105.00%
-	$16.67	6.65%	$26,763	2.30%	(d)	2.30%	(c)	(0.78	)%(d)	(0.78)%	94.62%
(0.50)	$15.63	17.68%	$13,925	2.37%		2.32%		(1.35)%		(1.31)%	112.06%

(0.22)	$12.11	4.45%	$143	5.79%		2.18%	(c)	(3.07)%		0.54%	87.78%
(0.29)	$11.80	(12.10)%	$128	4.40%		1.73%	(c)	(1.12)%		1.55%	131.79%
(0.74)	$13.81	(25.45)%	$540	2.37%		1.44%	(c)	0.16%		1.09%	174.59%
(0.50)	$19.30	14.81%	$447	1.25%		1.25%	(c)	0.55%		0.55%	105.00%
-	$17.29	7.73%	$3,306	1.17%	(d)	1.17%	(c)	0.61	%(d)	0.61%	94.62%
(0.50)	$16.05	18.96%	$140	3.07%		1.33%		(2.07)%		(0.33)%	112.06%

(0.18)	$12.00	4.34%	$2,273	3.28%		2.47%	(c)	(0.55)%		0.26%	87.78%
(0.28)	$11.67	(12.39)%	$2,390	2.64%		2.06%	(c)	0.76%		1.34%	131.79%
(0.76)	$13.69	(25.61)%	$4,859	1.72%		1.72%	(c)	0.63%		0.63%	174.59%
(0.49)	$19.20	14.94%	$6,481	1.68%		1.67%	(c)	0.27%		0.26%	105.00%

-	$17.18	(1.94)%	$821	2.51%		1.54%	(c)	(0.01)%		0.96%	94.62%

Financial Highlights 43

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Risk-Managed Equity Fund
Class I
Period Ended March 31, 2010	$10.43	0.04	0.71	0.75	(0.03)	-
Year Ended September 30, 2009	$11.28	0.15	(0.85)	(0.70)	(0.15)	-
Year Ended September 30, 2008	$13.18	0.12	(1.39)	(1.27)	(0.10)	(0.53)
Year Ended September 30, 2007	$13.80	(0.02)	1.64	1.62	(0.01)	(2.23)
Year Ended September 30, 2006	$13.88	(0.01)	0.05	0.04	-	(0.12)
Year Ended September 30, 2005	$13.25	(0.06)	1.26	1.20	-	(0.57)
Class C
Period Ended March 31, 2010	$9.88	-	0.67	0.67	-	-
Year Ended September 30, 2009	$10.72	0.05	(0.79)	(0.74)	(0.10)	-
Year Ended September 30, 2008	$12.61	0.01	(1.32)	(1.31)	(0.05)	(0.53)
Year Ended September 30, 2007	$13.39	(0.11)	1.56	1.45	-	(2.23)
Year Ended September 30, 2006	$13.56	(0.11)	0.06	(0.05)	-	(0.12)
Year Ended September 30, 2005	$13.06	(0.16)	1.23	1.07	-	(0.57)
Class Z
Period Ended March 31, 2010	$10.61	0.05	0.73	0.78	(0.05)	-
Year Ended September 30, 2009	$11.46	0.22	(0.91)	(0.69)	(0.16)	-
Year Ended September 30, 2008	$13.37	0.15	(1.43)	(1.28)	(0.10)	(0.53)
Year Ended September 30, 2007	$13.94	0.01	1.65	1.66	-	(2.23)
Year Ended September 30, 2006	$13.94	0.02	0.10	0.12	-	(0.12)
Year Ended September 30, 2005	$13.29	(0.03)	1.25	1.22	-	(0.57)
Class A
Period Ended March 31, 2010	$10.39	0.04	0.71	0.75	(0.04)	-
Year Ended September 30, 2009	$11.25	0.09	(0.80)	(0.71)	(0.15)	-
Year Ended September 30, 2008	$13.15	0.10	(1.38)	(1.28)	(0.09)	(0.53)
Year Ended September 30, 2007	$13.80	(0.03)	1.65	1.62	(0.04)	(2.23)
May 31, 2006 (inception) to September 30, 2006	$13.73	0.03	0.04	0.07	-	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Prior disclosures were reclassified to be consistent with current presentation.
(e)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.55% for Class I, 2.30% for Class C, 1.25% for Class Z and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(f)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including expenses that were paid on behalf of the Fund by a third party related to a tax matter were 1.43%, 2.54%, 11.38% and 5.60% for Class I, C, Z and A, respectively.

(g)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including a potential Internal Revenue Code section 860 deficiency dividend expense were 1.81%, 2.91%, 11.66% and 4.35% for Class I, C, Z and A, respectively.

The accompanying notes are an integral part of the financial statements

44 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(a)			net assets(a)
				Before	After		Before	After
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(b)

(0.03)	$11.15	7.20%	$32,659	1.66%	1.57%	(c)	0.63%	0.72%	55.02%
(0.15)	$10.43	(5.98)%	$37,475	1.44%	1.44%	(c)	1.62%	1.62%	194.31%
(0.63)	$11.28	(10.04)%	$82,599	1.30%	1.30%	(c)	0.93%	0.93%	184.47%
(2.24)	$13.18	12.51%	$77,195	1.50%	1.50%	(c)	(0.11)%	(0.11)%	150.42%
(0.12)	$13.80	0.30%	$60,321	1.47%	1.47%	(c)	(0.04)%	(0.04)%	159.55%
(0.57)	$13.88	9.21%	$54,347	1.54%	1.45%		(0.57)%	(0.48)%	159.35%

-	$10.55	6.78%	$2,751	2.92%	2.32%	(c)	(0.62)%	(0.02)%	55.02%
(0.10)	$9.88	(6.69)%	$3,199	2.72%	2.24%	(c)	0.06%	0.54%	194.31%
(0.58)	$10.72	(10.85)%	$4,207	2.52%	2.21%	(c)	(0.24)%	0.07%	184.47%
(2.23)	$12.61	11.53%	$2,291	2.76%	2.25%	(c)	(1.34)%	(0.83)%	150.42%
(0.12)	$13.39	(0.36)%	$2,842	2.61%	2.23%	(c)	(1.23)%	(0.85)%	159.55%
(0.57)	$13.56	8.31%	$3,652	2.80%	2.20%		(1.80)%	(1.20)%	159.35%

(0.05)	$11.34	7.41%	$56	10.24%	1.33%	(c)	(8.00)%	0.91%	55.02%
(0.16)	$10.61	(5.79)%	$72	3.55%	1.24%	(c)	(0.10)%	2.21%	194.31%
(0.63)	$11.46	(9.99)%	$422	4.39%	1.21%	(c)	(1.98)%	1.20%	184.47%
(2.23)	$13.37	12.67%	$37	17.99%	1.25%	(c)	(16.64)%	0.10%	150.42%
(0.12)	$13.94	0.88%	$5	3.52%	1.22%	(c)	(2.14)%	0.15%	159.55%
(0.57)	$13.94	9.42%	$3	53.94%	1.20%		(52.97)%	(0.23)%	159.35%

(0.04)	$11.10	7.24%	$3,429	2.43%	1.58%	(c)	(0.16)%	0.69%	55.02%
(0.15)	$10.39	(6.05)%	$1,501	2.87%	1.49%	(c)	(0.43)%	0.95%	194.31%
(0.62)	$11.25	(10.18)%	$863	3.75%	1.46%	(c)	(1.44)%	0.85%	184.47%
(2.27)	$13.15	12.51%	$294	7.12%	1.49%	(c)	(5.85)%	(0.22)%	150.42%

-	$13.80	0.51%	$15	42.18%	1.47%		(40.01)%	0.69%	159.55%

Financial Highlights 45

Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”) (formerly ICON Income Opportunity Fund) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers four classes of shares: Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares: Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Equity Fund is modest capital appreciation and to maximize realized gains.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss

46 Notes to Financial Statements

occurs when the value of a security sold short increases. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open,

Notes to Financial Statements 47

Notes to Financial Statements (unaudited) (continued)

except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

48 Notes to Financial Statements

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in certain foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2010:

	Level 1		Level 2
		Liabilities in
		Securities
		Sold Short
	Investments	and Written	Investments
Fund Name	in Securities	Options	in Securities

ICON Bond Fund
Corporate Bonds	$-	$-	$162,484,193
Short-Term Investments	-	-	5,577,430
U.S. Government and U.S. Government Agency Bonds	-	-	895,950
Foreign Government Bonds	-	-	550,625

Total	$-	$-	$169,508,198

ICON Core Equity Fund
Common Stock	$98,630,187	$-	$-
Short-Term Investments	-	-	8,376,125

Total	$98,630,187	$-	$8,376,125

Notes to Financial Statements 49

Notes to Financial Statements (unaudited) (continued)

	Level 1		Level 2
		Liabilities in
		Securities
		Sold Short
	Investments	and Written	Investments
Fund Name	in Securities	Options	in Securities

ICON Equity Income Fund
Common Stock	$31,490,590	$-	$-
Exchange Traded Funds	875,098	-	-
Corporate Bonds	-	-	3,325,865
U.S. Government Bonds	-	-	4,260,290
Preferred Stock	792,059	-	397,512
Call Options Purchased	393,020	-	-
Short-Term Investments	-	-	59,689
Convertible Preferred Stock	321,750	-	-
Convertible Corporate Bonds	-	-	719,625

Total	$33,872,517	$-	$8,762,981

ICON Long/Short Fund
Common Stock	$27,988,996	$(1,004,284)	$-
Corporate Bonds	-	-	171,746
Short-Term Investments	-	-	8,805,780
Exchange Traded Funds	-	(14,190,222)	-

Total	$27,988,996	$(15,194,506)	$8,977,526

ICON Risk-Managed Equity Fund
Common Stock	$39,075,086	$-	$-
Short-Term Investments	-	-	8,866,761
Put Options Purchased	14,437	-	-
Call Options Written	-	(515,700)	-

Total	$39,089,523	$(515,700)	$8,866,761

There were no Level 3 securities held in any of the Funds at March 31, 2010.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

50 Notes to Financial Statements

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Derivatives

Each Fund may use derivatives for various purposes. The Funds’ use of derivatives for the period ended March 31, 2010 was limited to written and purchased options. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Derivatives not accounted	Liabilities	Fair	Liabilities	Fair
for as hedging instruments	Location	Value	Location	Value

Purchased option contracts
Equity risk
ICON Equity Income Fund	Investments, at value	$27,439	Investments, at value	$—
ICON Risk-Managed Equity Fund		—		30,302
Written option contracts
Equity risk
ICON Risk-Managed Equity Fund	Options written, at value	$67,803	Options written, at value	$—

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted	Location of Gain/(loss) on Derivatives
for as hedging instruments	Recognized in Operations	Amount

Purchased option contracts
Equity risk

ICON Equity Income Fund	Net realized gain/(loss) from	$(109,432)
ICON Risk-Managed Equity Fund	investment transactions	(5,925,004)
Written option contracts
Equity risk
ICON Risk-Managed Equity Fund	Net realized gain/(loss) from	$4,471,943
	written option transactions

Notes to Financial Statements 51

Notes to Financial Statements (unaudited) (continued)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Operations

Derivatives not accounted	Location of Gain/(loss) on Derivatives
for as hedging instruments	Recognized in Operations	Amount

Purchased option contracts
Equity risk
ICON Equity Income Fund	Change in unrealized net appreciation/	$27,439
ICON Risk-Managed Equity Fund	(depreciation) on	(30,302)
	investments
Written option contracts
Equity risk
ICON Risk-Managed Equity Fund	Change in unrealized net appreciation/	$11,028
	(depreciation) on
	written options

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended March 31, 2010.

The Funds value derivatives at fair value, as described below, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Options Transactions

The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions and to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security,

52 Notes to Financial Statements

and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid or received, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2010, the Equity Income Fund engaged in purchased call options transactions and the Risk-Managed Equity Fund engaged in written call and purchased put options transactions. All open options contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. Such collateral is restricted from the Funds’ use. The cash collateral held for the prime broker and/or the borrowings from the prime broker are included on the Statement of Assets and Liabilities. The securities pledged as collateral are included on the Schedule of Investments.

Notes to Financial Statements 53

Notes to Financial Statements (unaudited) (continued)

The number of option contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended March 31, 2010, were as follows:

	Risk-Managed Equity Fund
	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of year	410	$1,358,925
Options written during year	11,759	18,977,499
Options expired during year	-	-
Options closed during year	(11,724)	(19,752,921)
Options exercised during year	-	-

Options outstanding, end of year	445	$583,503

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Funds is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded on the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2010, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

54 Notes to Financial Statements

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral invested is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

The Funds did participate in securities lending throughout the period. However, as of March 31, 2010, the Funds did not have any securities on loan.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

56 Notes to Financial Statements

Below are the class level expenses not disclosed on the Statement of Operations:

	Legal	Printing and
Fund	Expense	Postage Expense

ICON Bond Fund
Class I	$8,438	$7,653
Class C	232	210
Class Z	52	47
ICON Core Equity Fund
Class I	3,474	9,414
Class C	1,608	4,357
Class Z	40	110
Class A	101	273
ICON Equity Income Fund
Class I	1,856	7,973
Class C	152	654
Class Z	3	14
Class A	18	76
ICON Long/Short Fund
Class I	796	8,140
Class C	662	6,774
Class Z	7	68
Class A	106	1,087
ICON Risk-Managed Equity Fund
Class I	1,591	4,801
Class C	148	448
Class Z	3	8
Class A	88	264

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.75% of average daily net assets of the Core Equity, Equity Income and Risk-Managed Equity Funds, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class I	Class C	Class Z	Class A

ICON Bond Fund	1.00%	1.60%	0.75%	N/A
ICON Equity Income Fund	1.45%	2.20%	1.20%	1.45%
ICON Long/Short Fund	1.55%	2.30%	1.25%	1.55%
ICON Risk-Managed Equity Fund	1.45%	2.20%	1.20%	1.45%

The Funds’ expense limitation will continue in effect until at least January 31, 2020. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2010 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2010	2011	2012	2013

ICON Bond Fund	$50,549	$110,767	$144,367	$90,198
ICON Equity Income Fund	6,572	24,557	36,020	22,588
ICON Long/Short Fund	-	4,673	62,033	59,143
ICON Risk-Managed Equity Fund	11,447	27,551	34,273	34,244

Accounting, Custody and Transfer Agent Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the fund accounting agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

As of March 29, 2010, State Street Bank and Trust Company, (“State Street”) is the custodian of the Bond, Core Equity and Equity Income Funds’ investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. Brown Brothers Harriman (“BBH”) is the custodian of the Long/Short and Risk-Managed Funds’ investments. For its domestic custody services, these two funds pay BBH 0.0050% on the first $250 million of assets, 0.0040% on the second $250 million of assets and 0.0025% on domestic assets above $500 million, plus certain transaction charges. For foreign custody services, these two funds pay BBH 0.03% on foreign assets

58 Notes to Financial Statements

plus certain transaction charges. Prior to March 29, 2010, BBH was the custodian of the Bond, Core Equity and Equity Income Funds’ investments.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which results from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. During the period ended March 31, 2010, the Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

As of March 1, 2010, ICON Advisers entered into a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust. Prior to March 1, 2010, Citi assisted ICON Advisers with the administration and business affairs of the Trust. ICON Advisers paid Citi an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class I shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class I shares and Class A shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2010, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the distribution amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON. For the period ended March 31, 2010, this amount was $23,298.

4. Borrowings

The Funds have entered into Lines of Credit agreements.

Effective March 29, 2010, the Bond, Core Equity and Equity Income Funds agreements are with State Street to provide temporary funding for redemption requests. The maximum borrowing across all of the ICON Funds is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%.

The Risk-Managed Equity and Long/Short Funds agreements are with BBH. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in the Fund. Interest on domestic borrowings is charged at LIBOR plus 1.50%. The Risk-Managed Equity and Long/Short Funds may have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowings with the prime broker is charged at the Fed Funds rate plus 0.50%.

60 Notes to Financial Statements

The average interest rate for all of the Funds was 0.80% at March 31, 2010.

Average Borrowing
Fund	(10/1/09-3/31/10)

ICON Bond Fund	$668,709
ICON Core Equity Fund	175,248
ICON Equity Income Fund	154,919
ICON Long/Short Fund**	4,369,473
ICON Risk-Managed Equity Fund**	7,787,863

**Fund had outstanding borrowings as of March 31, 2010.

Average borrowing is calculated using only the days there was a borrowing. It is not an annualized number.

5. Purchases and Sales of Investment Securities

For the period ended March 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contacts) was as follows:

				Proceeds from
			Purchases of	Sales of
		Proceeds	Long-Term	Long-Term
	Purchases of	from Sales	U.S. Government	U.S. Government
	Securities	of Securities	Obligations	Obligations

ICON Bond Fund	$55,331,341	$64,840,730	$3,593,380	$3,446,000
ICON Core Equity Fund	70,312,301	75,332,777	-	-
ICON Equity Income Fund	26,253,789	31,608,518	276,500	-
ICON Long/Short Fund	28,337,640	37,828,012	-	-
ICON Risk-Managed Equity Fund	21,622,705	28,520,436	-	-

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30,

Notes to Financial Statements 61

Notes to Financial Statements (unaudited) (continued)

2009 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

For the year ended September 30, 2009 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Core Equity Fund	$1,364,078	2016
	32,616,367	2017
ICON Equity Income Fund	77,639	2016
	14,946,877	2017
ICON Long/Short Fund	44,159,483	2017
ICON Risk-Managed Equity Fund	260,291	2016
	7,975,360	2017

Future capital loss carryover utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2009, the Bond Fund utilized capital loss carryforwards in the amount of $442,729.

For the year ended September 30, 2009, the Funds will elect to defer post October losses of:

Post October
Fund	Losses

ICON Core Equity Fund	$33,870,952
ICON Equity Income Fund	27,191,288
ICON Long/Short Fund	22,054,193
ICON Risk-Managed Equity Fund	19,386,605

As of September 30, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Net Long-	Accumulated	Distributions	Capital and	Appreciation/	Earnings/
Fund	Income	Term-Gains	Earnings	Payable*	Other Losses	(Depreciation)**	(Deficit)

ICON Bond Fund	$627,140	$136,317	$763,457	$(597,765)	$-	$5,428,982	$5,594,674
ICON Core Equity Fund	1,543,338	-	1,543,338	-	(67,851,397)	18,341,271	(47,966,788)
ICON Equity Income Fund	389,456	-	389,456	(406,397)	(42,215,804)	9,059,935	(33,172,810)
ICON Long/Short Fund	170,533	-	170,533	-	(66,213,676)	2,461,702	(63,581,441)
ICON Risk-Managed Equity Fund	4,343	-	4,343	-	(27,622,256)	6,502,779	(21,115,134)

*	Differences between the financial statement distribution payable and the tax basis distribution payable are a result of accrual based accounting and cash basis accounting used for federal tax reporting purposes.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

62 Notes to Financial Statements

As of March 31, 2010, cost for federal income tax purposes and the amount of net unrealized appreciation/ depreciation were as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Bond Fund	$162,513,659	$7,434,099	$(439,560)	$6,994,539
ICON Core Equity Fund	92,999,174	14,897,582	(890,444)	14,007,138
ICON Equity Income Fund	37,112,808	5,791,132	(268,442)	5,522,690
ICON Long/Short Fund	34,419,321	2,782,587	(834,367)	1,948,220
ICON Risk-Managed Equity Fund	42,121,051	6,081,253	(178,217)	5,903,036

7. Subsequent Events

Management has evaluated subsequent events through May 25, 2010, the date of this report.

As of April 1, 2010, State Street is the fund accounting agent of the Trust’s investments. For its services, the Trust pays State Street 0.02% on the first $2 billion of net assets, 0.01% on net assets $2 billion to $3 billion and 0.005% on net assets in excess of $3 billion. As of April 27, 2010, State Street is the custodian of the Long/Short and Risk-Managed Funds’ investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. Also, as of April 1, 2010, ICON Advisers entered into a sub-administration agreement with State Street pursuant to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Notes to Financial Statements 63

Six Month Hypothetical Expense Example
March 31, 2010 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/09-3/31/10).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

64 Expense Example

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account Value	Account Value	During Period	Ratio
	10/1/09	3/31/10	10/1/09-3/31/10*	10/1/09-3/31/10

ICON Bond Fund
Class I
Actual Expenses	$1,000.00	$1,050.50	$5.11	1.00%
Hypothetical Example
(5% return before expenses)	1,000.00	1,019.95	5.04
Class C
Actual Expenses	1,000.00	1,047.30	8.17	1.60%
Hypothetical Example
(5% return before expenses)	1,000.00	1,016.95	8.05
Class Z
Actual Expenses	1,000.00	1,051.80	3.84	0.75%
Hypothetical Example
(5% return before expenses)	1,000.00	1,021.19	3.78
ICON Core Equity Fund
Class I
Actual Expenses	1,000.00	1,080.80	6.80	1.31%
Hypothetical Example
(5% return before expenses)	1,000.00	1,018.40	6.59
Class C
Actual Expenses	1,000.00	1,076.00	11.39	2.20%
Hypothetical Example
(5% return before expenses)	1,000.00	1,013.96	11.05
Class Z
Actual Expenses	1,000.00	1,080.30	8.19	1.58%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.05	7.95
Class A
Actual Expenses	1,000.00	1,077.40	11.24	2.17%
Hypothetical Example
(5% return before expenses)	1,000.00	1,014.11	10.90

Expense Example 65

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account Value	Account Value	During Period	Ratio
	10/1/09	3/31/10	10/1/09-3/31/10*	10/1/09-3/31/10

ICON Equity Income Fund
Class I
Actual Expenses	$1,000.00	$1,104.10	$7.61	1.45%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.70	7.29
Class C
Actual Expenses	1,000.00	1,099.10	11.51	2.20%
Hypothetical Example
(5% return before expenses)	1,000.00	1,013.96	11.05
Class Z
Actual Expenses	1,000.00	1,103.90	6.29	1.20%
Hypothetical Example
(5% return before expenses)	1,000.00	1,018.95	6.04
Class A
Actual Expenses	1,000.00	1,103.80	7.66	1.46%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.65	7.34
ICON Long/Short Fund
Class I
Actual Expenses	1,000.00	1,043.10	12.63	2.48%
Hypothetical Example
(5% return before expenses)	1,000.00	1,012.57	12.44
Class C
Actual Expenses	1,000.00	1,039.90	16.33	3.21%
Hypothetical Example
(5% return before expenses)	1,000.00	1,008.93	16.08
Class Z
Actual Expenses	1,000.00	1,044.50	11.11	2.18%
Hypothetical Example
(5% return before expenses)	1,000.00	1,014.06	10.95
Class A
Actual Expenses	1,000.00	1,043.40	12.58	2.47%
Hypothetical Example
(5% return before expenses)	1,000.00	1,012.62	12.39

66 Expense Example

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account Value	Account Value	During Period	Ratio
	10/1/09	3/31/10	10/1/09-3/31/10*	10/1/09-3/31/10

ICON Risk-Managed Equity Fund
Class I
Actual Expenses	$1,000.00	$1,072.00	$8.11	1.57%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.10	7.90
Class C
Actual Expenses	1,000.00	1,067.80	11.96	2.32%
Hypothetical Example
(5% return before expenses)	1,000.00	1,013.36	11.65
Class Z
Actual Expenses	1,000.00	1,074.10	6.88	1.33%
Hypothetical Example
(5% return before expenses)	1,000.00	1,018.30	6.69
Class A
Actual Expenses	1,000.00	1,072.40	8.16	1.58%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.05	7.95

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Expense Example 67

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconfunds.com on or about 15 days following each month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

68 Other Information

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2010 Semiannual Report
ICON International Funds
Investment Update
(Unaudited)

ICON Asia-Pacific Region Fund
ICON Europe Fund
ICON International Equity Fund

1-800-764-0442 ï www.iconfunds.com

                                                                                                    SAR-INTL-10
                                                                                                    B56419

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

About This Report (Unaudited)	2

Schedules of Investments (Unaudited)
ICON Asia-Pacific Region Fund	4
ICON Europe Fund	8
ICON International Equity Fund	12

Financial Statements (Unaudited)	17

Financial Highlights (Unaudited)	24

Notes to Financial Statements (Unaudited)	30

Six-Month Hypothetical Expense Example (Unaudited)	44

Other Information (Unaudited)	47

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2010, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter

2 About This Report

period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

About This Report 3

ICON Asia-Pacific Region Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (97.1%)
15,800	Aban Offshore, Ltd.	$408,833
364,000	Alliance Financial Group Bhd.	321,143
35,000	Asics Corp.	342,729
62,100	Australia & New Zealand Banking Group, Ltd.	1,442,957
565,000	Axiata Group Bhd.	666,490
657,300	Bangkok Expressway PLC	416,940
3,304,000	Bank Negara Indonesia Persero Tbk PT	824,857
633,000	Bank of Ayudhya PLC	414,804
1,212,000	Bank of China, Ltd., Class H	644,718
52,300	Bank of India	396,138
21,600	Banpu PLC	407,283
48,400	BHP Billiton, Ltd.	1,940,873
152,000	Cafe de Coral Holdings, Ltd.	357,799
650,000	Chaoda Modern Agriculture Holdings, Ltd.	691,720
6,150	Cheil Industries, Inc.	347,458
529,000	China BlueChemical, Ltd., Class H	344,551
1,162,000	China Construction Bank Corp., Class H	950,006
769,000	China Dongxiang Group Co.	554,498
654,000	China Oilfield Services, Ltd., Class H	959,266
843,000	China Petroleum & Chemical Corp., Class H	692,362
500,000	China Steel Corp.	517,572
4,000	CJ CheilJedang Corp.	795,461
12,300	Daelim Industrial Co. Ltd.	815,155
117,800	Dah Sing Financial Group, Ltd.†	643,448
67,000	DBS Group Holdings, Ltd.	683,286
630,000	Denway Motors, Ltd.	334,239
121,817	Esprit Holdings, Ltd.	960,086
10,600	FamilyMart Co. Ltd.	337,594
2,100	Fast Retailing Co. Ltd.	365,330
112,000	Fortescue Metals Group, Ltd.†	502,748
1,501,000	Fosun International	1,198,777
153,000	Fraser and Neave, Ltd.	524,237
84,000	FUJITSU, Ltd.	551,558
63,000	Glenmark Pharmaceuticals, Ltd.	376,473
1,228,000	Golden Agri-Resources, Ltd.	508,179
1,722,000	Guangdong Investment, Ltd.	930,691
20,900	Hana Financial Group, Inc.	647,935
16,400	Hankook Tire Co. Ltd.	310,729
14,200	Hanwha Corp.	517,619
85,700	HCL Technologies, Ltd.	683,892
52,000	Hengan International Group Co. Ltd.	387,658
120,000	Hitachi, Ltd.†	446,569

4 Schedule of Investments

Shares		Value

194,150	Hon Hai Precision Industry Co. Ltd.	$840,989
3,500	Honam Petrochemical Corp.	351,191
24,200	Honda Motor Co. Ltd.	853,201
89,000	Hong Leong Financial Group Bhd.	230,496
32,100	Hoya Corp.	884,030
52,000	Hutchison Whampoa, Ltd.	379,785
132,000	ITOCHU Corp.	1,158,835
246,000	Jiangxi Copper Co. Ltd., Class H	554,142
46,200	Kia Motors Corp.	1,030,437
183,000	Kingboard Chemical Holdings, Ltd.	831,330
13,500	Kintetsu World Express, Inc.	349,144
17,000	Komatsu, Ltd.	357,238
12,900	Korea Gas Corp.	545,104
55,740	Largan Precision Co. Ltd.	838,806
531,000	Lee & Man Paper Manufacturing, Ltd.	414,233
11,000	LG Display Co. Ltd.	388,796
46,000	LG Fashion Corp.	1,131,224
201,000	Li Ning Co. Ltd.	728,263
17,200	Lupin, Ltd.	623,765
106,100	Meritz Fire & Marine Insurance Co. Ltd.†	689,092
431,600	Metropolitan Bank & Trust	476,614
63,000	Minebea Co. Ltd.	383,894
36,600	Mitsui & Co. Ltd.	616,378
328,000	Mitsui Engineering & Shipbuilding Co. Ltd.	818,859
222,000	MobileOne, Ltd.	330,126
46,400	National Australia Bank, Ltd.	1,170,399
39,000	NHK Spring Co. Ltd.	358,496
3,000	NHN Corp.†	477,805
80,000	Nippon Express Co. Ltd.	344,627
6,500	Nitori Co. Ltd.	493,638
12,300	Nitto Denko Corp.	477,747
62,000	Oversea-Chinese Banking Corp. Ltd.	385,409
590,000	PetroChina Co. Ltd., Class H	691,693
144,000	Ports Design, Ltd.	365,001
156,000	President Chain Store Corp.	389,061
1,527	Samsung Electronics Co. Ltd.	1,104,256
8,100	Secom Co. Ltd.	354,726
1,350,000	Shenzhen Expressway Co. Ltd., Class H	708,961
5,600	Shin-Etsu Chemical Co. Ltd.	325,970
17,400	Shinhan Financial Group Co. Ltd.	685,992
32,200	Shiseido Co. Ltd.	700,841
255,000	Shree Renuka Sugars, Ltd.	404,892
103,000	Siam Cement PLC	818,325
60,200	Simplo Technology Co. Ltd.	343,204
1,033,000	Singapore Post, Ltd.	774,711
285,000	Singapore Technologies Engineering, Ltd.	649,074
4,100	SK Holdings Co. Ltd.	364,270
56,000	Sumitomo Trust & Banking Co. Ltd.	329,219
152,361	Taiwan Mobile Co. Ltd.	286,965
338,704	Taiwan Semiconductor Manufacturing Co. Ltd.	656,568
61,800	Tanjong PLC	339,939
840,000	Techtronic Industries Co.	680,626
142,000	Tenaga Nasional Bhd.	349,213
13,700	Terumo Corp.	730,588

Schedule of Investments 5

Shares		Value

4,203,000	Thai Tap Water Supply Co.	$570,232
1,062,900	Thai Union Frozen Products PLC	1,242,506
897,000	Thanachart Capital PLC	687,965
76,000	Toho Gas Co. Ltd.	415,064
17,100	Toyota Motor Corp.	687,727
58,400	Union Bank of India	380,204
100,000	United Phosphorus, Ltd.	332,242
5,300	USS Co. Ltd.	360,609
190,000	Venture Corp. Ltd.	1,183,001
75,000	Weichai Power Co. Ltd., Class H	626,735
69,000	Wing Hang Bank, Ltd.	630,392
281,786	Wistron Corp.	512,120
20,300	Woongjin Coway Co. Ltd.	629,354
46,400	Woori Finance Holdings Co. Ltd.	680,237
260,000	Xinao Gas Holdings, Ltd.	662,561
10,600	Yamato Kogyo Co. Ltd.	352,705
77,483	Yantai Changyu Pioneer Wine Co. Ltd., Class B	644,567

Total Common Stocks (Cost $54,118,657)		68,331,070
Total Investments 97.1%* (Cost $54,118,657)		68,331,070
Other Assets Less Liabilities 2.9%		2,033,956

Net Assets 100.0%		$70,365,026

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	All securities were fair valued (Note 1) as of March 31, 2010.

ICON Asia-Pacific Region Fund
Country Composition
as of March 31, 2010
(Unaudited)

Japan	19.0%
South Korea	16.4%
China	14.1%
Hong Kong	10.8%
Australia	7.2%
Singapore	7.2%
Thailand	6.5%
Taiwan	6.2%
India	5.1%
Malaysia	2.7%
Indonesia	1.2%
Philippines	0.7%

97.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund
Sector Composition
as of March 31, 2010
(Unaudited)

Financial	18.9%
Consumer Discretionary	15.0%
Information Technology	13.8%
Industrials	13.7%
Materials	12.8%
Leisure and Consumer Staples	8.7%
Telecommunication & Utilities	7.2%
Energy	4.5%
Health Care	2.5%

97.1%

Percentages are based upon common stocks as a percentage of net assets.

6 Schedule of Investments

ICON Asia-Pacific Region Fund
Industry Composition
as of March 31, 2010
(Unaudited)

Diversified Banks	17.0%
Electronic Components	4.2%
Automobile Manufacturers	4.1%
Apparel, Accessories & Luxury Goods	4.0%
Steel	3.7%
Diversified Metals & Mining	3.5%
Packaged Foods & Meats	2.9%
Electronic Manufacturing Services	2.9%
Construction & Farm Machinery & Heavy Trucks	2.6%
Trading Companies & Distributors	2.5%
Semiconductors	2.5%
Gas Utilities	2.3%
Agricultural Products	2.3%
Water Utilities	2.1%
Integrated Oil & Gas	2.0%
Oil & Gas Drilling	1.9%
Apparel Retail	1.9%
Household Appliances	1.9%
Wireless Telecommunication Services	1.8%
Industrial Conglomerates	1.8%
Highways & Railtracks	1.6%
Air Freight & Logistics	1.6%
Personal Products	1.5%
Computer Hardware	1.5%
Pharmaceuticals	1.4%
Commodity Chemicals	1.2%
Construction Materials	1.2%
Construction & Engineering	1.2%
Specialty Chemicals	1.1%
Health Care Equipment	1.0%
Food Retail	1.0%
Property & Casualty Insurance	1.0%
Consumer Finance	1.0%
IT Consulting & Other Services	1.0%
Fertilizers & Agricultural Chemicals	1.0%
Other Industries (each less than 1%)	10.9%

97.1%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 7

ICON Europe Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (96.8%)
6,100	Adidas AG	$325,837
3,655	Allianz SE	457,987
27,800	Anheuser-Busch InBev N.V.	1,398,112
8,500	ArcelorMittal	372,642
395,100	Asya Katilim Bankasi A/S†	1,059,685
39,600	AXA S.A.	878,418
27,100	Banca Popolare di Milano Scarl (BPM)	168,234
108,700	Banco Santander S.A.	1,441,630
12,000	BASF SE	743,817
5,930	Bayer AG	400,082
30,900	BHP Billiton PLC	1,055,955
4,600	BIM Birlesik Magazalar A/S†	239,232
15,828	BNP Paribas	1,213,020
81,500	BP PLC	771,303
9,700	Carlsberg A/S, Class B	813,320
3,300	Casino Guichard Perrachon S.A.	278,866
5,600	CNP Assurances	528,420
17,800	Credit Suisse Group AG	916,469
10,600	Danske Bank A/S†	260,131
5,600	Delhaize Group S.A.	449,403
5,500	Deutsche Postbank AG†	174,797
53,200	Diageo PLC	894,321
40,300	DnB NOR ASA†	461,243
283,000	DSG International PLC†	150,186
6,800	Erste Group Bank AG†	284,846
27,500	Experian PLC	270,383
15,000	France Telecom S.A.	359,249
8,622	Gerry Weber International AG	300,033
24,600	GlaxoSmithKline PLC	472,126
139,700	HSBC Holdings PLC	1,415,511
121,000	Intesa Sanpaolo†	450,559
26,000	Jeronimo Martins SGPS S.A.	263,273
27,700	JUMBO S.A.	280,412
30,900	Kerry Group PLC, Class A	960,371
60,400	Kingfisher PLC	196,631
352,000	KOC Holding†	1,210,195
56,540	Koninklijke Ahold N.V.	753,881
6,000	Kuehne + Nagel International AG	606,407
255,000	Legal & General Group PLC	339,986
104,000	Logica PLC	215,404
19,000	LUKOIL OAO, ADR	1,077,300
25,500	Lundin Petroleum AB†	215,939
5,300	MAN SE	443,120
1,800	Mayr Melnhof Karton AG	169,958
3,800	Metro AG	225,421
1,150	Muenchener Rueckversicherungs Gesellschaft AG	186,760
10,300	Nestle S.A.	527,943
19,100	Novartis AG	1,033,488
21,100	Nutreco Holding N.V.	1,328,803
204,000	Old Mutual PLC†	378,936
30,000	Omega Pharma S.A.	1,491,422
8,200	Orion Oyj	181,149

8 Schedule of Investments

Shares		Value

67,000	Parmalat S.P.A.	$183,510
28,900	Praktiker Bau- und Heimwerkermaerkte Holding AG†	310,135
6,200	Prosegur Cia de Seguridad S.A.	279,800
23,000	Prudential PLC	190,245
5,700	Randgold Resources Ltd.	437,333
6,100	Roche Holding AG	990,986
53,800	Royal Dutch Shell PLC, Class B	1,482,950
8,200	Sanofi-Aventis S.A.	611,881
14,800	Seadrill Ltd.	346,595
3,900	SEB S.A.	258,039
48,400	Serco Group PLC	441,538
14,600	Siemens AG	1,460,586
825	Sika AG	1,393,938
15,300	SKF AB, Class B†	271,899
10,294	Societe Generale	645,973
478,000	Sonae	566,833
2,600	Swatch Group AG	829,362
34,500	Telefonica S.A.	817,366
65,200	Telenor ASA†	885,470
47,300	Temenos Group AG†	1,392,395
93,000	Tesco PLC	614,790
179,300	Tomra Systems ASA	876,479
15,800	Total S.A.	916,892
6,300	Transocean, Ltd.†	544,194
33,700	UBS AG†	548,384
9,700	Umicore	338,325
26,900	Unilever	813,706
1,510	Vallourec S.A.†	304,669
15,900	Vedanta Resources PLC	669,358
535,900	Vodafone Group PLC	1,239,320

Total Common Stocks (Cost $46,390,791)		51,755,567

Short-Term Investment (2.7%)
$1,448,430	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	1,448,430

Total Short-Term Investments (Cost $1,448,430)		1,448,430
Total Investments 99.5%* (Cost $47,839,221)		53,203,997
Other Assets Less Liabilities 0.5%		258,684

Net Assets 100.0%		$53,462,681

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 1) as of March 31, 2010 was 93.8% of net assets.

ADR	American Depositary Receipt

Schedule of Investments 9

ICON Europe Fund
Country Composition
as of March 31, 2010
(Unaudited)

Britain	16.9%
Switzerland	16.4%
France	11.2%
Germany	9.4%
Netherlands	8.2%
Belgium	6.9%
Spain	4.8%
Turkey	4.7%
Norway	4.2%
Ireland	2.3%
Russia	2.0%
Denmark	2.0%
Portugal	1.6%
Italy	1.5%
Sweden	0.9%
Austria	0.9%
South Africa	0.8%
Luxembourg	0.7%
Bermuda	0.6%
Greece	0.5%
Finland	0.3%

96.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Europe Fund
Sector Composition
as of March 31, 2010
(Unaudited)

Financial	22.4%
Leisure and Consumer Staples	18.2%
Industrials	12.6%
Energy	10.0%
Materials	9.7%
Health Care	9.7%
Telecommunication & Utilities	6.2%
Consumer Discretionary	5.0%
Information Technology	3.0%

96.8%

Percentages are based upon common stocks as a percentage of net assets.

10 Schedule of Investments

ICON Europe Fund
Industry Composition
as of March 31, 2010
(Unaudited)

Diversified Banks	14.2%
Integrated Oil & Gas	7.9%
Pharmaceuticals	6.9%
Industrial Conglomerates	6.1%
Food Retail	4.9%
Packaged Foods & Meats	4.7%
Brewers	4.1%
Integrated Telecommunication Services	3.9%
Specialty Chemicals	3.2%
Diversified Metals & Mining	3.2%
Health Care Supplies	2.8%
Diversified Capital Markets	2.7%
Apparel, Accessories & Luxury Goods	2.7%
Life & Health Insurance	2.7%
Application Software	2.6%
Multi-line Insurance	2.5%
Agricultural Products	2.5%
Environmental & Facilities Services	2.5%
Wireless Telecommunication Services	2.3%
Distillers & Vintners	1.7%
Oil & Gas Drilling	1.7%
Diversified Chemicals	1.4%
Marine	1.1%
Industrial Machinery	1.1%
Other Industries (each less than 1%)	7.4%

96.8%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 11

ICON International Equity Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (93.0%)
4,100	Allianz SE	$513,748
38,200	Anheuser-Busch InBev N.V.	1,921,147
413,000	Asya Katilim Bankasi A/S†	1,107,694
62,000	Australia & New Zealand Banking Group, Ltd.	1,440,634
47,800	AXA S.A.	1,060,312
121,100	Banco Santander S.A.	1,606,084
1,364,000	Bangkok Expressway PLC	865,216
2,082,000	Bank of China, Ltd., Class H	1,107,511
21,700	Bank of Nova Scotia	1,087,351
16,000	Barrick Gold Corp.	614,063
10,400	BASF SE	644,642
7,900	Bayer AG†	532,993
29,900	BHP Billiton, Ltd.	1,199,011
30,319	BNP Paribas	2,323,577
58,100	BP PLC	549,849
12,000	Carlsberg A/S, Class B	1,006,169
1,876,000	Chaoda Modern Agriculture Holdings, Ltd.	1,996,409
1,196,000	China Citic Bank Corp. Ltd., Class H	894,206
986,000	China Construction Bank Corp., Class H	806,116
609,000	China Green Holdings Ltd.	766,115
2,470,000	China Petroleum & Chemical Corp., Class H	2,028,629
1,470,000	China Water Affairs Group Ltd.	645,138
21,000	Cia de Saneamento Basico do Estado de Sao Paulo	381,013
8,600	CNP Assurances	811,503
667,000	Corp. GEO S.A.B. de C.V.†	2,023,256
10,400	Credicorp, Ltd.	917,072
18,600	Credit Suisse Group AG	957,659
9,200	Daelim Industrial Co. Ltd.	609,709
320,800	Dah Sing Financial Group, Ltd.†	1,752,276
15,000	Danske Bank A/S†	368,110
8,200	Delhaize Group S.A.	658,055
90,200	Diageo PLC	1,516,311
37,400	DnB NOR ASA†	428,052
24,000	Dongkuk Steel Mill Co. Ltd.	487,785
8,500	Empire Co. Ltd., Class A	440,989
9,500	Erste Group Bank AG†	397,946
200,299	Esprit Holdings, Ltd.	1,578,632
15,000	First Quantum Minerals, Ltd.	1,234,538
1,848,000	Fosun International	1,475,909
17,000	FUJIFILM Holdings Corp.	585,700
160,000	Gafisa S.A.	1,089,170

12 Schedule of Investments

Shares		Value

9,560	Gerry Weber International AG	$332,674
21,500	Goldcorp, Inc.	803,550
478,000	Grupo Mexico S.A.B. de C.V.	1,285,235
5,262,000	Guangdong Investment, Ltd.	2,843,957
33,000	Hankook Tire Co. Ltd.	625,246
5,300	Hite Brewery Co. Ltd.	667,593
500,500	Hon Hai Precision Industry Co. Ltd.	2,167,988
22,000	Hoya Corp.	605,878
152,100	HSBC Holdings PLC	1,541,154
51,200	IAMGOLD Corp.	680,717
90,100	Industrial Bank of Korea	1,178,259
27,800	Kerry Group PLC, Class A	864,023
624,200	KOC Holding†	2,146,033
90,300	Koninklijke Ahold N.V.	1,204,023
278,000	Lee & Man Paper Manufacturing, Ltd.	216,868
73,000	LG Fashion Corp.	1,795,203
11,400	Loblaw Cos. Ltd.	421,129
28,900	LUKOIL OAO, ADR	1,638,630
142,000	Marfrig Alimentos S.A.	1,612,129
54,000	Mitsui & Co. Ltd.	909,410
159,000	MRV Engenharia e Participacoes S.A.	1,118,143
73,300	National Australia Bank, Ltd.	1,848,927
12,170	Nestle S.A.	623,792
132,000	Nine Dragons Paper Holdings, Ltd.	220,220
39,000	Nippon Electric Glass Co. Ltd.	550,600
22,800	Novartis AG	1,233,692
15,700	Nutreco Holding N.V.	988,730
272,000	Old Mutual PLC†	505,248
59,000	Omega Pharma S.A.†	2,933,131
10,700	Roche Holding AG	1,738,286
65,500	Royal Dutch Shell PLC, Class B	1,805,451
4,200	Samsung Electronics Co. Ltd.	3,037,247
9,000	Sanofi-Aventis S.A.	671,577
21,700	Saputo, Inc.	632,151
1,685,000	Sare Holding S.A.B. de C.V., Class B†	622,888
402,000	Shree Renuka Sugars, Ltd.	638,301
332,000	Siam Cement PLC	2,637,708
21,000	Siemens AG	2,100,843
1,500	Sika AG†	2,534,433
7,500	SK Holdings Co. Ltd.	666,348
17,183	Societe Generale	1,078,274
3,320	Swatch Group AG	1,059,031
2,321,000	Techtronic Industries Co.	1,880,634
40,200	Telefonica S.A.	952,409
60,000	Telenor ASA†	814,849
26,700	Temenos Group AG†	785,982
124,600	Tesco PLC	823,687
9,900	Teva Pharmaceutical Industries, Ltd., ADR	624,492
7,370,000	Thai Tap Water Supply Co.	999,907
2,317,000	Thai Union Frozen Products PLC	2,708,520
266,700	Tomra Systems ASA	1,303,719
31,100	Toronto-Dominion Bank	2,318,564
15,255	Total S.A.	885,265
15,200	Transocean, Ltd.†	1,312,976
31,900	UBS AG†	519,094

Schedule of Investments 13

Shares		Value

94,000	Union Bank of India	$611,972
26,400	Vedanta Resources PLC	1,111,386
625,000	Vodafone Group PLC	1,445,373
81,200	Woori Finance Holdings Co. Ltd.	1,190,415
135,901	Yantai Changyu Pioneer Wine Co. Ltd., Class B	1,130,535
92,000	Yue Yuen Industrial Holdings, Ltd.	319,938
512,000	Zijin Mining Group Co. Ltd., Class H	402,319

Total Common Stocks (Cost $101,255,539)		117,357,055
Preferred Stocks (5.5%)
46,400	Banco Bradesco S.A.	849,949
237,000	Investimentos Itau S.A.	1,624,000
47,500	NET Servicos de Comunicacao S.A.†	614,628
64,000	Petroleo Brasileiro S.A.	1,268,838
134,000	Tim Participacoes S.A.	370,903
64,100	Vale S.A.	1,779,654
17,000	Vivo Participacoes S.A.	461,367

Total Preferred Stocks (Cost $5,928,883)		6,969,339
Short-Term Investment (0.8%)
$1,045,029	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	1,045,029

Total Short-Term Investments (Cost $1,045,030)		1,045,029
Total Investments 99.3%* (Cost $108,229,452)		125,371,423
Other Assets Less Liabilities 0.7%		832,844

Net Assets 100.0%		$126,204,267

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 1) as of March 31, 2010 was 75.3% of net assets.

ADR	American Depositary Receipt

14 Schedule of Investments

ICON International Equity Fund
Country Composition
as of March 31, 2010
(Unaudited)

Hong Kong	9.7%
Brazil	8.9%
Switzerland	8.5%
South Korea	8.1%
Canada	6.5%
China	6.2%
Britain	5.9%
Thailand	5.7%
France	5.4%
Belgium	4.4%
Australia	3.6%
Germany	3.3%
Netherlands	3.2%
Mexico	3.1%
Turkey	2.6%
Japan	2.1%
Spain	2.0%
Norway	2.0%
Taiwan	1.7%
Russia	1.3%
Denmark	1.1%
India	1.0%
Peru	0.7%
Ireland	0.7%
Israel	0.5%
Austria	0.3%

98.5%

Percentages are based upon common stocks and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Sector Composition
as of March 31, 2010
(Unaudited)

Financial	24.5%
Leisure and Consumer Staples	16.3%
Materials	13.7%
Consumer Discretionary	10.4%
Energy	7.5%
Telecommunication & Utilities	7.1%
Industrials	6.8%
Health Care	6.1%
Information Technology	6.1%

98.5%

Percentages are based upon common stocks and preferred stocks as a percentage of net assets.

Schedule of Investments 15

ICON International Equity Fund
Industry Composition
as of March 31, 2010
(Unaudited)

Diversified Banks	21.0%
Integrated Oil & Gas	6.5%
Diversified Metals & Mining	5.2%
Packaged Foods & Meats	5.1%
Industrial Conglomerates	3.9%
Water Utilities	3.9%
Homebuilding	3.8%
Pharmaceuticals	3.8%
Agricultural Products	3.5%
Brewers	2.9%
Food Retail	2.8%
Apparel, Accessories & Luxury Goods	2.5%
Semiconductors	2.4%
Health Care Supplies	2.3%
Distillers & Vintners	2.1%
Construction Materials	2.1%
Specialty Chemicals	2.0%
Gold	2.0%
Wireless Telecommunication Services	1.8%
Electronic Manufacturing Services	1.7%
Steel	1.6%
Household Appliances	1.5%
Integrated Telecommunication Services	1.4%
Apparel Retail	1.3%
Multi-line Insurance	1.2%
Diversified Capital Markets	1.2%
Life & Health Insurance	1.0%
Oil & Gas Drilling	1.0%
Environmental & Facilities Services	1.0%
Other Industries (each less than 1%)	6.0%

98.5%

Percentages are based upon common stocks and preferred stocks as a percentage of net assets.

16 Schedule of Investments

Statements of Assets and Liabilities
March 31, 2010 (unaudited)

	ICON
	Asia-Pacific	ICON	ICON
	Region	Europe	International
	Fund	Fund	Equity Fund
Assets
Investments, at cost	$54,118,657	$47,839,221	$108,229,452

Investments, at value	68,331,070	53,203,997	125,371,423
Cash	-	26,250	2,229
Foreign currency, at value(a)	172,746	-	75,071
Receivables:
Fund shares sold	359,472	41,038	85,385
Investments sold	2,070,772	625,403	987,378
Dividends	231,010	52,367	208,247
Expense reimbursement by Adviser	12,752	11,557	6,453
Foreign tax reclaims	384	49,130	47,221
Other assets	125,396	91,181	110,283

Total Assets	71,303,602	54,100,923	126,893,690

Liabilities
Payables:
Due to custodian bank	207,529	3,571	-
Investments purchased	503,924	455,222	353,045
Fund shares redeemed	60,738	75,675	106,929
Advisory fees	58,443	44,781	105,879
Accrued distribution fees	531	100	22,568
Fund accounting fees	1,749	1,323	3,124
Transfer agent fees	17,028	18,040	30,793
Administration fees	2,845	1,970	5,241
Trustee fees	1,471	1,327	3,575
Capital gains tax payable	52,000	-	11,000
Accrued expenses	32,318	36,233	47,269

Total Liabilities	938,576	638,242	689,423

Net Assets - all share classes	$70,365,026	$53,462,681	$126,204,267

Net Assets - Class S	$69,110,829	$53,223,909	$35,952,957

Net Assets - Class I	$22,065	$3,673	$38,824,281

Net Assets - Class C	$425,524	$81,152	$15,664,130

Net Assets - Class Z	$7,465	$3,714	$21,309,653

Net Assets - Class A	$799,143	$150,233	$5,710,338

Net Assets - Class Q	$-	$-	$8,742,908

Financial Statements 17

Statements of Assets and Liabilities
March 31, 2010 (unaudited) continued

	ICON
	Asia-Pacific	ICON	ICON
	Region	Europe	International
	Fund	Fund	Equity Fund
Net Assets Consist of
Paid-in capital	$84,839,044	$105,243,322	$209,785,721
Accumulated undistributed net investment income/(loss)	(811,134)	112,448	54,280
Accumulated undistributed net realized gain/(loss) from investment and foreign currency transactions	(27,874,717)	(57,261,168)	(100,776,955)
Unrealized appreciation/(depreciation) on investments and other assets and liabilities denominated in foreign currency	14,211,833	5,368,079	17,141,221

Net Assets	$70,365,026	$53,462,681	$126,204,267

Shares outstanding (unlimited shares authorized, no par value)
Class S	6,034,077	4,185,520	3,012,064
Class I	1,926	288	3,335,465
Class C	37,562	6,445	1,417,089
Class Z	650	292	1,808,189
Class A	69,767	11,780	486,635
Class Q	-	-	742,562
Net asset value (offering and redemption price per share)
Class S	$11.45	$12.72	$11.94
Class I	$11.46	$12.75	$11.64
Class C	$11.33	$12.59	$11.05
Class Z	$11.48	$12.72	$11.79
Class A	$11.45	$12.75	$11.73
Class Q	-	-	$11.77
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$12.15	$13.53	$12.45

(a) Foreign currency, at cost	$171,185	$-	$74,964

The accompanying notes are an integral part of the financial statements.

18 Financial Statements

Statements of Operations
For the period ended March 31, 2010 (unaudited)

	ICON	ICON	ICON
	Asia-Pacific	Europe	International
	Region Fund	Fund	Equity Fund
Investment Income
Interest	$820	$378	$598
Dividends	485,702	745,527	1,477,671
Income from securities lending, net	8,709	9,071	16,088
Foreign taxes withheld	(39,801)	(46,329)	(72,612)

Total Investment Income	455,430	708,647	1,421,745

Expenses
Advisory fees	454,749	275,590	638,657
Distribution fees:
Class I	23	4	47,455
Class C	1,565	190	78,265
Class A	885	191	6,769
Fund accounting fees	13,455	8,146	18,877
Transfer agent fees	69,358	46,074	79,682
Custody fees	43,314	26,492	49,615
Administration fees	22,341	13,538	31,373
Registration fees:
Class S	13,216	8,329	5,738
Class I	4,788	4,439	7,434
Class C	4,788	4,439	7,454
Class Z	544	417	-
Class A	5,869	5,178	5,343
Class Q	-	-	626
Insurance expense	6,570	4,023	9,820
Trustee fees and expenses	4,089	2,734	6,792
Interest expense	16,394	15	817
Other expenses	56,240	44,784	62,798

Total expenses before expense reimbursement	718,188	444,583	1,057,515
Expense reimbursement by Adviser due to expense limitation agreement	(27,995)	(26,444)	(17,181)

Net Expenses	690,193	418,139	1,040,334

Net Investment Income/(Loss)	(234,763)	290,508	381,411

Net Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency and Capital Gains Tax
Net realized gain/(loss) from investment transactions	9,074,858	4,421,067	13,172,450
Net realized gain/(loss) from foreign currency transactions	(266,487)	124,425	(141,696)
Net realized capital gains tax	(103,692)	-	(121,733)
Change in unrealized net appreciation/ (depreciation) on investments and foreign currency translations	(1,267,622)	(2,508,979)	(4,368,102)

Net Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency and Capital Gains Tax	7,437,057	2,036,513	8,540,919

Net Increase/(Decrease) in Net Assets Resulting From Operations	$7,202,294	$2,327,021	$8,922,330

The accompanying notes are an integral part of the financial statements.

Financial Statements 19

Statements of Changes in Net Assets

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31,	September 30,
	2010 (unaudited)	2009
Operations
Net investment income/(loss)	$(234,763)	$609,675
Net realized gain/(loss) on investment transactions	9,074,858	(24,654,650)
Net realized gain/(loss) from foreign currency transactions	(266,487)	1,812,560
Net realized capital gains tax	(103,692)	(152,123)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	(1,267,622)	32,307,243

Net increase/(decrease) in net assets resulting from operations	7,202,294	9,922,705

Dividends and Distributions to Shareholders
Net investment income
Class S	(2,047,982)	(766,237)
Class I	(299)	(87)
Class C	(3,704)	(282)
Class Z	(115)	(69)
Class A	(8,693)	(2,949)
Class Q	-	-

Net decrease from dividends and distributions	(2,060,793)	(769,624)

Fund Share Transactions
Shares sold
Class S	26,480,678	68,526,114
Class I	4,000	8,014
Class C	192,736	328,363
Class Z	1,200	15
Class A	633,450	1,049,447
Class Q	-	-
Reinvested dividends and distributions
Class S	1,969,593	742,224
Class I	299	87
Class C	3,125	282
Class Z	115	69
Class A	7,199	2,549
Class Q	-	-
Shares repurchased
Class S	(72,721,837)	(39,519,959)
Class I	-	(3,089)
Class C	(56,050)	(124,771)
Class Z	(28)	(6)
Class A	(440,807)	(992,203)
Class Q	-	-

Net Increase/(decrease) from fund share transactions	(43,926,327)	30,017,136

Total net increase/(decrease) in net assets	(38,784,826)	39,170,217
Net Assets
Beginning of period	109,149,852	69,979,635

End of period	$70,365,026	$109,149,852

20 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2010 (unaudited)	2009	2010 (unaudited)	2009

$290,508	$742,930	$381,411	$971,495
4,421,067	(39,112,789)	13,172,450	(68,371,244)

124,425	(222,611)	(141,696)	853,204
-	-	(121,733)	(136,679)

(2,508,979)	26,253,592	(4,368,102)	59,678,543

2,327,021	(12,338,878)	8,922,330	(7,364,681)

(491,915)	(1,818,492)	(630,736)	-
(20)	(317)	(558,189)	(1,476,602)
(67)	(313)	(143,688)	(116,245)
(40)	(91)	(482,631)	(426,650)
(889)	(4,370)	(79,858)	(82,280)
-	-	(157,568)	(204,736)

(492,931)	(1,823,583)	(2,052,670)	(2,306,513)

3,894,745	14,191,781	3,500,285	37,481,231
-	5	5,617,827	10,161,189
60,123	5,500	909,922	1,225,128
-	-	2,152,428	28,152,025
5,896	16,163	941,161	853,358
-	-	399,600	707,343

484,255	1,796,515	628,823	-
20	317	491,814	1,423,394
67	313	127,039	102,403
40	91	439,509	423,014
692	3,787	70,684	71,623
-	-	157,214	204,396

(9,660,170)	(29,533,643)	(5,923,435)	(14,393,575)
-	(8,753)	(6,352,779)	(63,795,984)
(5,396)	-	(2,075,490)	(6,471,332)
-	-	(11,687,141)	(15,356,217)
(20,566)	(165,717)	(817,532)	(2,271,884)
-	-	(968,252)	(3,513,989)

(5,240,294)	(13,693,641)	(12,388,323)	(24,997,877)

(3,406,204)	(27,856,102)	(5,518,663)	(34,669,071)

56,868,885	84,724,987	131,722,930	166,392,001

$53,462,681	$56,868,885	$126,204,267	$131,722,930

Financial Statements 21

Statements of Changes in Net Assets (continued)

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31,	September 30,
	2010 (unaudited)	2009
Transactions in Fund Shares
Shares sold
Class S	2,452,791	7,474,792
Class I	364	761
Class C	17,675	34,743
Class Z	110	-
Class A	58,848	135,002
Class Q	-	-
Reinvested dividends and distributions
Class S	182,201	105,388
Class I	28	12
Class C	292	40
Class Z	10	10
Class A	666	362
Class Q	-	-
Shares repurchased
Class S	(6,777,340)	(4,742,328)
Class I	-	(293)
Class C	(5,043)	(13,560)
Class Z	-	-
Class A	(40,820)	(128,235)
Class Q	-	-

Net increase/(decrease)	(4,110,218)	2,866,604
Shares outstanding, beginning of period	10,254,200	7,387,596

Share outstanding, end of period	6,143,982	10,254,200

Accumulated undistributed net investment income/(loss)	$(811,134)	$1,484,422

The accompanying notes are an integral part of the financial statements.

22 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2010 (unaudited)	2009	2010 (unaudited)	2009

312,997	1,315,107	305,844	4,818,426
-	-	501,807	1,211,533
5,034	596	86,010	152,037
-	-	187,846	3,459,568
478	1,625	82,204	98,082
-	-	35,748	92,571

38,927	191,242	55,015	-
1	34	44,069	191,841
6	33	11,962	14,484
3	10	38,963	56,477
55	402	6,283	9,552
-	-	13,950	27,289

(780,734)	(3,265,926)	(521,244)	(1,785,702)
-	(970)	(570,074)	(8,313,274)
(426)	-	(197,008)	(847,038)
-	-	(1,063,006)	(2,120,422)
(1,672)	(17,256)	(73,032)	(285,661)
-	-	(88,979)	(449,303)

(425,331)	(1,775,103)	(1,143,642)	(3,669,540)
4,629,657	6,404,760	11,945,646	15,615,186

4,204,326	4,629,657	10,802,004	11,945,646

$112,448	$314,871	$54,280	$1,725,539

Financial Statements 23

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Asia-Pacific Region Fund
Class S
Period Ended March 31, 2010	$10.64	(0.03)	1.03	1.00	(0.19)	-
Year Ended September 30, 2009	$9.47	0.08	1.20	1.28	(0.11)	-
Year Ended September 30, 2008	$18.82	0.10	(6.99)	(6.89)	(0.12)	(2.34)
Year Ended September 30, 2007	$13.19	0.15	5.51	5.66	(0.03)	-
Year Ended September 30, 2006	$11.25	0.02	1.93	1.95	(0.01)	-
Year Ended September 30, 2005	$8.17	0.03	3.08	3.11	(0.03)	-
Class I
Period Ended March 31, 2010	$10.67	(0.03)	1.01	0.98	(0.19)	-
Year Ended September 30, 2009	$9.45	0.06	1.24	1.30	(0.08)	-
January 25, 2008 (inception) to September 30, 2008	$13.73	0.10	(4.38)	(4.28)	-	-
Class C
Period Ended March 31, 2010	$10.54	(0.07)	1.00	0.93	(0.14)	-
Year Ended September 30, 2009	$9.41	0.02	1.18	1.20	(0.07)	-
January 25, 2008 (inception) to September 30, 2008	$13.73	0.05	(4.37)	(4.32)	-	-
Class Z
Period Ended March 31, 2010	$10.68	(0.01)	1.03	1.02	(0.22)	-
Year Ended September 30, 2009	$9.48	0.11	1.22	1.33	(0.13)	-
January 25, 2008 (inception) to September 30, 2008	$13.73	0.15	(4.40)	(4.25)	-	-
Class A
Period Ended March 31, 2010	$10.63	(0.04)	1.02	0.98	(0.16)	-
Year Ended September 30, 2009	$9.38	0.05	1.25	1.30	(0.05)	-
Year Ended September 30, 2008	$18.72	0.03	(6.93)	(6.90)	(0.10)	(2.34)
Year Ended September 30, 2007	$13.18	0.27	5.30	5.57	(0.03)	-
May 31, 2006 (inception) to September 30, 2006	$13.54	0.04	(0.40)	(0.36)	-	-

The accompanying notes are an integral part of the financial statements.

24 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(d)			net assets(d)
					After			After
				Before	contractual		Before	contractual
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(a)

(0.19)	$11.45	9.42%	$69,111	1.51%	1.51%		(0.51)%	(0.51)%	62.44%
(0.11)	$10.64	14.18%	$108,325	1.54%	1.54%		1.00%	1.00%	171.05%
(2.46)	$9.47	(41.26)%	$69,519	1.42%	1.42%		0.70%	0.70%	168.42%
(0.03)	$18.82	43.03%	$205,332	1.38%	1.38%		0.96%	0.97%	130.84%
(0.01)	$13.19	17.36%	$147,444	1.44%	1.44%		0.12%	0.12%	159.51%
(0.03)	$11.25	38.12%	$48,721	1.93%	N/A		0.30%	N/A	185.84%

(0.19)	$11.46	9.34%	$22	89.69%	1.85%(b	)	(88.47)%	(0.63)%	62.44%
(0.08)	$10.67	14.24%	$16	127.83%	1.83%(b	)	(125.26)%	0.74%	171.05%

-	$9.45	(31.17)%	$10	51.45%	1.91%(b	)	(48.29)%	1.25%	168.42%

(0.14)	$11.33	8.94%	$426	7.84%	2.60%(b	)	(6.54)%	(1.30)%	62.44%
(0.07)	$10.54	13.10%	$260	19.80%	2.55%(b	)	(17.06)%	0.19%	171.05%

-	$9.41	(31.46)%	$33	23.58%	2.64%(b	)	(20.28)%	0.66%	168.42%

(0.22)	$11.48	9.65%	$7	116.70%	1.43%(b	)	(115.50)%	(0.23)%	62.44%
(0.13)	$10.68	14.78%	$6	106.17%	1.27%(b	)	(103.60)%	1.30%	171.05%

-	$9.48	(30.95)%	$5	77.18%	1.37%(b	)	(74.04)%	1.77%	168.42%

(0.16)	$11.45	9.32%	$799	4.08%	1.83%(b	)	(2.94)%	(0.69)%	62.44%
(0.05)	$10.63	14.11%	$543	5.89%	1.82%(b	)	(3.41)%	0.66%	171.05%
(2.44)	$9.38	(41.53)%	$412	2.94%	1.88%(b	)	(0.82)%	0.24%	168.42%
(0.03)	$18.72	42.38%	$973	3.26%	1.85%(b	)	0.24%	1.65%	130.84%

-	$13.18	(2.66)%	$24	25.78%	1.81%(b	)	(23.09)%	0.88%	159.51%

Financial Highlights 25

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Europe Fund
Class S
Period Ended March 31, 2010	$12.28	0.07	0.48	0.55	(0.11)	-
Year Ended September 30, 2009	$13.23	0.15	(0.79)	(0.64)	(0.31)	-
Year Ended September 30, 2008	$24.04	0.36	(8.21)	(7.85)	(0.21)	(2.75)
Year Ended September 30, 2007	$18.82	0.21	5.33	5.54	(0.05)	(0.27)
Year Ended September 30, 2006	$15.68	0.20	3.80	4.00	-	(0.86)
Year Ended September 30, 2005	$12.03	0.07	3.58	3.65	-	-
Class I
Period Ended March 31, 2010	$12.27	0.04	0.51	0.55	(0.07)	-
Year Ended September 30, 2009	$13.18	0.07	(0.71)	(0.64)	(0.26)	-
January 25, 2008 (inception) to September 30, 2008	$17.91	0.33	(5.06)	(4.73)	-	-
Class C
Period Ended March 31, 2010	$12.15	(0.01)	0.48	0.47	(0.03)	-
Year Ended September 30, 2009	$13.12	0.07	(0.80)	(0.73)	(0.24)	-
January 25, 2008 (inception) to September 30, 2008	$17.91	0.07	(4.86)	(4.79)	-	-
Class Z
Period Ended March 31, 2010	$12.30	0.07	0.49	0.56	(0.14)	-
Year Ended September 30, 2009	$13.24	0.19	(0.81)	(0.62)	(0.32)	-
January 25, 2008 (inception) to September 30, 2008	$17.91	0.36	(5.03)	(4.67)	-	-
Class A
Period Ended March 31, 2010	$12.30	0.05	0.47	0.52	(0.07)	-
Year Ended September 30, 2009	$13.14	0.12	(0.75)	(0.63)	(0.21)	-
Year Ended September 30, 2008	$23.91	0.26	(8.17)	(7.91)	(0.11)	(2.75)
Year Ended September 30, 2007	$18.79	0.15	5.28	5.43	(0.04)	(0.27)
May 31, 2006 (inception) to September 30, 2006	$18.40	(0.02)	0.41	0.39	-	-

The accompanying notes are an integral part of the financial statements.

26 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(d)			net assets(d)
					After			After
				Before	contractual		Before	contractual
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(a)

(0.11)	$12.72	4.51%	$53,223	1.51%	1.51%		1.05%	1.05%	57.10%
(0.31)	$12.28	(4.13)%	$56,681	1.57%	1.57%		1.52%	1.52%	129.97%
(2.96)	$13.23	(36.83)%	$84,320	1.35%	1.35%		1.89%	1.89%	181.83%
(0.32)	$24.04	29.69%	$139,069	1.35%	1.35%		0.97%	0.97%	133.36%
(0.86)	$18.82	27.09%	$105,409	1.51%	1.51%		1.13%	1.13%	100.62%
-	$15.68	30.34%	$23,243	1.85%	N/A		0.51%	N/A	153.55%

(0.07)	$12.75	4.25%	$4	429.88%	1.80%(b	)	(427.37)%	0.71%	57.10%
(0.26)	$12.27	(4.34)%	$4	182.13%	1.82%(b	)	(179.63)%	0.68%	129.97%

-	$13.18	(26.41)%	$16	26.07%	1.83%(b	)	(21.42)%	2.82%	181.83%

(0.03)	$12.59	3.88%	$81	42.39%	2.55%(b	)	(39.95)%	(0.11)%	57.10%
(0.24)	$12.15	(5.04)%	$22	75.12%	2.57%(b	)	(71.83)%	0.72%	129.97%

-	$13.12	(26.74)%	$16	51.24%	2.58%(b	)	(48.03)%	0.63%	181.83%

(0.14)	$12.72	4.56%	$4	196.78%	1.36%(b	)	(194.23)%	1.19%	57.10%
(0.32)	$12.30	(3.89)%	$4	160.63%	1.29%(b	)	(157.36)%	1.98%	129.97%

-	$13.24	(26.07)%	$4	92.86%	1.32%(b	)	(88.52)%	3.02%	181.83%

(0.07)	$12.75	4.28%	$150	11.85%	1.80%(b	)	(9.27)%	0.78%	57.10%
(0.21)	$12.30	(4.32)%	$159	11.15%	1.82%(b	)	(8.08)%	1.25%	129.97%
(2.86)	$13.14	(37.17)%	370	4.36%	1.83%(b	)	(1.18)%	1.35%	181.83%
(0.31)	$23.91	29.14%	$666	2.43%	1.84%(b	)	0.09%	0.69%	133.36%

-	$18.79	2.12%	$30	33.40%	1.84%(b	)	(31.86)%	(0.30)%	100.62%

Financial Highlights 27

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON International Equity Fund
Class S
Period Ended March 31, 2010	$11.27	0.05	0.83	0.88	(0.21)	-
Year Ended September 30, 2009	$10.84	0.13	0.30	0.43	-	-
January 25, 2008 (inception) to September 30, 2008	$15.25	0.20	(4.61)	(4.41)	-	-
Class I
Period Ended March 31, 2010	$10.97	0.03	0.80	0.83	(0.16)	-
Year Ended September 30, 2009	$10.71	0.05	0.37	0.42	(0.16)	-
Year Ended September 30, 2008	$20.09	0.22	(7.48)	(7.26)	(0.13)	(1.99)
Year Ended September 30, 2007	$14.94	0.18	5.63	5.81	- (c)	(0.66)
Year Ended September 30, 2006	$12.91	0.09	2.57	2.66	(0.01)	(0.62)
Year Ended September 30, 2005	$10.59	0.04	3.25	3.29	-	(0.97)
Class C
Period Ended March 31, 2010	$10.40	(0.01)	0.76	0.75	(0.10)	-
Year Ended September 30, 2009	$10.10	- (c)	0.36	0.36	(0.06)	-
Year Ended September 30, 2008	$19.09	0.07	(7.07)	(7.00)	- (c)	(1.99)
Year Ended September 30, 2007	$14.36	- (c)	5.39	5.39	-	(0.66)
Year Ended September 30, 2006	$12.53	(0.03)	2.48	2.45	-	(0.62)
Year Ended September 30, 2005	$10.55	(0.14)	3.09	2.95	-	(0.97)
Class Z
Period Ended March 31, 2010	$11.13	0.05	0.82	0.87	(0.21)	-
Year Ended September 30, 2009	$10.87	0.11	0.35	0.46	(0.20)	-
Year Ended September 30, 2008	$20.34	0.22	(7.53)	(7.31)	(0.17)	(1.99)
Year Ended September 30, 2007	$15.07	0.20	5.73	5.93	-	(0.66)
Year Ended September 30, 2006	$13.00	0.09	2.63	2.72	(0.03)	(0.62)
Year Ended September 30, 2005	$10.60	0.06	3.31	3.37	-	(0.97)
Class A
Period Ended March 31, 2010	$11.07	0.02	0.81	0.83	(0.17)	-
Year Ended September 30, 2009	$10.78	0.06	0.37	0.43	(0.14)	-
Year Ended September 30, 2008	$20.24	0.18	(7.52)	(7.34)	(0.13)	(1.99)
Year Ended September 30, 2007	$15.06	0.17	5.67	5.84	-	(0.66)
May 31, 2006 (inception) to September 30, 2006	$15.17	0.03	(0.14)	(0.11)	-	-
Class Q
Period Ended March 31, 2010	$11.11	0.05	0.81	0.86	(0.20)	-
Year Ended September 30, 2009	$10.86	0.10	0.35	0.45	(0.20)	-
January 28, 2008 (inception) to September 30, 2008	$15.44	0.23	(4.81)	(4.58)	-	-

(x)	Calculated using the average share method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Not annualized.
(b)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including interest expense.
(c)	Amount less than $0.005.
(d)	Annualized for periods less than a year.
(e)	The ratio of expenses to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.29%, 1.73%, 2.52%, 1.25%, 1.76% and 1.37% for Class S, Class I, Class C, Class Z, Class A and Class Q, respectively.
(f)	The ratio of net investment income/(loss) to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.47%, 0.62%, (0.01%), 1.25%, 0.74% and 1.15% for Class S, Class I, Class C, Class Z, Class A and Class Q, respectively.
The accompanying notes are an integral part of the financial statements.

28 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(d)			net assets(d)
					After			After
				Before	contractual		Before	contractual
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer		Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings		turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit		rate(a)

(0.21)	$11.94	7.89%	$35,953	1.34%	1.34%(b	)	0.89%	0.89%		63.29%
-	$11.27	3.97%	$35,748	1.34%	1.34%(b	)(e)	1.42%	1.42	%(f)	182.73%

-	$10.84	(28.92)%	$1,515	1.62%	1.62%(b	)	2.08%	2.08%		188.73%

(0.16)	$11.64	7.67%	$38,824	1.75%	1.75%(b	)	0.45%	0.45%		63.29%
(0.16)	$10.97	4.60%	$36,860	1.76%	1.76%(b	)(e)	0.59%	0.59	%(f)	182.73%
(2.12)	$10.71	(39.85)%	$110,029	1.55%	1.55%(b	)	1.39%	1.39%		188.73%
(0.66)	$20.09	40.11%	$170,383	1.54%	1.54%(b	)	1.02%	1.03%		132.30%
(0.63)	$14.94	21.20%	$76,454	1.71%	1.71%(b	)	0.59%	0.59%		129.31%
(0.97)	$12.91	32.90%	$15,376	2.02%	1.97%		0.27%	0.32%		139.23%

(0.10)	$11.05	7.22%	$15,664	1.60%	1.60%(b	)	(0.21)%	(0.21)%		63.29%
(0.06)	$10.40	3.79%	$15,774	2.64%	2.55%(b	)(e)	(0.13)%	(0.04	)%(f)	182.73%
(1.99)	$10.10	(40.38)%	$22,194	2.44%	2.44%(b	)	0.47%	0.47%		188.73%
(0.66)	$19.09	38.74%	$29,274	2.57%	2.56%(b	)	(0.04)%	(0.03)%		132.30%
(0.62)	$14.36	20.09%	$13,899	2.76%	2.54%(b	)	(0.39)%	(0.18)%		129.31%
(0.97)	$12.53	29.56%	$1,622	4.52%	3.51%		(2.23)%	(1.22)%		139.23%

(0.21)	$11.79	7.94%	$21,310	1.41%	1.31%(b	)	0.85%	0.95%		63.29%
(0.20)	$11.13	5.16%	$29,437	1.43%	1.25%(b	)(e)	1.07%	1.25	%(f)	182.73%
(2.16)	$10.87	(39.66)%	$13,580	1.27%	1.27%(b	)	1.31%	1.31%		188.73%
(0.66)	$20.34	40.56%	$37,619	1.26%	1.26%(b	)	1.16%	1.16%		132.30%
(0.65)	$15.07	21.54%	$28,295	1.41%	1.40%(b	)	0.60%	0.61%		129.31%
(0.97)	$13.00	33.57%	$15,466	1.68%	1.68%		0.51%	0.51%		139.23%

(0.17)	$11.73	7.54%	$5,710	1.94%	1.80%(b	)	0.26%	0.40%		63.29%
(0.14)	$11.07	4.65%	$5,214	2.08%	1.80%(b	)(e)	0.42%	0.70	%(f)	182.73%
(2.12)	$10.78	(39.95)%	$7,001	1.73%	1.73%(b	)	1.17%	1.17%		188.73%
(0.66)	$20.24	39.97%	$6,744	1.70%	1.69%(b	)	0.98%	0.99%		132.30%

-	$15.06	(0.73)%	$88	19.13%	1.79%(b	)	(16.62)%	0.72%		129.31%

(0.20)	$11.77	7.86%	$8,743	1.37%	1.37%(b	)	0.83%	0.83%		63.29%
(0.20)	$11.11	4.97%	$8,690	1.41%	1.40%(b	)(e)	1.11%	1.12	%(f)	182.73%

-	$10.86	(29.66)%	$12,072	1.31%	1.31%(b	)	2.36%	2.36%		188.73%

Financial Highlights 29

Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares: Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares: Class S, Class I, Class C, Class Z, Class A, and Class Q. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 14 other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and

30 Notes to Financial Statements

mid-cap investing, including limited product lines, less liquidity, and small market share.

The International Equity Fund has a significant weighting in the Financial sector which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect that sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Notes to Financial Statements 31

Notes to Financial Statements (unaudited) (continued)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own

32 Notes to Financial Statements

assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in certain foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2010:

	Level 1	Level 2
	Investments	Investments
	in Securities	in Securities

ICON Asia-Pacific Region Fund
Common Stock
Hong Kong	$-	$16,923,539
Japan	-	13,397,318
Korea	-	11,512,114
Australia	-	5,056,977
Singapore	-	5,038,023
Thailand	-	4,558,056
Taiwan	-	4,385,284
India	-	3,606,440
Other Countries	-	3,853,319

Total	$-	$68,331,070

ICON Europe Fund
Common Stock
United Kingdom	$-	$11,236,275
Switzerland	-	8,239,372
France	-	5,995,428
Germany	-	5,028,577
Belgium	-	3,677,263
Netherlands	-	3,269,032
Other Countries	544,194	13,765,426
Short-Term Investments	-	1,448,430

Total	$544,194	$52,659,803

Notes to Financial Statements 33

Notes to Financial Statements (unaudited) (continued)

	Level 1	Level 2
	Investments	Investments
	in Securities	in Securities

ICON International Equity Fund
Common Stock
Hong Kong	$-	$18,934,878
Brazil	11,169,794	-
Korea	-	10,257,805
Switzerland	-	9,451,970
United Kingdom	-	9,298,458
Canada	8,233,052	-
Thailand	-	7,211,352
France	-	6,830,508
Other Countries	6,785,919	36,152,658
Short-Term Investments	-	1,045,029

Total	$26,188,765	$99,182,658

There were no Level 3 securities held in any of the Funds at March 31, 2010.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Derivatives

Each Fund may use derivatives for various purposes. The Funds’ use of derivatives for the period ended March 31, 2010 was limited to forward

34 Notes to Financial Statements

foreign currency contracts. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted	Location of Gain/(Loss) on Derivatives
for as hedging instruments	Recognized in Operations	Amount

Foreign exchange contracts
Foreign exchange risk
ICON Asia-Pacific Region Fund	Net realized gain/(loss) from	$(258,535)
ICON Europe Fund	foreign currency transactions	160,247
ICON International Equity Fund		16,447

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Operations

Derivatives not accounted	Location of Gain/(Loss) on Derivatives
for as hedging instruments	Recognized in Operations	Amount

Foreign exchange contracts
Foreign exchange risk
ICON Asia-Pacific Region Fund	Change in unrealized net appreciation/	$258,535
ICON Europe Fund	(depreciation) on investments and	(134,145)
ICON International Equity Fund	foreign currency translations	13,078

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended March 31, 2010.

The Funds value derivatives at fair value, as described below, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting even for derivatives employed as economic hedges.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the

Notes to Financial Statements 35

Notes to Financial Statements (unaudited) (continued)

currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. At March 31, 2010, the Funds did not have any outstanding forward foreign currency contracts.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral invested is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

The Funds did participate in securities lending throughout the period. However, as of March 31, 2010, the Funds did not have any securities on loan.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital

36 Notes to Financial Statements

gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In addition to the requirements of the United States of America’s Internal Revenue Code of 1986, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds that invest in Indian securities may accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. Any accrual will reduce a Fund’s NAV.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Notes to Financial Statements 37

Notes to Financial Statements (unaudited) (continued)

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses not disclosed on the Statement of Operations:

		Printing
		and
	Legal	Postage
Fund	Expense	Expense

ICON Asia-Pacific Region Fund
Class S	$4,478	$12,285
Class I	1	3
Class C	16	43
Class Z	0	1
Class A	35	97
ICON Europe Fund
Class S	2,434	8,494
Class I	0	1
Class C	2	6
Class Z	0	1
Class A	7	24
ICON International Equity Fund
Class S	1,650	3,329
Class I	1,787	3,605
Class C	737	1,486
Class Z	1,172	2,365
Class A	255	514
Class Q	408	824

38 Notes to Financial Statements

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class I	Class C	Class Z	Class A	Class Q

ICON Asia-Pacific Region Fund	-	1.80%	2.55%	1.55%	1.80%	N/A
ICON Europe Fund	-	1.80%	2.55%	1.55%	1.80%	N/A
ICON International Equity Fund	1.80%	1.80%	2.55%	1.55%	1.80%	1.55%

Effective January 25, 2010, the expense limitation for the Class Z shares of the Funds increased from 1.25% to 1.55%.

The Funds’ expense limitations will continue in effect until at least January 31, 2020. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2010 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2010	2011	2012	2013

ICON Asia-Pacific Region Fund	$2,348	$21,793	$43,146	$27,995
ICON Europe Fund	2,133	22,551	41,919	26,444
ICON International Equity Fund	-	-	61,349	21,426

Accounting, Custody and Transfer Agent Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the fund accounting agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

Notes to Financial Statements 39

Notes to Financial Statements (unaudited) (continued)

As of March 29, 2010, State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. Prior to March 29, 2010, Brown Brothers Harriman (“BBH”) was the custodian of the Trust’s investments. For its domestic custody services, the Trust paid BBH 0.0050% on the first $250 million of assets, 0.0040% on the second $250 million of assets and 0.0025% on domestic assets above $500 million, plus certain transaction charges. For foreign custody services, the Trust paid BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which results from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2010, the Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

As of March 1, 2010, ICON Advisers entered into a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust. Prior to March 1, 2010, Citi assisted ICON Advisers with the administration

40 Notes to Financial Statements

and business affairs of the Trust. ICON Advisers paid Citi an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class I and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2010, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the distribution amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON. For the period ended March 31, 2010, this amount was $3,296.

4. Borrowings

The Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2010, was 1.42%.

Average Borrowing
Fund	(10/1/09-3/31/10)

ICON Asia-Pacific Region Fund**	$4,663,460
ICON Europe Fund	74,099
ICON International Equity Fund	312,506

**Fund had outstanding borrowings as of March 31, 2010

Notes to Financial Statements 41

Notes to Financial Statements (unaudited) (continued)

Average borrowing is calculated using only the days there was a borrowing. It is not an annualized number.

5. Purchases and Sales of Investment Securities

For the period ended March 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

		Proceeds
	Purchases of	from Sales
	Securities	of Securities

ICON Asia-Pacific Region Fund	$52,838,188	$95,335,693
ICON Europe Fund	29,855,219	33,536,613
ICON International Equity Fund	78,943,787	91,041,985

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2009 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

For the year ended September 30, 2009 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Asia-Pacific Region Fund	$24,705,829	2017
ICON Europe Fund	28,735,751	2017
ICON International Equity Fund	65,091,860	2017

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2009, the Funds did not utilize any available capital loss carryforwards.

42 Notes to Financial Statements

For the year ended September 30, 2009, the Funds will elect to defer post October losses of:

Post October
Fund	Losses

ICON Asia-Pacific Region Fund	$11,502,533
ICON Europe Fund	32,662,480
ICON International Equity Fund	47,822,977

As of September 30, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

					Total
	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Accumulated	Capital and	Appreciation/	Earnings/
Fund	Income	Earnings	Other Losses	(Depreciation)**	(Deficit)

ICON Asia-Pacific Region Fund	$1,504,221	$1,504,221	$(36,208,362)	$15,088,622	$(19,615,519)
ICON Europe Fund	492,926	492,926	(61,398,231)	7,290,574	(53,614,731)
ICON International Equity Fund	1,796,643	1,796,643	(112,914,837)	20,667,080	(90,451,114)

*Differences between the book-basis and tax-basis unrealized appreciation/ (depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of March 31, 2010, cost for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Asia-Pacific Region Fund	$54,118,657	$14,452,188	$(239,775)	$14,212,413
ICON Europe Fund	47,839,221	6,554,023	(1,189,247)	5,364,776
ICON International Equity Fund	108,229,452	18,938,932	(1,796,961)	17,141,971

7. Subsequent Events

Management has evaluated subsequent events through May 25, 2010, the date of this report.

As of April 1, 2010, State Street is the fund accounting agent of the Trust’s investments. For its services, the Trust pays State Street 0.02% on the first $2 billion of net assets, 0.01% on net assets $2 billion to $3 billion and 0.005% on net assets in excess of $3 billion. Also, as of April 1, 2010, ICON Advisers entered into a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Notes to Financial Statements 43

Six Month Hypothetical Expense Example
March 31, 2010 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/09-3/31/10).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption

44 Expense Example

fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account Value	Account Value	During Period	Ratio
	10/1/09	3/31/10	10/1/09-3/31/10*	10/1/09-3/31/10

ICON Asia-Pacific Region Fund
Class S
Actual Expenses	$1,000.00	$1,094.20	$7.88	1.51%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.40	7.59
Class I
Actual Expenses	1,000.00	1,093.40	9.66	1.85%
Hypothetical Example
(5% return before expenses)	1,000.00	1,015.71	9.30
Class C
Actual Expenses	1,000.00	1,089.40	13.54	2.60%
Hypothetical Example
(5% return before expenses)	1,000.00	1,011.97	13.04
Class Z
Actual Expenses	1,000.00	1,096.50	7.47	1.43%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.80	7.19
Class A
Actual Expenses	1,000.00	1,093.20	9.55	1.83%
Hypothetical Example
(5% return before expenses)	1,000.00	1,015.81	9.20
ICON Europe Fund
Class S
Actual Expenses	1,000.00	1,045.10	7.70	1.51%
Hypothetical Example
(5% return before expenses)	1,000.00	1,017.40	7.59
Class I
Actual Expenses	1,000.00	1,042.50	9.17	1.80%
Hypothetical Example
(5% return before expenses)	1,000.00	1,015.96	9.05
Class C
Actual Expenses	1,000.00	1,038.80	12.96	2.55%
Hypothetical Example
(5% return before expenses)	1,000.00	1,012.22	12.79

Expense Example 45

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account Value	Account Value	During Period	Ratio
	10/1/09	3/31/10	10/1/09-3/31/10*	10/1/09-3/31/10

Class Z
Actual Expenses	$1,000.00	$1,045.60	$6.94	1.36%
Hypothetical Example
(5% return before expenses)	1,000.00	1,018.15	6.84
Class A
Actual Expenses	1,000.00	1,042.80	9.17	1.80%
Hypothetical Example
(5% return before expenses)	1,000.00	1,015.96	9.05
ICON International Equity Fund
Class S
Actual Expenses	1,000.00	1,078.90	6.95	1.34%
Hypothetical Example
(5% return before expenses)	1,000.00	1,018.25	6.74
Class I
Actual Expenses	1,000.00	1,076.70	9.06	1.75%
Hypothetical Example
(5% return before expenses)	1,000.00	1,016.21	8.80
Class C
Actual Expenses	1,000.00	1,072.20	8.27	1.60%
Hypothetical Example
(5% return before expenses)	1,000.00	1,016.95	8.05
Class Z
Actual Expenses	1,000.00	1,079.40	6.79	1.31%
Hypothetical Example
(5% return before expenses)	1,000.00	1,018.40	6.59
Class A
Actual Expenses	1,000.00	1,075.40	9.31	1.80%
Hypothetical Example
(5% return before expenses)	1,000.00	1,015.96	9.05
Class Q
Actual Expenses	1,000.00	1,078.60	7.10	1.37%
Hypothetical Example
(5% return before expenses)	1,000.00	1,018.10	6.89

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

46 Expense Example

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconfunds.com on or about 15 days following each month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Other Information 47

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2010 Semiannual Report
ICON Sector Funds
Investment Update
(Unaudited)

ICON Consumer Discretionary Fund
ICON Energy Fund
ICON Financial Fund
ICON Healthcare Fund
ICON Industrials Fund
ICON Information Technology Fund
ICON Leisure and Consumer Staples Fund
ICON Materials Fund
ICON Telecommunication & Utilities Fund

1-800-764-0442 ï www.iconfunds.com

SAR-SECT-10, B56418

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

About This Report (Unaudited)	2

Schedules of Investments (Unaudited)
ICON Consumer Discretionary Fund	4
ICON Energy Fund	6
ICON Financial Fund	8
ICON Healthcare Fund	10
ICON Industrials Fund	12
ICON Information Technology Fund	14
ICON Leisure and Consumer Staples Fund	16
ICON Materials Fund	18
ICON Telecommunication & Utilities Fund	20

Financial Statements (Unaudited)	22

Financial Highlights (Unaudited)	32

Notes to Financial Statements (Unaudited)	36

Six-Month Hypothetical Expense Example (Unaudited)	51

Other Information (Unaudited)	54

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund results shown, unless otherwise indicated, are at net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2010, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment, and the Technology sector has been among the most volatile in the market. Investments in

2 About This Report

foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

About This Report 3

ICON Consumer Discretionary Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (85.8%)
6,000	America’s Car-Mart, Inc.†	$144,720
4,800	Arbitron, Inc.	127,968
1,200	AutoZone, Inc.†	207,708
4,800	Bed Bath & Beyond, Inc.†	210,048
1,500	Buffalo Wild Wings, Inc.†	72,165
3,700	Darden Restaurants, Inc.	164,798
6,300	DeVry, Inc.	410,760
4,800	Dollar Tree, Inc.†	284,256
10,000	Family Dollar Stores, Inc.	366,100
2,500	Genuine Parts Co.	105,600
9,800	Home Depot, Inc.	317,030
2,700	ITT Educational Services, Inc.†	303,696
6,800	JOS A. Bank Clothiers, Inc.†	371,620
8,600	Lowe’s Cos., Inc.	208,464
3,000	McDonald’s Corp.	200,160
5,700	Monro Muffler Brake, Inc.	203,832
10,600	Newell Rubbermaid, Inc.	161,120
9,720	Nike, Inc., Class B	714,420
6,000	Nu Skin Enterprises, Inc., Class A	174,600
6,300	Omnicom Group, Inc.	244,503
3,100	Ross Stores, Inc.	165,757
8,400	Snap-on, Inc.	364,056
2,150	Staples, Inc.	50,289
1,300	Strayer Education, Inc.	316,576
18,700	Target Corp.	983,620
6,900	The Walt Disney Co.	240,879
2,800	Thor Industries, Inc.	84,588
4,800	Time Warner, Inc.	150,096
18,300	TJX Cos., Inc.	778,116
4,300	Tractor Supply Co.	249,615
2,600	V.F. Corp.	208,390
6,000	Wolverine World Wide, Inc.	174,960

Total Common Stocks (Cost $6,971,941)		8,760,510

Short-Term Investment (16.1%)
$1,646,191	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	1,646,191

Total Short-Term Investments (Cost $1,646,191)		1,646,191
Total Investments 101.9% (Cost $8,618,132)		10,406,701
Liabilities Less Other Assets (1.9)%		(197,550)

Net Assets 100.0%		$10,209,151

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

4 Schedule of Investments

ICON Consumer Discretionary Fund
Industry Composition
March 31, 2010 (Unaudited)

General Merchandise Stores	16.0%
Apparel Retail	12.9%
Education Services	10.1%
Footwear	8.7%
Automotive Retail	5.5%
Home Improvement Retail	5.1%
Restaurants	4.3%
Movies & Entertainment	3.8%
Advertising	3.7%
Industrial Machinery	3.6%
Specialty Stores	2.9%
Homefurnishing Retail	2.1%
Apparel, Accessories & Luxury Goods	2.0%
Personal Products	1.7%
Housewares & Specialties	1.6%
Distributors	1.0%
Automobile Manufacturers	0.8%

85.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund
Sector Composition
March 31, 2010 (Unaudited)

Consumer Discretionary	80.5%
Industrials	3.6%
Leisure and Consumer Staples	1.7%

85.8%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 5

ICON Energy Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (94.4%)
316,100	Alliance Resource Partners, L.P.	$13,247,751
185,800	Alpha Natural Resources, Inc.†	9,269,562
178,300	Apache Corp.	18,097,450
175,300	Atwood Oceanics, Inc.†	6,070,639
188,100	Baker Hughes, Inc.	8,810,604
261,300	BP PLC, ADR	14,912,391
224,900	Cameron International Corp.†	9,639,214
156,400	Canadian Natural Resources Ltd.	11,579,856
871,700	Chevron Corp.	66,101,011
40,100	CNOOC Ltd., ADR	6,619,708
1,035,300	ConocoPhillips	52,976,301
172,200	Consol Energy, Inc.	7,346,052
137,100	EOG Resources, Inc.	12,742,074
428,100	Exxon Mobil Corp.	28,674,138
450,700	Frontier Oil Corp.	6,084,450
906,200	General Electric Co.	16,492,840
439,500	Halliburton Co.	13,242,135
218,400	Hess Corp.	13,660,920
250,700	Holly Corp.	6,997,037
267,300	KBR, Inc.	5,923,368
317,100	Massey Energy Co.	16,581,159
135,200	Matrix Service Co.†	1,454,752
292,400	McDermott International, Inc.†	7,871,408
267,600	National Oilwell Varco, Inc.	10,859,208
214,200	Nicor, Inc.	8,979,264
177,900	Noble Corp.†	7,439,778
83,600	Noble Energy, Inc.	6,102,800
469,700	Occidental Petroleum Corp.	39,708,438
190,500	ONEOK, Inc.	8,696,325
154,100	Peabody Energy Corp.	7,042,370
36,200	PetroChina Co. Ltd., ADR	4,243,364
155,500	Pride International, Inc.†	4,682,105
557,500	Schlumberger Ltd.	35,378,950
484,500	Ship Finance International Ltd.	8,604,720
98,900	Siemens AG, ADR	9,887,033
255,700	Southern Union Co.	6,487,109
208,400	Southwest Gas Corp.	6,235,328
288,000	Spectra Energy Corp.	6,488,640
202,300	Sunoco, Inc.	6,010,333
72,300	Transocean Ltd.†	6,245,274
172,400	UGI Corp.	4,575,496
590,200	Valero Energy Corp.	11,626,940
387,900	World Fuel Services Corp.	10,333,656

Total Common Stocks (Cost $537,643,909)		564,021,951

Short-Term Investment (5.4%)
$32,216,594	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	32,216,594

Total Short-Term Investments (Cost $32,216,594)		32,216,594
Total Investments 99.8% (Cost $569,860,503)		596,238,545
Other Assets Less Liabilities 0.2%		1,116,110

Net Assets 100.0%		$597,354,655

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

6 Schedule of Investments

ICON Energy Fund
Industry Composition
March 31, 2010 (Unaudited)

Integrated Oil & Gas	36.9%
Oil & Gas Equipment & Services	13.3%
Oil & Gas Exploration & Production	9.2%
Coal & Consumable Fuels	8.9%
Oil & Gas Refining & Marketing	6.9%
Industrial Conglomerates	5.7%
Gas Utilities	4.8%
Oil & Gas Drilling	4.1%
Oil & Gas Storage & Transportation	3.6%
Construction & Engineering	1.0%

94.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Sector Composition
March 31, 2010 (Unaudited)

Energy	82.9%
Industrials	6.7%
Telecommunication & Utilities	4.8%

94.4%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 7

ICON Financial Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (98.6%)
89,800	Advance America Cash Advance Centers, Inc.	$522,636
54,500	Aflac, Inc.	2,958,805
54,500	American Express Credit Co.	2,248,670
24,500	Ameriprise Financial, Inc.	1,111,320
130,156	Apollo Investment Corp.	1,656,886
30,500	Assured Guaranty, Ltd.	670,085
14,000	Banco de Chile, ADR	810,040
206,900	Bank of America Corp.	3,693,165
42,000	Bank of New York Mellon Corp.	1,296,960
29,800	BB&T Corp.	965,222
36,600	Cash America International, Inc.	1,444,968
235,200	Citigroup, Inc.†	952,560
10,100	Credicorp, Ltd.	890,618
65,900	Dime Community Bancshares	832,317
35,700	Dollar Financial Corp.†	858,942
62,800	Ezcorp, Inc., Class A†	1,293,680
47,200	First Cash Financial Services, Inc.†	1,018,104
53,200	First Niagara Financial Group, Inc.	756,504
26,700	Genworth Financial, Inc., Class A†	489,678
45,700	Hartford Financial Services Group	1,298,794
30,600	JPMorgan Chase & Co.	1,369,350
25,100	Lincoln National Corp.	770,570
29,800	Loews Corp.	1,110,944
12,900	M&T Bank Corp.	1,024,002
13,000	MetLife, Inc.	563,420
22,400	NASDAQ OMX Group, Inc.†	473,088
33,400	New York Community Bancorp, Inc.	552,436
18,100	NYSE Euronext	535,941
22,400	PNC Financial Services Group, Inc.	1,337,280
8,500	Portfolio Recovery Associates, Inc.†	466,395
19,600	Protective Life Corp.	431,004
45,000	Prudential Financial, Inc.	2,722,500
16,200	Reinsurance Group of America, Inc.	850,824
29,200	StanCorp Financial Group, Inc.	1,390,796
16,400	Sun Life Financial, Inc.	526,932
25,600	The Allstate Corp.	827,136
9,500	Transatlantic Holdings, Inc.	501,600
25,500	Travelers Cos., Inc.	1,375,470
101,900	U.S. Bancorp	2,637,172
6,100	Visa, Inc., Class A	555,283
42,300	Washington Federal, Inc.	859,536
175,300	Wells Fargo & Co.	5,455,336
18,500	Willis Group Holdings PLC	578,865
63,400	Wilmington Trust Corp.	1,050,538
23,100	World Acceptance Corp.†	833,448

Total Common Stocks (Cost $43,702,146)		54,569,820

8 Schedule of Investments

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Call Option Purchased (0.2%)
JPMorgan Chase & Co., June 2010, $44.00	350	$95,375

Total Call Options Purchased (Cost $112,904)		95,375

Principal Amount		Value

Short-Term Investment (0.8%)
$458,827	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	$458,827

Total Short-Term Investments (Cost $458,827)		458,827
Total Investments 99.6% (Cost $44,273,877)		55,124,022
Other Assets Less Liabilities 0.4%		221,711

Net Assets 100.0%		$55,345,733

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

ICON Financial Fund
Industry Composition
March 31, 2010 (Unaudited)

Diversified Banks	17.7%
Life & Health Insurance	16.9%
Consumer Finance	14.9%
Other Diversified Financial Services	10.9%
Regional Banks	7.9%
Asset Management & Custody Banks	7.3%
Thrifts & Mortgage Finance	5.4%
Multi-line Insurance	5.2%
Property & Casualty Insurance	5.2%
Specialized Finance	2.7%
Reinsurance	2.4%
Insurance Brokers	1.1%
Data Processing & Outsourced Services	1.0%

98.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund
Sector Composition
March 31, 2010 (Unaudited)

Financial	97.6%
Information Technology	1.0%

98.6%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 9

ICON Healthcare Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (99.3%)
150,700	Abbott Laboratories	$7,938,876
65,200	Aetna, Inc.	2,289,172
14,200	Amedisys, Inc.†	784,124
164,400	AmerisourceBergen Corp.	4,754,448
111,900	Amgen, Inc.†	6,687,144
11,100	Bayer AG, ADR	750,915
20,700	Becton Dickinson and Co.	1,629,711
36,800	Biogen Idec, Inc.†	2,110,848
194,300	Bristol-Myers Squibb Co.	5,187,810
103,700	Cardinal Health, Inc.	3,736,311
77,000	Catalyst Health Solutions, Inc.†	3,186,260
53,700	Celgene Corp.†	3,327,252
22,000	Cephalon, Inc.†	1,491,160
96,500	CIGNA Corp.	3,529,970
24,300	Covidien PLC	1,221,804
91,100	Eli Lilly & Co.	3,299,642
35,700	Express Scripts, Inc.†	3,632,832
56,200	Forest Laboratories, Inc.†	1,762,432
42,300	Genzyme Corp.†	2,192,409
82,400	Gilead Sciences, Inc.†	3,747,552
28,500	Humana, Inc.†	1,332,945
171,200	Johnson & Johnson, Inc.	11,162,240
107,400	Kendle International, Inc.†	1,877,352
36,200	Laboratory Corp. of America Holdings†	2,740,702
50,000	LHC Group, Inc.†	1,676,500
40,200	Lincare Holdings, Inc.†	1,804,176
59,600	McKesson Corp.	3,916,912
48,900	Medco Health Solutions, Inc.†	3,156,984
156,500	Medicis Pharmaceutical Corp., Class A	3,937,540
22,200	Mednax, Inc.†	1,291,818
70,800	Medtronic, Inc.	3,188,124
399,000	Merck & Co., Inc.	14,902,650
72,100	Mylan, Inc.†	1,637,391
24,200	Novartis AG, ADR	1,309,220
55,900	Omnicare, Inc.	1,581,411
174,100	Par Pharmaceutical Cos., Inc.†	4,317,680
88,800	Patterson Cos., Inc.	2,757,240
35,000	Perrigo Co.	2,055,200
867,700	Pfizer, Inc.	14,881,055
23,900	Quest Diagnostics, Inc.	1,393,131
29,300	Stryker Corp.	1,676,546
25,100	Thermo Fisher Scientific, Inc.†	1,291,144
68,200	UnitedHealth Group, Inc.†	2,228,094
32,500	Varian Medical Systems, Inc.†	1,798,225
128,000	Watson Pharmaceuticals, Inc.†	5,346,560
36,600	WellPoint, Inc.†	2,356,308

Total Common Stocks (Cost $135,668,968)		158,877,820

10 Schedule of Investments

Principal Amount		Value

Short-Term Investment (0.6%)
$922,628	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	$922,628

Total Short-Term Investments (Cost $922,628)		922,628
Total Investments 99.9% (Cost $136,591,596)		159,800,448
Other Assets Less Liabilities 0.1%		182,069

Net Assets 100.0%		$159,982,517

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

ICON Healthcare Fund
Industry Composition
March 31, 2010 (Unaudited)

Pharmaceuticals	49.1%
Health Care Services	13.3%
Biotechnology	12.2%
Health Care Distributors	9.5%
Managed Health Care	7.3%
Health Care Equipment	5.9%
Life Sciences Tools & Services	2.0%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund
Sector Composition
March 31, 2010 (Unaudited)

Health Care	99.3%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 11

ICON Industrials Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (95.8%)
40,000	3M Co.	$3,342,800
15,000	A-Power Energy Generation Systems Ltd.†	160,800
25,000	Alaska Air Group, Inc.†	1,030,750
10,000	Alliant Techsystems, Inc.†	813,000
10,300	AMETEK, Inc.	427,038
20,000	ATC Technology Corp.†	343,200
10,000	Canadian National Railway Co.	605,900
40,000	Caterpillar, Inc.	2,514,000
20,000	Cintas Corp.	561,800
15,000	Cooper Industries PLC	719,100
30,000	CSX Corp.	1,527,000
20,000	Danaher Corp.	1,598,200
25,000	Deere & Co.	1,486,500
10,000	Dover Corp.	467,500
10,000	Emerson Electric Co.	503,400
10,000	Equifax, Inc.	358,000
10,000	GATX Corp.	286,500
25,000	General Dynamics Corp.	1,930,000
650,000	General Electric Co.	11,830,000
10,000	Harsco Corp.	319,400
55,000	Honeywell International, Inc.	2,489,850
15,500	Hubbell, Inc., Class B	781,665
15,000	Illinois Tool Works, Inc.	710,400
50,000	JetBlue Airways Corp.†	279,000
15,000	KBR, Inc.	332,400
4,500	L-3 Communications Holdings, Inc.	412,335
6,700	MSC Industrial Direct Co., Class A	339,824
150,000	Navios Maritime Holdings, Inc.	996,000
40,000	Norfolk Southern Corp.	2,235,600
10,000	Northrop Grumman Corp.	655,700
15,000	Pall Corp.	607,350
10,000	Parker Hannifin Corp.	647,400
25,000	Raytheon Co.	1,428,000
60,000	Republic Airways Holdings, Inc.†	355,200
25,000	Republic Services, Inc.	725,500
25,000	Rockwell Collins, Inc.	1,564,750
20,000	Siemens AG, ADR	1,999,400
35,000	Skywest, Inc.	499,800
13,200	Snap-on, Inc.	572,088
21,800	SYKES Enterprises, Inc.†	497,912
14,300	Tetra Tech, Inc.†	329,472
40,000	Tyco International, Ltd.	1,530,000
25,000	Union Pacific Corp.	1,832,500
80,000	United Technologies Corp.	5,888,800
20,000	Waste Management, Inc.	688,600
24,100	Woodward Governor Co.	770,718
15,000	WW Grainger, Inc.	1,621,800

Total Common Stocks (Cost $54,943,294)		61,616,952

12 Schedule of Investments

Principal Amount		Value

Short-Term Investment (4.1%)
$2,615,858	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	$2,615,858

Total Short-Term Investments (Cost $2,615,858)		2,615,858
Total Investments 99.9% (Cost $57,559,152)		64,232,810
Other Assets Less Liabilities 0.1%		56,438

Net Assets 100.0%		$64,289,248

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

ICON Industrials Fund
Industry Composition
March 31, 2010 (Unaudited)

Industrial Conglomerates	29.1%
Aerospace & Defense	23.6%
Railroads	9.6%
Industrial Machinery	7.7%
Construction & Farm Machinery & Heavy Trucks	6.2%
Electrical Components & Equipment	5.0%
Trading Companies & Distributors	3.5%
Airlines	3.4%
Environmental & Facilities Services	2.7%
Marine	1.5%
Diversified Support Services	1.4%
Other Industries (each less than 1%)	2.1%

95.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund
Sector Composition
March 31, 2010 (Unaudited)

Industrials	95.8%

95.8%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 13

ICON Information Technology Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (99.2%)
57,800	Accenture PLC, Class A	$2,424,710
83,800	Amdocs Ltd.†	2,523,218
54,000	Apple, Inc.†	12,686,220
41,400	Automatic Data Processing, Inc.	1,841,058
49,000	Avnet, Inc.†	1,470,000
35,600	Check Point Software Technologies†	1,248,136
169,400	Cisco Systems, Inc.†	4,409,482
19,100	Cognizant Technology Solutions Corp., Class A†	973,718
42,600	Computer Sciences Corp.†	2,321,274
88,500	Convergys Corp.†	1,085,010
25,800	CSG Systems International, Inc.†	540,768
72,700	eBay, Inc.†	1,959,265
11,800	Google, Inc., Class A†	6,690,718
30,100	Hewitt Associates, Inc., Class A†	1,197,378
139,300	Hewlett-Packard Co.	7,403,795
73,200	International Business Machines Corp.	9,387,900
44,300	Lender Processing Services, Inc.	1,672,325
15,000	Mastercard, Inc., Class A	3,810,000
25,300	MAXIMUS, Inc.	1,541,529
495,000	Microsoft Corp.	14,488,650
171,400	Oracle Corp.	4,403,266
19,500	Sybase, Inc.†	909,090
53,500	TeleTech Holdings, Inc.†	913,780
44,000	Visa, Inc., Class A	4,005,320
48,200	Western Digital Corp.†	1,879,318

Total Common Stocks (Cost $71,534,171)		91,785,928

Short-Term Investment (1.0%)
$932,868	State Street Dollar Euro Time Deposit (USD), 0.01%, 04/01/10	932,868

Total Short-Term Investments (Cost $932,868)		932,868
Total Investments 100.2% (Cost $72,467,039)		92,718,796
Liabilities Less Other Assets (0.2)%		(155,075)

Net Assets 100.0%		$92,563,721

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

14 Schedule of Investments

ICON Information Technology Fund
Industry Composition
March 31, 2010 (Unaudited)

Computer Hardware	31.9%
Systems Software	22.7%
Data Processing & Outsourced Services	18.8%
Internet Software & Services	9.3%
IT Consulting & Other Services	8.1%
Communications Equipment	4.8%
Computer Storage & Peripherals	2.0%
Technology Distributors	1.6%

99.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund
Sector Composition
March 31, 2010 (Unaudited)

Information Technology	99.2%

99.2%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 15

ICON Leisure and Consumer Staples Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (99.5%)
56,400	Altria Group, Inc.	$1,157,328
22,700	Avon Products, Inc.	768,849
6,800	Brown-Forman Corp., Class B	404,260
26,400	Campbell Soup Co.	933,240
13,500	Colgate-Palmolive Co.	1,151,010
25,400	ConAgra Foods, Inc.	636,778
15,400	Constellation Brands, Inc., Class A†	253,176
7,300	Corn Products International, Inc.	253,018
10,300	CVS Caremark Corp.	376,568
21,100	Diamond Foods, Inc.	887,044
35,300	DIRECTV, Class A†	1,193,493
17,500	Discovery Communications, Inc., Class A†	591,325
10,200	General Mills, Inc.	722,058
21,000	Herbalife Ltd.	968,520
9,900	J.M. Smucker Co.	596,574
18,900	Kellogg Co.	1,009,827
16,600	Kimberly-Clark Corp.	1,043,808
18,100	Kraft Foods, Inc., Class A	547,344
2,800	Lorillard, Inc.	210,672
48,300	Nu Skin Enterprises, Inc., Class A	1,405,530
34,300	PepsiCo, Inc.	2,269,288
22,400	Philip Morris International, Inc.	1,168,384
55,600	Procter & Gamble Co.	3,517,812
13,500	Reynolds American, Inc.	728,730
9,300	Ruddick Corp.	294,252
23,200	Safeway, Inc.	576,752
75,900	Sara Lee Corp.	1,057,287
28,100	Sysco Corp.	828,950
56,270	The Walt Disney Co.	1,964,386
22,875	Time Warner Cable, Inc.	1,219,466
42,766	Time Warner, Inc.	1,337,293
24,000	Unilever N.V., ADR	723,840
13,200	United Natural Foods, Inc.†	371,316
13,200	Universal Corp.	695,508
13,200	Viacom, Inc., Class B†	453,816
40,700	Wal-Mart Stores, Inc.	2,262,920
24,200	Walgreen Co.	897,577

Total Common Stocks (Cost $30,807,528)		35,477,999

Short-Term Investment (0.3%)
$114,530	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	114,530

Total Short-Term Investments (Cost $114,530)		114,530
Total Investments 99.8% (Cost $30,922,058)		35,592,529
Other Assets Less Liabilities 0.2%		58,017

Net Assets 100.0%		$35,650,546

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

16 Schedule of Investments

ICON Leisure and Consumer
Staples Fund
Industry Composition
March 31, 2010 (Unaudited)

Packaged Foods & Meats	20.0%
Household Products	16.0%
Tobacco	11.1%
Movies & Entertainment	10.5%
Personal Products	8.8%
Cable & Satellite	6.8%
Soft Drinks	6.4%
Hypermarkets & Super Centers	6.3%
Drug Retail	3.6%
Food Distributors	3.4%
Food Retail	2.4%
Distillers & Vintners	1.8%
Broadcasting	1.7%
Agricultural Products	0.7%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Leisure and Consumer
Staples Fund
Sector Composition
March 31, 2010 (Unaudited)

Leisure and Consumer Staples	80.5%
Consumer Discretionary	19.0%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 17

ICON Materials Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (96.8%)
30,000	Air Products & Chemicals, Inc.	$2,218,500
200,000	Alcoa, Inc.	2,848,000
21,300	AngloGold Ashanti Ltd., ADR	808,335
19,500	Ball Corp.	1,040,910
50,000	Barrick Gold Corp.	1,917,000
85,000	Bemis Co., Inc.	2,441,200
6,000	BHP Billiton Ltd., ADR	481,920
10,000	CF Industries Holdings, Inc.	911,800
10,000	CSX Corp.	509,000
245,000	Dow Chemical Co.	7,244,650
190,000	E.I. du Pont de Nemours & Co.	7,075,600
65,000	Ecolab, Inc.	2,856,750
15,000	FMC Corp.	908,100
100,000	Freeport-McMoRan Copper & Gold, Inc.	8,354,000
50,000	Gerdau Ameristeel Corp.†	391,500
25,000	International Flavors & Fragrances, Inc.	1,191,750
65,000	Lihir Gold Ltd., ADR	1,830,400
40,000	Lubrizol Corp.	3,668,800
100,000	Monsanto Co.	7,142,000
130,000	Navios Maritime Holdings, Inc.	863,200
200,000	Newmont Mining Corp.	10,186,000
10,000	Norfolk Southern Corp.	558,900
60,000	Nucor Corp.	2,722,800
25,000	Pactiv Corp.†	629,500
15,000	Potash Corp. of Saskatchewan, Inc.	1,790,250
55,000	Praxair, Inc.	4,565,000
30,000	Reliance Steel & Aluminum Co.	1,476,900
4,600	Rio Tinto PLC, ADR	1,088,958
100,000	RPM International, Inc.	2,134,000
25,000	Sigma-Aldrich Corp.	1,341,500
100,000	Steel Dynamics, Inc.	1,747,000
10,000	Union Pacific Corp.	733,000
15,000	Vale S.A., ADR	482,850
35,000	Valspar Corp.	1,031,800

Total Common Stocks (Cost $71,499,106)		85,191,873

Short-Term Investment (3.2%)
$2,851,159	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/10	2,851,159

Total Short-Term Investments (Cost $2,851,159)		2,851,159
Total Investments 100.0% (Cost $74,350,265)		88,043,032
Liabilities Less Other Assets 0.0%		(23,233)

Net Assets 100.0%		$88,019,799

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

18 Schedule of Investments

ICON Materials Fund
Industry Composition
March 31, 2010 (Unaudited)

Diversified Chemicals	17.3%
Gold	16.8%
Specialty Chemicals	13.9%
Diversified Metals & Mining	11.8%
Fertilizers & Agricultural Chemicals	11.2%
Industrial Gases	7.7%
Steel	7.2%
Aluminum	3.2%
Paper Packaging	2.8%
Railroads	2.0%
Metal & Glass Containers	1.9%
Marine	1.0%

96.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund
Sector Composition
March 31, 2010 (Unaudited)

Materials	93.8%
Industrials	3.0%

96.8%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 19

ICON Telecommunication & Utilities Fund
Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value

Common Stocks (99.3%)
9,500	AGL Resources, Inc.	$367,175
12,500	Ameren Corp.	326,000
8,600	America Movil S.A.B. de C.V., Series L, ADR	432,924
20,000	American Electric Power Co., Inc.	683,600
3,000	Aqua America, Inc.	52,710
135,100	AT&T, Inc.	3,490,984
10,800	Atmos Energy Corp.	308,556
30,000	Avista Corp.	621,300
10,000	Comcast Corp., Class A	188,200
20,000	Consolidated Edison, Inc.	890,800
27,500	Dominion Resources, Inc. of Virginia	1,130,525
20,000	DPL, Inc.	543,800
8,000	Edison International	273,360
20,000	Empire District Electric Co.	360,400
6,000	Entergy Corp.	488,100
30,000	Exelon Corp.	1,314,300
20,000	FirstEnergy Corp.	781,800
11,000	FPL Group, Inc.	531,630
6,900	Great Plains Energy, Inc.	128,133
3,000	Integrys Energy Group, Inc.	142,140
6,300	Northeast Utilities	174,132
7,500	NSTAR	265,650
6,200	Partner Communications Co. Ltd., ADR	140,058
20,000	PG&E Corp.	848,400
30,000	Portland General Electric Co.	579,300
30,000	PPL Corp.	831,300
20,000	Progress Energy, Inc.	787,200
12,000	Public Service Enterprise Group, Inc.	354,240
8,500	Rogers Communications, Inc., Class B	290,105
17,000	RWE AG, ADR	1,511,300
20,000	SCANA Corp.	751,800
15,000	Sempra Energy	748,500
30,000	SK Telecom Co. Ltd., ADR	517,800
10,000	South Jersey Industries, Inc.	419,900
50,000	Southern Co.	1,658,000
35,000	Southwest Gas Corp.	1,047,200
5,000	Unisource Energy Corp.	157,200
58,800	Verizon Communications, Inc.	1,823,976
7,500	Wisconsin Energy Corp.	370,575
50,000	Xcel Energy, Inc.	1,060,000

Total Common Stocks (Cost $27,461,835)		27,393,073
Total Investments 99.3% (Cost $27,461,835)		27,393,073
Other Assets Less Liabilities 0.7%		189,586

Net Assets 100.0%		$27,582,659

The accompanying notes are an integral part of the financial statements.

ADR	American Depositary Receipt

20 Schedule of Investments

ICON Telecommunication &
Utilities Fund
Industry Composition
March 31, 2010 (Unaudited)

Electric Utilities	33.7%
Multi-Utilities	32.7%
Integrated Telecommunication Services	19.3%
Gas Utilities	7.7%
Wireless Telecommunication Services	5.0%
Cable & Satellite	0.7%
Water Utilities	0.2%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Telecommunication &
Utilities Fund
Sector Composition
March 31, 2010 (Unaudited)

Telecommunication & Utilities	98.6%
Consumer Discretionary	0.7%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 21

Statements of Assets and Liabilities
March 31, 2010 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$8,618,132	$569,860,503	$44,273,877	$136,591,596

Investments, at value	10,406,701	596,238,545	55,124,022	159,800,448
Cash	48	–	178	12
Receivables:
Fund shares sold	32,894	2,013,245	14,400	204,924
Investments sold	–	–	1,111,117	–
Dividends	9,568	567,631	120,818	306,484
Foreign tax reclaims	–	–	962	–
Other assets	22,154	109,113	33,203	43,640

Total Assets	10,471,365	598,928,534	56,404,700	160,355,508

Liabilities
Payables:
Due to custodian bank	–	–	–	–
Investments purchased	215,517	–	950,514	–
Fund shares redeemed	12,126	921,272	39,722	149,283
Advisory fees	8,585	505,404	46,596	134,588
Fund accounting fees	255	14,990	1,390	3,939
Transfer agent fees	7,801	61,351	10,315	35,639
Administration fees	390	25,003	2,234	6,883
Trustee fees	258	16,143	1,569	4,178
Accrued expenses	17,282	29,716	6,627	38,481

Total Liabilities	262,214	1,573,879	1,058,967	372,991

Net Assets	$10,209,151	$597,354,655	$55,345,733	$159,982,517

Net Assets Consist of
Paid-in capital	$32,079,394	$626,567,665	$152,687,642	$162,981,750
Accumulated undistributed net investment income/(loss)	(50,488)	4,875,658	165,573	224,152
Accumulated undistributed net realized gain/(loss) from investment and foreign currency transactions	(23,608,324)	(60,466,861)	(108,357,627)	(26,432,237)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	1,788,569	26,378,193	10,850,145	23,208,852

Net Assets	$10,209,151	$597,354,655	$55,345,733	$159,982,517

Shares outstanding (unlimited shares authorized, no par value)	1,322,482	35,306,101	8,950,122	11,818,531
Net asset value (offering and redemption price per share)	$7.72	$16.92	$6.18	$13.54

The accompanying notes are an integral part of the financial statements.

22 Financial Statements

	ICON	ICON		ICON
ICON	Information	Leisure and	ICON	Telecommunication
Industrials	Technology	Consumer	Materials	& Utilities
Fund	Fund	Staples Fund	Fund	Fund

$57,559,152	$72,467,039	$30,922,058	$74,350,265	$27,461,835

64,232,810	92,718,796	35,592,529	88,043,032	27,393,073
181	526	105	89	213

60,012	120,281	12,944	68,127	30,189
–	–	–	–	313,492
117,992	25,220	102,531	132,242	72,733
–	–	–	–	–
28,916	38,906	22,820	30,534	23,495

64,439,911	92,903,729	35,730,929	88,274,024	27,833,195

–	–	–	–	82,202
–	–	–	–	–
70,094	214,970	36,749	132,404	125,215
53,802	79,243	30,261	75,094	23,448
1,589	2,348	887	2,212	690
17,920	21,337	8,611	23,685	12,538
2,615	3,867	1,430	3,573	1,045
1,787	2,961	949	3,180	836
2,856	15,282	1,496	14,077	4,562

150,663	340,008	80,383	254,225	250,536

$64,289,248	$92,563,721	$35,650,546	$88,019,799	$27,582,659

$102,207,956	$137,575,996	$41,242,739	$110,875,269	$39,682,480
255,982	(339,218)	190,519	183,908	305,744
(44,848,376)	(64,924,814)	(10,453,183)	(36,732,145)	(12,336,835)
6,673,686	20,251,757	4,670,471	13,692,767	(68,730)

$64,289,248	$92,563,721	$35,650,546	$88,019,799	$27,582,659

8,723,694	10,981,570	4,418,858	9,160,917	4,841,029
$7.37	$8.43	$8.07	$9.61	$5.70

Financial Statements 23

Statements of Operations
For the period ended March 31, 2010 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund
Investment Income
Interest	$216	$2,818	$58,907	$446
Dividends	69,724	7,771,399	566,457	1,109,243
Income from securities lending, net	919	202,951	54	28,429
Foreign taxes withheld	–	(77,915)	(21,106)	(7,211)

Total Investment Income	70,859	7,899,253	604,312	1,130,907

Expenses
Advisory fees	56,921	2,942,501	315,261	696,244
Fund accounting fees	1,684	87,651	9,327	20,560
Transfer agent fees	23,030	190,024	42,777	77,893
Administration fees	2,796	145,705	15,489	34,198
Registration fees	10,575	28,611	14,028	13,843
Insurance expense	1,455	37,235	5,154	8,081
Trustee fees and expenses	576	31,002	3,280	7,384
Interest expense	731	912	2,675	510
Other expenses	23,573	121,721	30,683	48,030

Net Expenses	121,341	3,585,362	438,674	906,743

Net Investment Income/(Loss)	(50,482)	4,313,891	165,638	224,164

Net realized gain/(loss) from investment transactions	2,243,902	80,633,225	13,368,235	6,908,891
Change in unrealized net appreciation/(depreciation) on investments and foreign currency translations	(395,923)	(79,740,328)	(11,250,181)	7,603,327

Net realized and unrealized gain/(loss) on investments	1,847,979	892,897	2,118,054	14,512,218

Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,797,497	$5,206,788	$2,283,692	$14,736,382

The accompanying notes are an integral part of the financial statements.

24 Financial Statements

		ICON
	ICON	Leisure and		ICON
ICON	Information	Consumer	ICON	Telecommunication
Industrials	Technology	Staples	Materials	& Utilities
Fund	Fund	Fund	Fund	Fund

$303	$1,001	$195	$210	$891
695,306	378,835	420,718	803,295	602,675
6,389	3,493	2,937	5,499	–
(1,654)	–	(344)	(6,807)	(397)

700,344	383,329	423,506	802,197	603,169

322,410	547,662	160,300	453,342	125,419
9,531	16,191	4,734	13,398	3,705
45,110	60,156	27,555	63,727	33,221
15,838	26,904	7,874	22,270	6,161
12,495	13,714	8,851	12,113	11,028
5,248	8,369	1,891	6,820	2,098
3,424	5,877	1,660	5,421	1,418
2,402	4,032	195	1,067	577
27,865	39,533	19,919	40,098	25,883

444,323	722,438	232,979	618,256	209,510

256,021	(339,109)	190,527	183,941	393,659

5,513,453	9,686,880	684,130	6,858,838	109,778
4,750,567	(1,228,867)	2,445,846	332,238	54,009

10,264,020	8,458,013	3,129,976	7,191,076	163,787

$10,520,041	$8,118,904	$3,320,503	$7,375,017	$557,446

Financial Statements 25

Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund
	Period Ended	Year Ended
	March 31,	September 30,
	2010 (unaudited)	2009
Operations
Net investment income/(loss)	$(50,482)	$44,840
Net realized gain/(loss) on investment transactions	2,243,902	(18,491,723)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	(395,923)	1,817,062

Net increase/(decrease) in net assets resulting from operations	1,797,497	(16,629,821)

Dividends and Distributions to Shareholders
Net investment income	(376,917)	-
Net realized gains	-	-

Net decrease from dividends and distributions	(376,917)	-

Fund Share Transactions
Shares sold	1,343,912	13,580,754
Reinvested dividends and distributions	370,245	-
Shares repurchased	(7,130,679)	(54,987,695)

Net Increase/(decrease) from fund share transactions	(5,416,522)	(41,406,941)

Total net increase/(decrease) in net assets	(3,995,942)	(58,036,762)
Net Assets
Beginning of period	14,205,093	72,241,855

End of period	$10,209,151	$14,205,093

Transactions in Fund Shares
Shares sold	186,033	2,740,834
Reinvested dividends and distributions	52,892	-
Shares repurchased	(996,746)	(10,713,665)

Net increase/(decrease)	(757,821)	(7,972,831)
Shares outstanding, beginning of period	2,080,303	10,053,134

Share outstanding, end of period	1,322,482	2,080,303

Accumulated undistributed net investment income/(loss)	$(50,488)	$376,911

The accompanying notes are an integral part of the financial statements.

26 Financial Statements

ICON Energy Fund		ICON Financial Fund
Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,
2010 (unaudited)	2009	2010 (unaudited)	2009

$4,313,891	$5,899,755	$165,638	$1,103,860
80,633,225	(139,817,254)	13,368,235	(54,834,145)

(79,740,328)	136,321,628	(11,250,181)	13,559,513

5,206,788	2,404,219	2,283,692	(40,170,772)

(7,077,474)	(1,993,032)	(1,136,088)	(3,381,427)
-	(134,183,715)	-	-

(7,077,474)	(136,176,747)	(1,136,088)	(3,381,427)

124,303,984	258,382,655	3,443,086	39,972,857
6,772,496	131,269,217	1,109,429	3,316,850
(92,406,366)	(187,961,116)	(32,421,673)	(45,844,802)

38,670,114	201,690,756	(27,869,158)	(2,555,095)

36,799,428	67,918,138	(26,721,554)	(46,107,294)

560,555,227	492,637,089	82,067,287	128,174,581

$597,354,655	$560,555,227	$55,345,733	$82,067,287

7,175,891	17,627,648	594,354	8,206,569
395,124	9,452,879	197,759	665,988
(5,395,926)	(12,157,086)	(5,597,344)	(10,111,073)

2,175,089	14,923,441	(4,805,231)	(1,238,516)
33,131,012	18,207,571	13,755,353	14,993,869

35,306,101	33,131,012	8,950,122	13,755,353

$4,875,658	$7,639,241	$165,573	$1,136,023

Financial Statements 27

Statements of Changes in Net Assets (continued)

	ICON Healthcare Fund
	Period Ended	Year Ended
	March 31,	September 30,
	2010 (unaudited)	2009
Operations
Net investment income/(loss)	$224,164	$914,721
Net realized gain/(loss) on investment transactions	6,908,891	(33,178,074)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	7,603,327	11,440,541

Net increase/(decrease) in net assets resulting from operations	14,736,382	(20,822,812)

Dividends and Distributions to Shareholders
Net investment income	(1,948,725)	-
Net realized gains	-	-

Net decrease from dividends and distributions	(1,948,725)	-

Fund Share Transactions
Shares sold	58,184,929	53,163,928
Reinvested dividends and distributions	1,861,774	-
Shares repurchased	(23,457,272)	(81,818,503)

Net Increase/(decrease) from fund share transactions	36,589,431	(28,654,575)

Total net increase/(decrease) in net assets	49,377,088	(49,477,387)
Net Assets
Beginning of period	110,605,429	160,082,816

End of period	$159,982,517	$110,605,429

Transactions in Fund Shares
Shares sold	4,480,380	4,715,316
Reinvested dividends and distributions	141,580	-
Shares repurchased	(1,799,553)	(7,587,615)

Net increase/(decrease)	2,822,407	(2,872,299)
Shares outstanding, beginning of period	8,996,124	11,868,423

Share outstanding, end of period	11,818,531	8,996,124

Accumulated undistributed net investment income/(loss)	$224,152	$1,948,713

The accompanying notes are an integral part of the financial statements.

28 Financial Statements

ICON Industrials Fund		ICON Information Technology Fund
Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,
2010 (unaudited)	2009	2010 (unaudited)	2009

$256,021	$998,537	$(339,109)	$(87,678)
5,513,453	(46,466,509)	9,686,880	(38,132,970)

4,750,567	14,292,207	(1,228,867)	26,383,720

10,520,041	(31,175,765)	8,118,904	(11,836,928)

(1,217,973)	(571,232)	(631,045)	-
-	-	-	-

(1,217,973)	(571,232)	(631,045)	-

2,788,967	12,347,790	8,557,707	38,997,763
1,207,851	567,022	623,163	-
(19,544,882)	(35,918,904)	(43,354,603)	(86,361,728)

(15,548,064)	(23,004,092)	(34,173,733)	(47,363,965)

(6,245,996)	(54,751,089)	(26,685,874)	(59,200,893)

70,535,244	125,286,333	119,249,595	178,450,488

$64,289,248	$70,535,244	$92,563,721	$119,249,595

412,340	2,275,832	1,052,339	6,873,275
180,008	102,149	76,838	-
(2,917,160)	(6,690,467)	(5,449,654)	(14,283,008)

(2,324,812)	(4,312,486)	(4,320,477)	(7,409,733)
11,048,506	15,360,992	15,302,047	22,711,780

8,723,694	11,048,506	10,981,570	15,302,047

$255,982	$1,217,934	$(339,218)	$630,936

Financial Statements 29

Statements of Changes in Net Assets (continued)

	ICON Leisure and Consumer Staples Fund
	Period Ended	Year Ended
	March 31,	September 30,
	2010 (unaudited)	2009
Operations
Net investment income/(loss)	$190,527	$181,167
Net realized gain/(loss) on investment transactions	684,130	(8,327,546)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	2,445,846	4,418,032

Net increase/(decrease) in net assets resulting from operations	3,320,503	(3,998,347)

Dividends and Distributions to Shareholders
Net investment income	(383,505)	-
Net realized gains	-	(9,922)

Net decrease from dividends and distributions	(383,505)	(9,922)

Fund Share Transactions
Shares sold	11,358,723	3,515,872
Reinvested dividends and distributions	379,975	9,724
Shares repurchased	(5,098,891)	(15,582,817)

Net Increase/(decrease) from fund share transactions	6,639,807	(12,057,221)

Total net increase/(decrease) in net assets	9,576,805	(16,065,490)
Net Assets
Beginning of period	26,073,741	42,139,231

End of period	$35,650,546	$26,073,741

Transactions in Fund Shares
Shares sold	1,473,552	590,330
Reinvested dividends and distributions	49,931	1,818
Shares repurchased	(668,224)	(2,747,313)

Net increase/(decrease)	855,259	(2,155,165)
Shares outstanding, beginning of period	3,563,599	5,718,764

Share outstanding, end of period	4,418,858	3,563,599

Accumulated undistributed net investment income/(loss)	$190,519	$383,497

The accompanying notes are an integral part of the financial statements.

30 Financial Statements

ICON Materials Fund		ICON Telecommunication & Utilities Fund
Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,
2010 (unaudited)	2009	2010 (unaudited)	2009

$183,941	$1,156,445	$393,659	$652,026

6,858,838	(32,865,783)	109,778	(4,189,899)

332,238	20,299,376	54,009	1,530,224

7,375,017	(11,409,962)	557,446	(2,007,649)

(1,039,736)	(860,270)	(595,082)	(1,742,486)
-	-	-	-

(1,039,736)	(860,270)	(595,082)	(1,742,486)

15,055,219	27,207,600	10,936,344	8,474,316
961,442	799,139	581,406	1,682,883
(29,359,921)	(39,231,148)	(6,444,104)	(14,195,858)

(13,343,260)	(11,224,409)	5,073,646	(4,038,659)

(7,007,979)	(23,494,641)	5,036,010	(7,788,794)

95,027,778	118,522,419	22,546,649	30,335,443

$88,019,799	$95,027,778	$27,582,659	$22,546,649

1,610,791	3,904,527	1,894,393	1,578,252
103,381	119,632	98,711	315,147
(3,193,465)	(5,464,404)	(1,132,220)	(2,695,138)

(1,479,293)	(1,440,245)	860,884	(801,739)
10,640,210	12,080,455	3,980,145	4,781,884

9,160,917	10,640,210	4,841,029	3,980,145

$183,908	$1,039,703	$305,744	$507,167

Financial Statements 31

Financial Highlights

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Consumer Discretionary Fund
Period Ended March 31, 2010	$6.83	(0.03)	1.20	1.17	(0.28)	-
Year Ended September 30, 2009	$7.19	0.01	(0.37)	(0.36)	-	-
Year Ended September 30, 2008	$12.79	- (c)	(2.61)	(2.61)	-	(2.99)
Year Ended September 30, 2007	$12.11	(0.04)	0.72	0.68	-	-
Year Ended September 30, 2006	$13.61	(0.06)	0.79	0.73	-	(2.23)
Year Ended September 30, 2005	$12.70	(0.08)	0.99	0.91	-	-
ICON Energy Fund
Period Ended March 31, 2010	$16.92	0.12	0.09	0.21	(0.21)	-
Year Ended September 30, 2009	$27.06	0.21	(2.41)	(2.20)	(0.12)	(7.82)
Year Ended September 30, 2008	$41.46	0.20	(4.82)	(4.62)	(0.11)	(9.67)
Year Ended September 30, 2007	$31.88	0.08	12.86	12.94	-	(3.36)
Year Ended September 30, 2006	$33.76	(0.06)	(0.89)	(0.95)	(0.08)	(0.85)
Year Ended September 30, 2005	$21.81	0.10	11.85	11.95	-	-
ICON Financial Fund
Period Ended March 31, 2010	$5.97	0.02	0.31	0.33	(0.12)	-
Year Ended September 30, 2009	$8.55	0.09	(2.43)	(2.34)	(0.24)	-
Year Ended September 30, 2008	$14.30	0.21	(4.29)	(4.08)	(0.14)	(1.53)
Year Ended September 30, 2007	$14.47	0.13	0.45	0.58	(0.15)	(0.60)
Year Ended September 30, 2006	$13.43	0.15	1.84	1.99	(0.09)	(0.86)
Year Ended September 30, 2005	$13.36	0.13	0.99	1.12	(0.03)	(1.02)
ICON Healthcare Fund
Period Ended March 31, 2010	$12.29	0.02	1.41	1.43	(0.18)	-
Year Ended September 30, 2009	$13.49	0.08	(1.28)	(1.20)	-	-
Year Ended September 30, 2008	$17.68	(0.02)	(2.65)	(2.67)	-	(1.52)
Year Ended September 30, 2007	$17.95	- (c)	1.19	1.19	-	(1.46)
Year Ended September 30, 2006	$17.94	(0.10)	0.38	0.28	-	(0.27)
Year Ended September 30, 2005	$13.70	(0.14)	4.42	4.28	-	(0.04)
ICON Industrials Fund
Period Ended March 31, 2010	$6.38	0.03	1.09	1.12	(0.13)	-
Year Ended September 30, 2009	$8.16	0.08	(1.82)	(1.74)	(0.04)	-
Year Ended September 30, 2008	$10.77	0.05	(2.32)	(2.27)	(0.01)	(0.33)
Year Ended September 30, 2007	$13.22	0.02	2.63	2.65	- (c)	(5.10)
Year Ended September 30, 2006	$12.70	(0.04)	0.97	0.93	-	(0.41)
Year Ended September 30, 2005	$10.52	(0.04)	2.22	2.18	-	-
ICON Information Technology Fund
Period Ended March 31, 2010	$7.79	(0.02)	0.70	0.68	(0.04)	-
Year Ended September 30, 2009	$7.86	(0.01)	(0.06)	(0.07)	-	-
Year Ended September 30, 2008	$11.02	(0.04)	(3.12)	(3.16)	-	-
Year Ended September 30, 2007	$8.72	(0.05)	2.35	2.30	-	-
Year Ended September 30, 2006	$8.70	(0.05)	0.07	0.02	-	-
Year Ended September 30, 2005	$7.90	(0.08)	0.88	0.80	-	-

The accompanying notes are an integral part of the financial statements.

32 Financial Highlights

and distributions							Ratio to net
Total				Net assets,	Ratio of		investment
dividends	Net asset			end of	expenses		income/(loss)		Portfolio
and	value, end	Total		period (in	to average		to average		turnover
distributions	of period	return		thousands)	net assets		net assets		rate

(0.28)	$7.72	17.56	%(a)	$10,209	2.13	%(b)	(0.89	)%(b)	44.29	%(a)
-	$6.83	(5.01)%		$14,205	1.63%		0.14%		200.23%
(2.99)	$7.19	(24.21)%		$72,242	1.38%		(0.04)%		218.32%
-	$12.79	5.62%		$94,477	1.30%		(0.31)%		144.89%
(2.23)	$12.11	6.20%		$110,792	1.32%		(0.46)%		173.83%
-	$13.61	7.17%		$169,422	1.25%		(0.57)%		157.94%

(0.21)	$16.92	1.21	%(a)	$597,355	1.21	%(b)	1.45	%(b)	109.09	%(a)
(7.94)	$16.92	(1.73)%		$560,555	1.24%		1.39%		186.47%
(9.78)	$27.06	(14.62)%		$492,637	1.16%		0.59%		119.87%
(3.36)	$41.46	43.64%		$816,075	1.17	%(d)	0.24	%(d)	54.75%
(0.93)	$31.88	(2.81)%		$788,366	1.17%		(0.16)%		22.86%
-	$33.76	54.79%		$1,008,958	1.21%		0.37%		27.51%

(0.12)	$6.18	5.66	%(a)	$55,346	1.39	%(b)	0.52	%(b)	63.97	%(a)
(0.24)	$5.97	(26.80)%		$82,067	1.42%		1.70%		194.00%
(1.67)	$8.55	(31.93)%		$128,175	1.22%		1.94%		220.83%
(0.75)	$14.30	3.84%		$200,089	1.21%		0.86%		93.04%
(0.95)	$14.47	15.53%		$368,614	1.20%		1.10%		153.47%
(1.05)	$13.43	8.29%		$210,883	1.26%		1.00%		170.75%

(0.18)	$13.54	11.66	%(a)	$159,983	1.30	%(b)	0.32	%(b)	43.28	%(a)
-	$12.29	(8.90)%		$110,605	1.37%		0.74%		105.75%
(1.52)	$13.49	(16.43)%		$160,083	1.25%		(0.12)%		61.44%
(1.46)	$17.68	7.17%		$473,287	1.20	%(d)	0.01	%(d)	24.56%
(0.27)	$17.95	1.56%		$646,202	1.19%		(0.55)%		61.37%
(0.04)	$17.94	31.39%		$682,759	1.22%		(0.82)%		47.88%

(0.13)	$7.37	17.81	%(a)	$64,289	1.38	%(b)	0.79	%(b)	26.92	%(a)
(0.04)	$6.38	(21.25)%		$70,535	1.37%		1.39%		96.24%
(0.34)	$8.16	(21.72)%		$125,286	1.25%		0.55%		143.40%
(5.10)	$10.77	28.73%		$155,739	1.27	%(d)	0.16	%(d)	125.44%
(0.41)	$13.22	7.49%		$106,015	1.24%		(0.30)%		89.38%
-	$12.70	20.72%		$216,636	1.24%		(0.34)%		67.25%

(0.04)	$8.43	8.81	%(a)	$92,564	1.32	%(b)	(0.62	)%(b)	33.06	%(a)
-	$7.79	(0.89)%		$119,250	1.38%		(0.09)%		89.87%
-	$7.86	(28.68)%		$178,450	1.24%		(0.41)%		171.22%
-	$11.02	26.38%		$266,965	1.23%		(0.49)%		78.66%
-	$8.72	0.23%		$241,988	1.25%		(0.61)%		155.39%
-	$8.70	10.13%		$220,073	1.29%		(0.91)%		152.16%

Financial Highlights 33

Financial Highlights (continued)

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Leisure and Consumer Staples Fund
Period Ended March 31, 2010	$7.32	0.05	0.78	0.83	(0.08)	-
Year Ended September 30, 2009	$7.37	0.04	(0.09)	(0.05)	-	- (c)
Year Ended September 30, 2008	$10.62	0.03	(1.60)	(1.57)	(0.13)	(1.55)
Year Ended September 30, 2007	$9.21	0.10	1.33	1.43	(0.02)	- (c)
Year Ended September 30, 2006	$11.96	(0.07)	(0.01)	(0.08)	-	(2.67)
Year Ended September 30, 2005	$14.51	(0.06)	0.94	0.88	-	(3.43)
ICON Materials Fund
Period Ended March 31, 2010	$8.93	0.02	0.76	0.78	(0.10)	-
Year Ended September 30, 2009	$9.81	0.11	(0.91)	(0.80)	(0.08)	-
Year Ended September 30, 2008	$15.39	0.08	(3.23)	(3.15)	(0.06)	(2.37)
Year Ended September 30, 2007	$11.67	0.08	5.10	5.18	(0.15)	(1.31)
Year Ended September 30, 2006	$11.30	0.09	1.09	1.18	(0.02)	(0.79)
Year Ended September 30, 2005	$9.05	0.03	2.23	2.26	(0.01)	-
ICON Telecommunication & Utilities Fund
Period Ended March 31, 2010	$5.66	0.09	0.09	0.18	(0.14)	-
Year Ended September 30, 2009	$6.34	0.14	(0.44)	(0.30)	(0.38)	-
Year Ended September 30, 2008	$9.20	0.14	(2.03)	(1.89)	(0.06)	(0.91)
Year Ended September 30, 2007	$7.66	0.10	2.18	2.28	(0.11)	(0.63)
Year Ended September 30, 2006	$8.28	0.13	0.37	0.50	(0.18)	(0.94)
Year Ended September 30, 2005	$6.61	0.14	1.61	1.75	(0.08)	-

(x)	Calculated using the average share method.
(a)	Not Annualized.
(b)	Annualized for periods less than a year.
(c)	Amount less than $0.005.
(d)	Ratios include transfer agent earnings credits received. These earnings credits reduced the net expense ratio and increased the net income ratio by 0.01%.

The accompanying notes are an integral part of the financial statements.

34 Financial Highlights

and distributions							Ratio to net
Total				Net assets,	Ratio of		investment
dividends	Net asset			end of	expenses		income/(loss)		Portfolio
and	value, end	Total		period (in	to Average		to average		turnover
distributions	of period	return		thousands)	net assets		net assets		rate

(0.08)	$8.07	11.42	%(a)	$35,651	1.45	%(b)	1.19	%(b)	39.09	%(a)
- (c)	$7.32	(0.64)%		$26,074	1.58%		0.72%		134.29%
(1.68)	$7.37	(17.40)%		$42,139	1.46%		0.31%		132.40%
(0.02)	$10.62	15.61%		$31,571	1.41%		1.02%		150.72%
(2.67)	$9.21	.11%		$68,136	1.54%		(0.70)%		215.75%
(3.43)	$11.96	5.01%		$47,410	1.30%		(0.45)%		271.72%

(0.10)	$9.61	8.83	%(a)	$88,020	1.36	%(b)	0.41	%(b)	40.31	%(a)
(0.08)	$8.93	(7.87)%		$95,028	1.40%		1.50%		134.88%
(2.43)	$9.81	(23.79)%		$118,522	1.26%		0.60%		111.26%
(1.46)	$15.39	48.63%		$131,321	1.33%		0.59%		109.10%
(0.81)	$11.67	11.17%		$135,097	1.30%		0.74%		176.89%
(0.01)	$11.30	25.04%		$99,569	1.31%		0.33%		128.01%

(0.14)	$5.70	3.03	%(a)	$27,583	1.67	%(b)	3.14	%(b)	69.52	%(a)
(0.38)	$5.66	(4.39)%		$22,547	1.70%		2.70%		90.27%
(0.97)	$6.34	(23.01)%		$30,335	1.35%		1.74%		102.65%
(0.74)	$9.20	31.60%		$109,509	1.33%		1.20%		154.99%
(1.12)	$7.66	7.56%		$119,762	1.38%		1.71%		209.50%
(0.08)	$8.28	26.70%		$120,651	1.26%		1.88%		112.91%

Financial Highlights 35

Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization

The ICON Consumer Discretionary Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Leisure and Consumer Staples Fund, ICON Materials Fund, and ICON Telecommunication & Utilities Fund are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a more diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

36 Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Notes to Financial Statements 37

Notes to Financial Statements (unaudited) (continued)

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in certain foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the

38 Notes to Financial Statements

Funds’ investments, based on the inputs used to determine their values on March 31, 2010:

	Level 1	Level 2
	Investments	Investments
Fund Name	in Securities	in Securities

ICON Consumer Discretionary Fund
Common Stock	$8,760,510	$-
Short-Term Investments	-	1,646,191

Total	$8,760,510	$1,646,191

ICON Energy Fund
Common Stock	$564,021,951	$-
Short-Term Investments	-	32,216,594

Total	$564,021,951	$32,216,594

ICON Financial Fund
Common Stock	$54,569,820	$-
Short-Term Investments	-	458,827
Call Option Purchased	95,375	-

Total	$54,665,195	$458,827

ICON Healthcare Fund
Common Stock	$158,877,820	$-
Short-Term Investments	-	922,628

Total	$158,877,820	$922,628

ICON Industrials Fund
Common Stock	$61,616,952	$-
Short-Term Investments	-	2,615,858

Total	$61,616,952	$2,615,858

ICON Information Technology Fund
Common Stock	$91,785,928	$-
Short-Term Investments	-	932,868

Total	$91,785,928	$932,868

ICON Leisure and Consumer Staples Fund
Common Stock	$35,477,999	$-
Short-Term Investments	-	114,530

Total	$35,477,999	$114,530

ICON Materials Fund
Common Stock	$85,191,873	$-
Short-Term Investments	-	2,851,159

Total	$85,191,873	$2,851,159

Notes to Financial Statements 39

Notes to Financial Statements (unaudited) (continued)

	Level 1	Level 2
	Investments	Investments
Fund Name	in Securities	in Securities

ICON Telecommunication & Utilities Fund
Common Stock	$27,393,073	$-

Total	$27,393,073	$-

There were no Level 3 securities held in any of the Funds at March 31, 2010.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Derivatives

Each Fund may use derivatives for various purposes. The Funds’ use of derivatives for the period ended March 31, 2010 was limited to purchased call options. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Derivatives not accounted	Liabilities	Fair	Liabilities	Fair
for as hedging instruments	Location	Value	Location	Value

Purchased option contracts
Equity risk ICON Financial Fund	Investments, at value	$-	Investments, at value	$17,529

40 Notes to Financial Statements

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

	Location of Gain/(loss) on Derivatives
Derivatives not accounted for as hedging instruments	Recognized In Operations	Amount

Option contracts
Equity risk ICON Financial Fund	Net realized gain/(loss) from investment transactions	$(22,656)
ICON Energy Fund		(593,977)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Operations

Derivatives not accounted	Location of Gain/(loss) on Derivatives
for as hedging instruments	Recognized in Operations	Amount

Purchased option contracts
Equity risk ICON Financial Fund	Change in unrealized net appreciation/(depreciation) on investments	$17,529

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended March 31, 2010.

The Funds value derivatives at fair value, as described below, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Options Transactions

Each Fund may purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions and to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated

Notes to Financial Statements 41

Notes to Financial Statements (unaudited) (continued)

expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid or received, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2010, no Funds engaged in any written options transactions. As previously disclosed, the Financial and Energy Fund engaged in purchased call options during the period. All open options contracts are included on the Fund’s Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they

42 Notes to Financial Statements

are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral invested, if any, is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

The Funds did participate in securities lending throughout the period. However, as of March 31, 2010, the Funds did not have any securities on loan.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total

Notes to Financial Statements 43

Notes to Financial Statements (unaudited) (continued)

amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned among all Funds in the Trust based upon relative net assets.

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. Each Fund is obligated to pay ICON Advisers management fees computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

Accounting, Custody and Transfer Agent Fees

As of March 1, 2010, State Street Bank and Trust Company, (“State Street”) is the fund accounting agent for the funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust. Prior to March 1, 2010, the fund accounting agent for the funds was Citi Fund Services Ohio,

44 Notes to Financial Statements

Inc. (“Citi”). The Trust paid Citi 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets $1.75 billion to $5 billion, and 0.01% on net assets in excess of $5 billion.

As of March 29, 2010, State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. Prior to March 29, 2010, Brown Brothers Harriman (“BBH”) was the custodian of the Trust’s investments. For its domestic custody services, the Trust paid BBH 0.0050% on the first $250 million of assets, 0.0040% on the second $250 million of assets and 0.0025% on domestic assets above $500 million, plus certain transaction charges. For foreign custody services, the Trust paid BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2010, the Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

As of March 1, 2010, ICON Advisers entered into a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust. Prior to March 1, 2010, Citi assisted ICON Advisers with the administration

Notes to Financial Statements 45

Notes to Financial Statements (unaudited) (continued)

and business affairs of the Trust. ICON Advisers paid Citi an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Other Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2010, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

4. Borrowings

The Funds have entered into Lines of Credit agreements with BBH to provide temporary funding for redemption requests. At BBH, the maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in the Fund subject to a maximum borrowing limit by the Trust of $150 million. The Funds may have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowing with the prime broker is charged at the Fed Funds rate plus 50 basis points.

As of March 29, 2010, the Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2010, was 1.73%.

Average Borrowing
Fund	(10/1/09-3/31/10)

ICON Consumer Discretionary Fund	$659,736
ICON Energy Fund	2,102,652
ICON Financial Fund	854,596
ICON Healthcare Fund	1,518,563
ICON Industrials Fund	958,545
ICON Information Technology Fund	1,470,911
ICON Leisure and Consumer Staples Fund	115,504
ICON Materials Fund	886,209
ICON Telecommunication & Utilities Fund**	200,392

**Fund had outstanding borrowings as of March 31, 2010.

46 Notes to Financial Statements

Average borrowing is calculated using only the days there was a borrowing. It is not an annualized number.

5. Purchases and Sales of Investment Securities

For the period ended March 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

	Purchases of	Proceeds from Sales
	Securities	of Securities

ICON Consumer Discretionary Fund	$4,564,006	$10,224,621
ICON Energy Fund	648,320,366	616,548,748
ICON Financial Fund	40,278,713	69,528,163
ICON Healthcare Fund	93,946,124	58,142,658
ICON Industrials Fund	16,984,290	35,444,635
ICON Information Technology Fund	34,646,669	63,126,280
ICON Leisure and Consumer Staples Fund	18,363,306	11,996,893
ICON Materials Fund	34,961,243	48,793,187
ICON Telecommunication & Utilities Fund	22,846,621	17,058,019

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2009 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

Notes to Financial Statements 47

Notes to Financial Statements (unaudited) (continued)

For the year ended September 30, 2009 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Consumer Discretionary Fund	$15,163,406	2017
ICON Energy Fund	63,688,945	2017
ICON Financial Fund	1,846,560	2016
	61,494,166	2017
ICON Healthcare Fund	2,434,522	2017
ICON Industrials Fund	694,762	2016
	15,694,559	2017
ICON Information Technology Fund	29,035,041	2011
	21,080	2016
	22,796,772	2017
ICON Leisure and Consumer Staples Fund	7,763,830	2017
ICON Materials Fund	26,752,256	2017
ICON Telecommunication & Utilities Fund	8,194,590	2017

Future capital loss carryover utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2009 the Funds did not utilize any available capital loss carryforwards.

For the year ended September 30, 2009, the Funds will elect to defer post October losses of:

Post October
Fund	Losses

ICON Consumer Discretionary Fund	$10,544,975
ICON Energy Fund	75,821,265
ICON Financial Fund	57,808,105
ICON Healthcare Fund	30,750,270
ICON Industrials Fund	33,600,455
ICON Information Technology Fund	22,297,733
ICON Leisure and Consumer Staples Fund	3,325,869
ICON Materials Fund	16,834,456
ICON Telecommunication & Utilities Fund	4,002,222

48 Notes to Financial Statements

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

					Total
	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Accumulated	Capital and	Appreciation/	Earnings/
Fund	Income	Earnings	Other Losses	(Depreciation)*	(Deficit)

ICON Consumer Discretionary Fund	$376,911	$376,911	$(25,708,381)	$2,040,647	$(23,290,823)
ICON Energy Fund	7,190,242	7,190,242	(139,510,210)	104,977,644	(27,342,324)
ICON Financial Fund	1,136,023	1,136,023	(121,148,831)	21,523,295	(98,489,513)
ICON Healthcare Fund	1,948,712	1,948,712	(33,184,792)	15,449,190	(15,786,890)
ICON Industrials Fund	1,217,934	1,217,934	(49,989,776)	1,551,066	(47,220,776)
ICON Information Technology Fund	630,936	630,936	(74,150,626)	21,019,556	(52,500,134)
ICON Leisure and Consumer Staples Fund	383,497	383,497	(11,089,699)	2,177,011	(8,529,191)
ICON Materials Fund	1,039,703	1,039,703	(43,586,712)	13,356,258	(29,190,751)
ICON Telecommunication & Utilities Fund	507,167	507,167	(12,196,812)	(372,540)	(12,062,185)

*Differences between the book-basis and tax-basis unrealized appreciation/ (depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of March 31, 2010, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

				Net
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Consumer Discretionary Fund	$8,618,132	$1,788,569	$-	$1,788,569
ICON Energy Fund	569,860,503	35,045,806	(8,667,764)	26,378,042
ICON Financial Fund	44,273,877	11,001,051	(150,906)	10,850,145
ICON Healthcare Fund	136,591,596	25,043,687	(1,834,835)	23,208,852
ICON Industrials Fund	57,559,152	9,685,964	(3,012,306)	6,673,658
ICON Information Technology Fund	72,467,039	20,501,594	(249,837)	20,251,757
ICON Leisure and Consumer Staples Fund	30,922,058	4,679,261	(8,790)	4,670,471
ICON Materials Fund	74,350,265	14,318,300	(625,533)	13,692,767
ICON Telecommunication & Utilities Fund	27,461,835	718,720	(787,482)	(68,762)

Notes to Financial Statements 49

Notes to Financial Statements (unaudited) (continued)

7. Subsequent Events

Management has evaluated subsequent events through May 20, 2010, the date of this report.

50 Notes to Financial Statements

Six Month Hypothetical Expense Example
March 31, 2010 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/09-3/31/10).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

Expense Example 51

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account	Account	During Period	Ratio
	Value	Value	10/1/09-	10/1/09-
	10/1/09	3/31/10	3/31/10*	3/31/10

ICON Consumer Discretionary Fund
Actual Expenses	$1,000.00	$1,175.60	$11.55	2.13%
Hypothetical Example (5% return before expenses)	1,000.00	1,014.31	10.70
ICON Energy Fund
Actual Expenses	1,000.00	1,012.10	6.07	1.21%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.90	6.09
ICON Financial Fund
Actual Expenses	1,000.00	1,056.60	7.13	1.39%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.00	6.99
ICON Healthcare Fund
Actual Expenses	1,000.00	1,116.60	6.86	1.30%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.45	6.54
ICON Industrials Fund
Actual Expenses	1,000.00	1,178.10	7.49	1.38%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.05	6.94
ICON Information Technology Fund
Actual Expenses	1,000.00	1,088.10	6.87	1.32%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.35	6.64
ICON Leisure and Consumer Staples Fund
Actual Expenses	1,000.00	1,114.20	7.64	1.45%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.70	7.29

52 Expense Example

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account	Account	During Period	Ratio
	Value	Value	10/1/09-	10/1/09-
	10/1/09	3/31/10	3/31/10*	3/31/10

ICON Materials Fund
Actual Expenses	1,000.00	1,088.30	7.08	1.36%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.15	6.84
ICON Telecommunication & Utilities Fund
Actual Expenses	1,000.00	1,030.30	8.45	1.67%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.60	8.40

*Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Expense Example 53

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconfunds.com on or about 15 days following each month end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor

54 Other Information

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

Item 2. Code of Ethics.
     Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     (a) Not applicable.
     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
     (b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable — Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date June 7, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date June 7, 2010

By (Signature and Title)*	/s/ Erik L. Jonson Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)
Date June 7, 2010